UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22132

Exact name of registrant as specified in charter:	Aberdeen Funds

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Lucia Sitar, Esquire
Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

With Copies to:
Rose F. DiMartino, Esquire
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019

Registrant’s telephone number, including area code:	866-667-9231

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

Item 1. The schedule of investments for the three-month period ended July 31, 2016 is filed herewith.

Statement of Investments

July 31, 2016 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (95.4%)
AUSTRALIA (10.6%)
Financials (2.9%)
QBE Insurance Group Ltd. (a)	55,112	$459,996

Health Care (2.5%)
CSL Ltd. (a)	4,332	388,471

Materials (5.2%)
BHP Billiton PLC - London Listing (a)	26,334	332,033
Rio Tinto PLC - London Listing (a)	15,001	486,815

		818,848

		1,667,315

CHINA (6.8%)
Consumer Discretionary (1.0%)
Yum! Brands, Inc.	1,859	166,232

Energy (1.8%)
PetroChina Co. Ltd., H Shares (a)	418,000	286,533

Materials (0.6%)
Anhui Conch Cement Co. Ltd., H Shares (a)	34,500	90,772

Telecommunication Services (3.4%)
China Mobile Ltd. (a)	43,000	532,491

		1,076,028

HONG KONG (19.8%)
Financials (14.3%)
AIA Group Ltd. (a)	91,800	571,840
Hang Lung Group Ltd. (a)	117,000	379,120
Hong Kong Exchanges and Clearing Ltd. (a)	7,329	181,453
HSBC Holdings PLC (a)	64,666	422,455
Swire Pacific Ltd., Class B (a)	232,500	483,554
Swire Properties Ltd. (a)	76,900	214,580

		2,253,002

Industrials (5.5%)
Jardine Strategic Holdings Ltd. (a)	24,000	735,721
MTR Corp. Ltd. (a)	23,842	135,030

		870,751

		3,123,753

INDIA (13.6%)
Consumer Discretionary (1.5%)
Hero MotoCorp Ltd. (a)	4,940	236,138

Consumer Staples (2.0%)
ITC Ltd. (a)	86,100	326,426

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Financials (5.1%)
Housing Development Finance Corp. Ltd. (a)	28,758	$593,241
ICICI Bank Ltd. (a)	54,500	210,986

		804,227

Information Technology (2.6%)
Infosys Ltd. (a)	9,504	152,418
Tata Consultancy Services Ltd. (a)	6,483	254,513

		406,931

Materials (2.4%)
Grasim Industries Ltd. (a)	5,207	381,208

		2,154,930

INDONESIA (5.2%)
Consumer Discretionary (3.0%)
Astra International Tbk PT (a)	793,900	470,076

Consumer Staples (1.1%)
Unilever Indonesia Tbk PT (a)	50,200	172,900

Financials (1.1%)
Bank Central Asia Tbk PT (a)	167,900	185,556

		828,532

MALAYSIA (3.4%)
Consumer Staples (1.3%)
British American Tobacco Bhd	16,400	198,871

Financials (2.1%)
CIMB Group Holdings Bhd (a)	151,592	163,625
Public Bank Bhd (a)	35,100	168,262

		331,887

		530,758

PHILIPPINES (4.0%)
Financials (4.0%)
Ayala Corp. (a)	21,110	390,249
Bank of the Philippine Islands (a)	121,915	248,471

		638,720

REPUBLIC OF SOUTH KOREA (1.7%)
Consumer Staples (0.9%)
E-Mart Inc. (a)	943	137,762

Information Technology (0.8%)
NAVER Corp. (a)	212	134,511

		272,273

SINGAPORE (19.7%)
Financials (11.9%)
City Developments Ltd. (a)	77,600	493,838
DBS Group Holdings Ltd. (a)	35,470	410,063
Oversea-Chinese Banking Corp. Ltd. (a)	101,393	654,034
United Overseas Bank Ltd. (a)	23,435	321,559

		1,879,494

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2016 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Industrials (4.0%)
Keppel Corp. Ltd. (a)	71,000	$280,949
Singapore Technologies Engineering Ltd. (a)	143,100	352,738

		633,687

Telecommunication Services (3.8%)
Singapore Telecommunications Ltd. (a)	192,100	602,404

		3,115,585

TAIWAN (5.3%)
Information Technology (3.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	101,000	545,570

Telecommunication Services (1.8%)
Taiwan Mobile Co. Ltd. (a)	82,100	283,058

		828,628

THAILAND (2.9%)
Materials (2.9%)
Siam Cement PCL, Foreign Shares (a)	30,600	450,818

UNITED KINGDOM (2.4%)
Financials (2.4%)
Standard Chartered PLC (a)	48,286	386,101

Total Common Stocks		15,073,441

PREFERRED STOCKS (6.2%)
REPUBLIC OF SOUTH KOREA (6.2%)
Consumer Staples (0.7%)
Amorepacific Corp., Preferred Shares (a)	544	109,406

Information Technology (5.5%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	765	864,699

		974,105

Total Preferred Stocks		974,105

SHORT-TERM INVESTMENTS (1.8%)
UNITED STATES (1.8%)
State Street Institutional U.S. Government Money Market Fund (b)	281,997	281,997

Total Short-Term Investments		281,997

Total Investments (Cost $17,273,859) (c)—103.4%		16,329,543

Liabilities in excess of other assets—(3.4)%		(533,108)

Net Assets—100.0%		$15,796,435

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Registered investment company advised by State Street Global Advisors.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2016 (Unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.6%)
AUSTRALIA (2.3%)
Consumer Discretionary (0.6%)
ARB Corp. Ltd. (a)	1,111	$15,340

Financials (0.5%)
Shopping Centres Australasia Property Group, REIT (a)	7,750	14,086

Industrials (1.2%)
Cabcharge Australia Ltd. (a)	11,316	34,132

		63,558

CHINA (4.5%)
Financials (1.7%)
Yanlord Land Group Ltd. (a)	56,000	49,378

Health Care (1.1%)
Tong Ren Tang Technologies Co. Ltd., H Shares (a)	19,000	29,985

Materials (0.8%)
Yingde Gases Group Co. Ltd. (a)	63,500	22,639

Utilities (0.9%)
Towngas China Co. Ltd. (a)(b)	40,000	24,334

		126,336

HONG KONG (11.9%)
Consumer Discretionary (3.2%)
Giordano International Ltd. (a)	92,000	48,320
Hongkong & Shanghai Hotels Ltd. (The) (a)	26,140	27,981
Texwinca Holdings Ltd. (a)	18,000	14,171

		90,472

Consumer Staples (1.2%)
Convenience Retail Asia Ltd. (a)	70,000	31,853

Financials (4.0%)
Aeon Credit Service (Asia) Co. Ltd. (a)	24,000	16,083
Dah Sing Financial Holdings Ltd. (a)	10,938	73,395
Public Financial Holdings Ltd. (a)	52,000	21,958

		111,436

Industrials (3.0%)
Kerry Logistics Network Ltd. (a)	44,500	63,685
Pacific Basin Shipping Ltd. (a)(b)	184,000	20,434

		84,119

Telecommunication Services (0.5%)
Asia Satellite Telecommunications Holdings Ltd.	10,000	14,384

		332,264

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

INDIA (9.3%)
Health Care (2.0%)
Piramal Enterprises Ltd.	905	$21,751
Sanofi India Ltd.	503	34,384

		56,135

Industrials (2.0%)
Container Corp. of India (a)	2,450	55,121

Information Technology (1.3%)
Mphasis Ltd. (a)	4,600	37,009

Materials (3.5%)
Castrol (India) Ltd. (a)	4,485	29,721
Kansai Nerolac Paints Ltd. (a)	5,641	29,069
Ramco Cements Ltd. (The) (a)	4,831	39,527

		98,317

Utilities (0.5%)
Gujarat Gas Ltd. (a)	1,520	13,397

		259,979

INDONESIA (14.8%)
Consumer Discretionary (2.3%)
Ace Hardware Indonesia Tbk PT (a)	421,400	31,247
Astra Otoparts Tbk PT	223,100	33,128

		64,375

Consumer Staples (5.7%)
Delfi Ltd.	31,000	57,112
M.P. Evans Group PLC	8,090	47,163
Multi Bintang Indonesia Tbk PT (a)	66,000	56,220

		160,495

Financials (2.4%)
Bank OCBC NISP Tbk PT (b)	367,895	36,934
Bank Permata Tbk PT (a)(b)	595,164	31,213

		68,147

Industrials (2.2%)
AKR Corporindo Tbk PT (a)	117,700	60,806

Materials (1.2%)
Holcim Indonesia Tbk PT (a)	382,700	32,331

Telecommunication Services (1.0%)
XL Axiata Tbk PT (a)(b)	97,500	27,650

		413,804

MALAYSIA (14.0%)
Consumer Discretionary (6.9%)
Aeon Co. (M) Bhd (a)	102,500	68,292
Oriental Holdings Bhd	42,000	68,100
Panasonic Manufacturing Malaysia Bhd	3,900	38,114
Shangri-La Hotels Malaysia Bhd	15,400	19,824

		194,330

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

Consumer Staples (2.2%)
United Malacca Bhd	6,000	$8,520
United Plantations Bhd	8,100	52,813

		61,333

Financials (2.5%)
Alliance Financial Group Bhd (a)	30,000	29,374
SP Setia Bhd	35,234	26,574
YNH Property Bhd (a)(b)	28,024	13,172

		69,120

Materials (2.4%)
Batu Kawan Bhd (a)	4,300	19,011
Tasek Corp. Bhd (a)	12,900	47,689

		66,700

		391,483

NETHERLANDS (1.0%)
Information Technology (1.0%)
ASM International NV (a)	720	28,063

PHILIPPINES (4.3%)
Consumer Discretionary (0.9%)
Jollibee Foods Corp. (a)	4,820	26,104

Financials (1.1%)
Cebu Holdings, Inc. (a)	290,500	30,806

Industrials (1.3%)
Asian Terminals, Inc.	159,200	36,835

Utilities (1.0%)
Manila Water Co., Inc. (a)	51,400	28,326

		122,071

REPUBLIC OF SOUTH KOREA (5.0%)
Consumer Discretionary (1.7%)
Shinsegae, Inc. (a)	299	48,651

Financials (3.3%)
BNK Financial Group, Inc. (a)	6,039	47,525
DGB Financial Group, Inc. (a)	5,467	44,041

		91,566

		140,217

SINGAPORE (14.1%)
Financials (7.8%)
Bukit Sembawang Estates Ltd. (a)	19,300	72,634
CDL Hospitality Trusts, REIT (a)	26,000	28,556
Far East Hospitality Trust, REIT (a)	65,500	31,272
Wheelock Properties (Singapore) Ltd. (a)	51,300	56,030
Yoma Strategic Holdings Ltd. (a)	71,333	30,900

		219,392

Health Care (2.0%)
Raffles Medical Group Ltd. (a)	46,431	54,554

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

Industrials (2.2%)
ComfortDelGro Corp. Ltd. (a)	15,600	$32,984
SATS Ltd. (a)	9,000	29,347

		62,331

Information Technology (1.6%)
Venture Corp. Ltd. (a)	6,800	45,187

Materials (0.5%)
Straits Trading Co. Ltd.	9,500	14,172

		395,636

SRI LANKA (2.4%)
Financials (0.2%)
Commercial Bank of Ceylon PLC (a)	7,854	7,051

Industrials (2.2%)
Aitken Spence & Co. PLC	22,381	11,359
John Keells Holdings PLC (a)	50,699	48,892

		60,251

		67,302

THAILAND (9.8%)
Consumer Discretionary (2.1%)
BEC World PCL, Foreign Shares (a)	39,400	28,012
Minor International PCL, Foreign Shares (a)	25,200	29,522

		57,534

Financials (3.6%)
AEON Thana Sinsap Thailand PCL, NVDR (a)	16,700	47,947
Tisco Financial Group PCL, Foreign Shares (a)	34,300	53,531

		101,478

Health Care (0.8%)
Bumrungrad Hospital PCL, Foreign Shares (a)	4,100	21,701

Information Technology (1.1%)
Hana Microelectronics PCL, Foreign Shares (a)	38,600	32,199

Materials (2.2%)
Siam City Cement PCL, Foreign Shares (a)	6,400	61,284

		274,196

UNITED KINGDOM (3.2%)
Consumer Discretionary (3.2%)
Millennium & Copthorne Hotels PLC (a)	15,090	90,304

Total Common Stocks		2,705,213

WARRANTS (0.0%)
SRI LANKA (0.0%)
Industrials (0.0%)
John Keells Holdings PLC, expires 11/11/16 (b)	9,878	434

Total Warrants		434

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2016 (Unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

SHORT-TERM INVESTMENTS (3.7%)
UNITED STATES (3.7%)
State Street Institutional U.S. Government Money Market Fund (c)	$103,173	$103,173

Total Short-Term Investments		103,173

Total Investments (Cost $3,011,345) (d)—100.3%		2,808,820

Liabilities in excess of other assets—(0.3)%		(9,713)

Net Assets—100.0%		$2,799,107

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors.
(d)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2016 (Unaudited)

Aberdeen China Opportunities Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.7%)
CHINA (32.0%)
Consumer Discretionary (5.9%)
China International Travel Service Corp. Ltd., A Shares (a)	42,000	$283,924
Fuyao Glass Industry Group Co. Ltd., H Shares (a)(b)	154,800	392,045
Yum! Brands, Inc.	2,074	185,457

		861,426

Energy (5.8%)
CNOOC Ltd. (a)	235,000	283,229
Green Dragon Gas Ltd. (c)	53,000	184,125
Greka Drilling Ltd. (c)	225,000	9,678
PetroChina Co. Ltd., H Shares (a)	536,000	367,420

		844,452

Financials (3.4%)
China Merchants Bank Co. Ltd., H Shares (a)(d)	145,000	310,932
Yanlord Land Group Ltd. (a)	220,600	194,513

		505,445

Health Care (3.7%)
CSPC Pharmaceutical Group Ltd. (a)	242,000	209,545
Tong Ren Tang Technologies Co. Ltd., H Shares (a)	208,000	328,253

		537,798

Industrials (4.7%)
China Conch Venture Holdings Ltd. (a)	182,000	348,909
Shanghai International Airport Co. Ltd., A Shares (a)	82,000	344,131

		693,040

Information Technology (2.3%)
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares (a)(d)	86,250	335,473

Materials (1.8%)
Huaxin Cement Co. Ltd., B Shares (a)	107,240	66,219
Yingde Gases Group Co. Ltd. (a)	573,000	204,291

		270,510

Telecommunication Services (4.4%)
China Mobile Ltd. (a)	52,000	643,943

		4,692,087

HONG KONG (64.7%)
Consumer Discretionary (12.0%)
AEON Stores (Hong Kong) Co. Ltd.	286,500	238,553
Giordano International Ltd. (a)	672,000	352,943
Global Brands Group Holding Ltd. (a)(c)	1,584,380	139,191
Hongkong & Shanghai Hotels Ltd. (The) (a)	246,624	263,991
Samsonite International SA (a)	86,900	246,911
Shangri-La Asia Ltd. (a)	370,000	398,092
Texwinca Holdings Ltd. (a)	160,000	125,966

		1,765,647

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen China Opportunities Fund

Consumer Staples (3.2%)
Convenience Retail Asia Ltd. (a)	388,000	$176,559
Dairy Farm International Holdings Ltd. (a)	42,700	285,543

		462,102

Financials (27.6%)
AIA Group Ltd. (a)	155,800	970,508
Dah Sing Banking Group Ltd. (a)	170,240	319,303
Hang Lung Group Ltd. (a)	135,000	437,445
Hang Lung Properties Ltd. (a)	20,000	43,344
Hong Kong Exchanges and Clearing Ltd. (a)	9,827	243,299
HSBC Holdings PLC (a)	95,719	625,321
Standard Chartered PLC (HK Listing) (a)	39,548	316,416
Swire Pacific Ltd., Class A (a)	2,000	23,968
Swire Pacific Ltd., Class B (a)	335,000	696,734
Swire Properties Ltd. (a)	135,800	378,934

		4,055,272

Industrials (16.9%)
Hong Kong Aircraft Engineering Co. Ltd. (a)	21,200	138,261
Jardine Strategic Holdings Ltd. (a)	26,400	809,293
Kerry Logistics Network Ltd. (a)	283,000	405,005
MTR Corp. Ltd. (a)	155,252	879,277
Pacific Basin Shipping Ltd. (a)(c)	2,172,000	241,212

		2,473,048

Information Technology (1.2%)
ASM Pacific Technology Ltd. (a)	23,600	175,678

Materials (0.9%)
Hung Hing Printing Group Ltd.	1,088,000	126,212

Telecommunication Services (1.2%)
Asia Satellite Telecommunications Holdings Ltd.	127,500	183,401

Utilities (1.7%)
Hong Kong & China Gas Co. Ltd. (a)	137,379	255,445

		9,496,805

Total Common Stocks		14,188,892

SHORT-TERM INVESTMENTS (0.1%)
UNITED STATES (0.1%)
State Street Institutional U.S. Government Money Market Fund (e)	11,899	11,899

		11,899

Total Short-Term Investments		11,899

Total Investments (Cost $17,630,743) (f)—96.8%		14,200,791

Other assets in excess of liabilities—3.2%		466,627

Net Assets—100.0%		$14,667,418

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2016 (Unaudited)

Aberdeen China Opportunities Fund

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Non-income producing security.
(d)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through a qualified foreign institutional investor license.
(e)	Registered investment company advised by State Street Global Advisors.
(f)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2016 (Unaudited)

Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value
COMMON STOCKS (90.2%)
BRAZIL (8.3%)
Consumer Discretionary (1.9%)
Lojas Renner SA	17,803,550	$149,680,722

Consumer Staples (1.4%)
BRF SA	6,381,705	106,873,483

Energy (2.6%)
Ultrapar Participacoes SA	9,108,000	207,980,607

Financials (1.5%)
Multiplan Empreendimentos Imobiliarios SA	5,923,025	115,395,229

Materials (0.9%)
Vale SA, ADR	12,405,571	71,332,033

		651,262,074

CHILE (1.3%)
Financials (1.3%)
Banco Santander Chile, ADR	4,758,846	97,889,462

CHINA (6.0%)
Consumer Discretionary (1.7%)
Yum! Brands, Inc.	1,441,000	128,854,220

Energy (1.3%)
PetroChina Co. Ltd., H Shares (a)	149,132,200	102,227,947

Telecommunication Services (3.0%)
China Mobile Ltd. (a)	18,998,600	235,269,569

		466,351,736

HONG KONG (8.5%)
Financials (8.5%)
AIA Group Ltd. (a)	37,700,000	234,840,450
Hang Lung Group Ltd. (a)	25,049,000	81,167,209
Hang Lung Properties Ltd. (a)	38,882,000	84,264,426
Hong Kong Exchanges and Clearing Ltd. (a)	2,795,977	69,223,309
Swire Pacific Ltd., Class A (a)	10,000,000	119,838,623
Swire Pacific Ltd., Class B (a)	15,945,000	33,162,474
Swire Properties Ltd. (a)	13,957,100	38,945,645

		661,442,136

HUNGARY (1.1%)
Health Care (1.1%)
Richter Gedeon Nyrt (a)	4,169,840	88,143,500

INDIA (16.3%)
Consumer Discretionary (1.3%)
Hero MotoCorp Ltd. (a)	2,181,035	104,255,928

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Emerging Markets Fund

Consumer Staples (4.2%)
Hindustan Unilever Ltd. (a)	8,215,443	$113,268,378
ITC Ltd. (a)	55,993,500	212,284,693

		325,553,071

Financials (4.9%)
Housing Development Finance Corp. Ltd. (a)	13,489,633	278,274,076
ICICI Bank Ltd. (a)	25,734,500	99,625,943
ICICI Bank Ltd., ADR	160,500	1,216,590

		379,116,609

Information Technology (2.6%)
Infosys Ltd. (a)	8,602,106	137,954,517
Tata Consultancy Services Ltd. (a)	1,562,463	61,339,874

		199,294,391

Materials (3.3%)
Grasim Industries Ltd. (a)	1,691,416	123,829,854
UltraTech Cement Ltd. (a)	2,472,250	137,525,829

		261,355,683

		1,269,575,682

INDONESIA (4.5%)
Consumer Discretionary (3.4%)
Astra International Tbk PT (a)	442,684,500	262,117,933

Materials (1.1%)
Indocement Tunggal Prakarsa Tbk PT (a)	67,234,300	87,925,260

		350,043,193

ITALY (1.3%)
Energy (1.3%)
Tenaris SA, ADR	3,829,000	102,310,880

MALAYSIA (1.9%)
Financials (1.9%)
CIMB Group Holdings Bhd (a)	47,985,442	51,794,275
Public Bank Bhd (a)	19,459,200	93,283,418

		145,077,693

MEXICO (7.7%)
Consumer Staples (3.4%)
Fomento Economico Mexicano SAB de CV, ADR	2,521,501	225,674,340
Organizacion Soriana SAB de CV, Class B (b)	15,206,779	37,428,952

		263,103,292

Financials (2.9%)
Grupo Financiero Banorte SAB de CV, Class O	41,576,148	227,726,421

Industrials (1.4%)
Grupo Aeroportuario del Sureste SAB de CV, ADR	722,315	111,027,039

		601,856,752

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Emerging Markets Fund

PHILIPPINES (4.2%)
Financials (4.2%)
Ayala Corp. (a)	3,958,000	$73,169,395
Ayala Land, Inc. (a)	156,930,400	131,647,204
Bank of the Philippine Islands (a)	60,725,894	123,763,698

		328,580,297

POLAND (2.7%)
Consumer Staples (1.4%)
Jeronimo Martins SGPS SA (a)	6,446,556	107,972,854

Financials (1.3%)
Bank Pekao SA (a)	3,257,741	103,101,864

		211,074,718

REPUBLIC OF SOUTH KOREA (1.5%)
Consumer Staples (0.8%)
E-Mart Inc. (a)	460,705	67,304,066

Information Technology (0.7%)
NAVER Corp. (a)	84,066	53,338,521

		120,642,587

RUSSIA (3.9%)
Consumer Staples (1.8%)
Magnit PJSC (a)	906,168	140,150,107

Energy (2.1%)
Lukoil PJSC, ADR	3,718,043	161,578,713

		301,728,820

SOUTH AFRICA (5.8%)
Consumer Discretionary (1.7%)
Truworths International Ltd. (a)	20,165,078	129,787,621

Consumer Staples (2.4%)
Massmart Holdings Ltd.	10,229,282	106,859,842
SABMiller PLC (a)	1,403,358	81,574,675

		188,434,517

Materials (0.6%)
BHP Billiton PLC (a)	3,894,549	49,119,949

Telecommunication Services (1.1%)
MTN Group Ltd. (a)	8,578,000	86,706,441

		454,048,528

TAIWAN (4.5%)
Information Technology (3.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	51,969,117	280,720,933

Telecommunication Services (0.9%)
Taiwan Mobile Co. Ltd. (a)	21,089,255	72,709,796

		353,430,729

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Emerging Markets Fund

THAILAND (5.1%)
Financials (2.6%)
Siam Commercial Bank PCL, Foreign Shares (a)	44,170,100	$202,366,981

Materials (2.5%)
Siam Cement PCL, Foreign Shares (a)	11,821,000	174,154,144
Siam Cement PCL, NVDR (a)	1,365,300	20,046,209

		194,200,353

		396,567,334

TURKEY (4.4%)
Consumer Staples (1.5%)
BIM Birlesik Magazalar A.S. (a)	6,089,158	112,643,041

Financials (2.9%)
Akbank T.A.S. (a)	48,783,608	126,069,959
Turkiye Garanti Bankasi A.S. (a)	42,048,837	103,432,454

		229,502,413

		342,145,454

UNITED KINGDOM (1.2%)
Financials (1.2%)
Standard Chartered PLC (a)	11,610,632	92,840,003

Total Common Stocks		7,035,011,578

PREFERRED STOCKS (8.0%)
BRAZIL (3.1%)
Financials (2.8%)
Banco Bradesco SA, ADR	25,418,143	221,137,844

Materials (0.3%)
Vale SA, ADR, Preferred Shares	5,729,416	26,412,608

		247,550,452

REPUBLIC OF SOUTH KOREA (4.9%)
Information Technology (4.9%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	336,959	380,873,529

Total Preferred Stocks		628,423,981

SHORT-TERM INVESTMENTS (1.8%)
UNITED STATES (1.8%)
State Street Institutional U.S. Government Money Market Fund (c)	139,594,861	139,594,861

Total Short-Term Investments		139,594,861

Total Investments (Cost $7,952,977,308) (d)—100.0%		7,803,030,420

Liabilities in excess of other assets—0.0%		(3,587,516)

Net Assets—100.0%		$7,799,442,904

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2016 (Unaudited)

Aberdeen Emerging Markets Fund

(c)	Registered investment company advised by State Street Global Advisors.
(d)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2016 (Unaudited)

Aberdeen Equity Long-Short Fund

	Shares or Principal Amount	Value
COMMON STOCKS—LONG POSITIONS (93.1%)
Consumer Discretionary (11.9%)
BorgWarner, Inc.	58,485	$1,940,532
Comcast Corp., Class A	22,288	1,498,868
Pool Corp.	11,632	1,189,721
PVH Corp.	18,915	1,911,550
TJX Cos., Inc.	23,947	1,956,949

		8,497,620

Consumer Staples (13.4%)
Casey’s General Stores, Inc.	17,172	2,293,149
Costco Wholesale Corp.	11,197	1,872,362
CVS Health Corp.	23,029	2,135,249
Estee Lauder Cos., Inc., Class A	15,792	1,467,077
Philip Morris International, Inc.	17,980	1,802,675

		9,570,512

Energy (6.1%)
Core Laboratories NV	9,029	1,054,678
EOG Resources, Inc.	22,156	1,810,145
Schlumberger Ltd.	18,787	1,512,729

		4,377,552

Financials (14.4%)
American International Group, Inc.	27,380	1,490,567
Charles Schwab Corp. (The)	78,353	2,226,792
Intercontinental Exchange, Inc.	8,503	2,246,493
M&T Bank Corp.	21,106	2,417,904
Moody’s Corp.	18,029	1,911,254

		10,293,010

Health Care (11.4%)
Baxter International, Inc.	31,872	1,530,493
Gilead Sciences, Inc.	17,200	1,366,884
Globus Medical, Inc., Class A (a)	75,147	1,724,624
PAREXEL International Corp. (a)	33,919	2,267,485
Teleflex, Inc.	7,063	1,273,530

		8,163,016

Industrials (15.3%)
Canadian National Railway Co.	29,914	1,890,864
Deere & Co.	22,340	1,736,041
Equifax, Inc.	11,120	1,472,955
Lockheed Martin Corp.	5,800	1,465,834
RBC Bearings, Inc. (a)	19,356	1,471,637
Rockwell Automation, Inc.	12,509	1,431,029
Verisk Analytics, Inc. (a)	17,488	1,491,377

		10,959,737

Information Technology (13.0%)
Alliance Data Systems Corp. (a)	4,900	1,134,938
Cognizant Technology Solutions Corp., Class A (a)	25,809	1,483,759

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Equity Long-Short Fund

Oracle Corp.	46,313	$1,900,686
Texas Instruments, Inc.	26,360	1,838,610
Visa, Inc., Class A	38,075	2,971,754

		9,329,747

Materials (7.6%)
Ecolab, Inc.	15,405	1,823,644
Praxair, Inc.	15,661	1,825,133
Sensient Technologies Corp.	24,680	1,822,124

		5,470,901

Total Common Stocks—Long Positions		66,662,095

SHORT-TERM INVESTMENTS (7.9%)
State Street Institutional U.S. Government Money Market Fund (b)	5,641,233	5,641,233

Total Short-Term Investments		5,641,233

Total Investments (Cost $61,210,052) (c)—101.0%		72,303,328

Liabilities in excess of other assets—(1.0)%		(737,569)

Net Assets—100.0%		$71,565,759

COMMON STOCKS—SHORT POSITIONS (50.1%)
Consumer Discretionary (14.4%)
Chipotle Mexican Grill, Inc.(a)	4,451	1,887,179
Gap, Inc.	74,700	1,926,513
Garmin Ltd.	43,115	2,342,438
Priceline Group, Inc.(a)	1,150	1,553,432
Tractor Supply Co.	16,300	1,493,895
Wendy’s Co.	113,599	1,097,366

		10,300,823

Consumer Staples (9.8%)
B&G Foods, Inc.	37,998	1,960,317
Clorox Co.	16,350	2,142,995
Dr Pepper Snapple Group, Inc.	15,699	1,546,508
Whole Foods Market, Inc.	45,479	1,386,200

		7,036,020

Financials (9.0%)
Allstate Corp. (The)	29,842	2,039,104
FactSet Research Systems, Inc.	9,375	1,612,125
State Street Corp.	42,597	2,802,031

		6,453,260

Health Care (2.8%)
Agilent Technologies, Inc.	41,400	1,991,754

Industrials (5.8%)
Fastenal Co.	47,003	2,009,378
PACCAR, Inc.	36,827	2,171,688

		4,181,066

Information Technology (8.3%)
CA, Inc.	60,400	2,092,860
International Business Machines Corp.	14,550	2,337,021

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2016 (Unaudited)

Aberdeen Equity Long-Short Fund

NetApp, Inc.	56,197	$1,480,791

		5,910,672

Total Common Stocks—Short Positions		35,873,595

EXCHANGE TRADED FUNDS—SHORT POSITIONS (5.0%)
Equity Funds (5.0%)
Powershares QQQ Trust, Series 1	17,807	2,051,901
Utilities Select Sector SPDR Fund	28,380	1,479,165

		3,531,066

Total Exchange Traded Funds—Short Positions		3,531,066

Total Securities Sold Short (Proceeds $35,692,291)—55.1%		$39,404,661

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2016 (Unaudited)

Aberdeen European Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.0%)
AUSTRIA (2.4%)
Energy (2.4%)
Schoeller-Bleckmann Oilfield Equipment AG (a)	555	$34,127

DENMARK (4.4%)
Health Care (3.1%)
Novo Nordisk AS, Class B (a)	790	44,924

Materials (1.3%)
Novozymes AS, B Shares (a)	375	18,405

		63,329

FRANCE (6.5%)
Consumer Staples (1.7%)
L’Oreal SA (a)	128	24,320

Industrials (3.3%)
Edenred (a)	760	17,241
Schneider Electric SE (a)	460	30,012

		47,253

Utilities (1.5%)
Engie SA (a)	1,235	20,328

		91,901

GERMANY (6.8%)
Consumer Staples (2.2%)
Henkel AG & Co. KGaA (a)	290	31,480

Health Care (1.6%)
Bayer AG (a)	215	23,112

Materials (3.0%)
Linde AG (a)	290	41,678

		96,270

NETHERLANDS (1.4%)
Consumer Discretionary (1.4%)
GrandVision N.V. (a)(b)	750	20,407

NORWAY (2.0%)
Industrials (2.0%)
Kongsberg Gruppen AS	1,885	28,150

SWEDEN (10.1%)
Financials (2.3%)
Nordea Bank AB (a)	3,750	33,411

Industrials (5.8%)
Assa Abloy AB, Class B (a)	1,685	36,966

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen European Equity Fund

Atlas Copco AB, B Shares (a)	1,760	$45,004

		81,970

Information Technology (2.0%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	3,755	28,003

		143,384

SWITZERLAND (20.8%)
Consumer Discretionary (1.6%)
Swatch Group AG (a)	430	21,951

Consumer Staples (3.6%)
Nestle SA (a)	640	51,285

Financials (3.1%)
UBS Group AG (a)	3,230	44,403

Health Care (4.1%)
Roche Holding AG (a)	228	58,201

Industrials (2.6%)
Schindler Holding AG (a)	195	37,389

Information Technology (2.8%)
Temenos Group AG (a)(c)	650	40,194

Materials (3.0%)
LafargeHolcim Ltd. (a)(c)	520	24,726
Syngenta AG (a)	44	17,234

		41,960

		295,383

UNITED KINGDOM (41.6%)
Consumer Discretionary (4.3%)
Compass Group PLC (a)	1,665	31,631
Pearson PLC (a)	2,500	29,209

		60,840

Consumer Staples (9.6%)
Associated British Foods PLC (a)	365	12,993
British American Tobacco PLC (a)	875	55,847
Tesco PLC (a)(c)	8,055	16,608
Unilever PLC (a)	1,080	50,525

		135,973

Energy (2.8%)
Royal Dutch Shell PLC, B Shares (a)	1,520	40,430

Financials (8.5%)
Prudential PLC (a)	3,085	54,384
Schroders PLC, Non-Voting Shares (a)	1,200	31,963
Standard Chartered PLC (a)	4,349	34,775

		121,122

Health Care (2.1%)
GlaxoSmithKline PLC (a)	1,325	29,591

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2016 (Unaudited)

Aberdeen European Equity Fund

Industrials (8.1%)
Experian PLC (a)	1,995	$39,023
Rolls-Royce Holdings PLC (a)(c)	4,450	46,563
Weir Group PLC (The) (a)	1,500	29,064

		114,650

Materials (3.9%)
BHP Billiton PLC (a)	1,775	22,380
Croda International PLC (a)	753	33,113

		55,493

Telecommunication Services (1.0%)
Inmarsat PLC (a)	1,400	14,475

Utilities (1.3%)
Centrica PLC (a)	5,904	18,831

		591,405

Total Common Stocks		1,364,356

SHORT-TERM INVESTMENTS (2.9%)
UNITED STATES (2.9%)
State Street Institutional U.S. Government Money Market Fund (d)	40,893	40,893

Total Short-Term Investments		40,893

Total Investments (Cost $1,533,182) (e)—98.9%		1,405,249

Other assets in excess of liabilities—1.1%		15,116

Net Assets—100.0%		$1,420,365

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Non-income producing security.
(d)	Registered investment company advised by State Street Global Advisors.
(e)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2016 (Unaudited)

Aberdeen Global Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (91.0%)
CANADA (2.1%)
Industrials (0.8%)
Canadian National Railway Co.	12,079	$765,733

Materials (1.3%)
Potash Corp. of Saskatchewan, Inc.	73,600	1,147,137

		1,912,870

GERMANY (1.5%)
Health Care (1.5%)
Fresenius Medical Care AG & Co. KGaA (a)	14,713	1,343,847

HONG KONG (5.6%)
Financials (3.0%)
AIA Group Ltd. (a)	297,300	1,851,938
Swire Pacific Ltd., Class A (a)	75,800	908,377

		2,760,315

Industrials (2.6%)
Jardine Matheson Holdings Ltd. (a)	23,400	1,391,702
MTR Corp. Ltd. (a)	177,000	1,002,447

		2,394,149

		5,154,464

INDIA (2.7%)
Consumer Staples (1.1%)
ITC Ltd. (a)	256,950	974,159

Financials (1.6%)
Housing Development Finance Corp. Ltd. (a)	72,300	1,491,457

		2,465,616

ISRAEL (2.0%)
Information Technology (2.0%)
Check Point Software Technologies Ltd. (b)	23,400	1,798,992

ITALY (1.4%)
Energy (1.4%)
Tenaris SA, ADR	47,800	1,277,216

JAPAN (10.2%)
Consumer Staples (2.7%)
Japan Tobacco, Inc. (a)	63,500	2,476,482

Financials (1.5%)
Daito Trust Construction Co. Ltd. (a)	8,300	1,393,733

Industrials (1.6%)
FANUC Corp. (a)	8,710	1,456,382

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Global Equity Fund

Information Technology (1.6%)
Keyence Corp. (a)	2,100	$1,481,284

Materials (2.8%)
Shin-Etsu Chemical Co. Ltd. (a)	37,700	2,572,613

		9,380,494

MEXICO (1.9%)
Consumer Staples (1.9%)
Fomento Economico Mexicano SAB de CV, ADR	19,900	1,781,050

SINGAPORE (0.9%)
Financials (0.9%)
City Developments Ltd. (a)	133,400	848,943

SOUTH AFRICA (1.0%)
Telecommunication Services (1.0%)
MTN Group Ltd. (a)	92,300	932,969

SWEDEN (1.6%)
Industrials (1.6%)
Atlas Copco AB, A Shares (a)	52,300	1,468,148

SWITZERLAND (8.9%)
Consumer Staples (2.0%)
Nestle SA (a)	23,200	1,859,076

Health Care (6.9%)
Novartis AG (a)	38,500	3,193,311
Roche Holding AG (a)	12,200	3,114,269

		6,307,580

		8,166,656

TAIWAN (3.1%)
Information Technology (3.1%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	102,900	2,858,562

THAILAND (1.1%)
Financials (1.1%)
Kasikornbank PCL (a)	179,000	1,027,274

UNITED KINGDOM (12.8%)
Consumer Discretionary (1.5%)
Whitbread PLC (a)	28,051	1,432,412

Consumer Staples (2.0%)
British American Tobacco PLC (a)	29,000	1,850,919

Energy (1.9%)
Royal Dutch Shell PLC, B Shares (a)	64,900	1,726,257

Financials (1.4%)
Standard Chartered PLC (a)	160,130	1,280,419

Industrials (2.9%)
Experian PLC (a)	72,100	1,410,314

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Global Equity Fund

Rolls-Royce Holdings PLC (a)(b)	118,046	$1,235,186

		2,645,500

Materials (0.7%)
BHP Billiton PLC (a)	55,600	701,034

Telecommunication Services (2.4%)
Vodafone Group PLC (a)	715,300	2,172,997

		11,809,538

UNITED STATES (34.2%)
Consumer Discretionary (3.6%)
Comcast Corp., Class A	27,700	1,862,825
TJX Cos., Inc.	17,600	1,438,272

		3,301,097

Consumer Staples (8.7%)
CVS Health Corp.	33,200	3,078,304
PepsiCo, Inc.	25,400	2,766,568
Philip Morris International, Inc.	22,000	2,205,720

		8,050,592

Energy (5.4%)
EOG Resources, Inc.	43,500	3,553,950
Schlumberger Ltd.	17,400	1,401,048

		4,954,998

Financials (3.4%)
Intercontinental Exchange, Inc.	4,900	1,294,580
M&T Bank Corp.	16,000	1,832,960

		3,127,540

Health Care (3.5%)
Johnson & Johnson	14,700	1,840,881
Perrigo Co. PLC	14,700	1,343,433

		3,184,314

Information Technology (8.0%)
Amdocs Ltd.	23,900	1,394,804
Cognizant Technology Solutions Corp., Class A (b)	31,800	1,828,182
Oracle Corp.	55,700	2,285,928
Visa, Inc., Class A	24,100	1,881,005

		7,389,919

Materials (1.6%)
Praxair, Inc.	12,684	1,478,193

		31,486,653

Total Common Stocks		83,713,292

PREFERRED STOCKS (6.3%)
BRAZIL (1.7%)
Financials (1.7%)
Banco Bradesco SA, ADR, Preferred Shares	176,610	1,536,507

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2016 (Unaudited)

Aberdeen Global Equity Fund

GERMANY (2.0%)
Consumer Staples (2.0%)
Henkel AG & Co. KGaA, Preferred Shares (a)	14,700	$1,831,705

REPUBLIC OF SOUTH KOREA (2.6%)
Information Technology (2.6%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares (c)	4,307	2,429,148

Total Preferred Stocks		5,797,360

SHORT-TERM INVESTMENTS (3.2%)
UNITED STATES (3.2%)
State Street Institutional U.S. Government Money Market Fund (d)	2,975,058	2,975,058

Total Short-Term Investments		2,975,058

Total Investments (Cost $90,161,576) (e)—100.5%		92,485,710

Liabilities in excess of other assets—(0.5)%		(491,774)

Net Assets—100.0%		$91,993,936

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Registered investment company advised by State Street Global Advisors.
(e)	See accompanying Notes to Portfolio of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2016 (Unaudited)

Aberdeen Global Natural Resources Fund

	Shares or Principal Amount	Value
COMMON STOCKS (94.9%)
BRAZIL (6.3%)
Industrials (3.8%)
Wilson Sons Ltd., BDR	52,900	$576,901

Materials (2.5%)
Vale SA, ADR	66,500	382,375

		959,276

CANADA (11.0%)
Industrials (1.6%)
Canadian National Railway Co.	3,759	237,606

Materials (9.4%)
Goldcorp, Inc.	45,400	811,230
Potash Corp. of Saskatchewan, Inc.	40,100	625,560

		1,436,790

		1,674,396

DENMARK (2.0%)
Materials (2.0%)
Novozymes AS, B Shares (a)	6,300	309,199

FRANCE (3.0%)
Energy (3.0%)
TOTAL SA (a)	9,600	461,701

GERMANY (11.9%)
Consumer Staples (1.6%)
KWS Saat SE (a)	750	239,383

Health Care (2.7%)
Bayer AG (a)	3,800	408,492

Industrials (1.0%)
Brenntag AG (a)	3,100	153,996

Materials (6.6%)
BASF SE (a)	2,900	227,799
FUCHS PETROLUB SE (a)	6,100	234,678
Linde AG (a)	3,800	546,116

		1,008,593

		1,810,464

ISRAEL (2.0%)
Materials (2.0%)
Frutarom Industries Ltd. (a)	6,100	306,054

ITALY (7.9%)
Energy (7.9%)
Eni SpA (a)	29,000	444,861

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Global Natural Resources Fund

Tenaris SA, ADR	28,200	$753,504

		1,198,365

JAPAN (5.3%)
Materials (5.3%)
Shin-Etsu Chemical Co. Ltd. (a)	11,800	805,221

NETHERLANDS (1.0%)
Energy (1.0%)
Koninklijke Vopak NV (a)	3,100	159,377

SWITZERLAND (0.9%)
Materials (0.9%)
Givaudan SA (a)	70	143,762

UNITED KINGDOM (18.8%)
Energy (6.7%)
John Wood Group PLC (a)	34,300	300,081
Royal Dutch Shell PLC, B Shares (a)	27,300	726,145

		1,026,226

Industrials (1.0%)
Weir Group PLC (The) (a)	7,800	151,131

Materials (11.1%)
BHP Billiton PLC (a)	54,400	685,904
Randgold Resources Ltd. (a)	2,000	235,356
Rio Tinto PLC (a)	23,700	769,117

		1,690,377

		2,867,734

UNITED STATES (24.8%)
Energy (14.9%)
Chevron Corp.	5,100	522,648
EOG Resources, Inc.	13,000	1,062,100
Schlumberger Ltd.	8,500	684,420

		2,269,168

Industrials (0.9%)
Deere & Co.	1,800	139,878

Materials (9.0%)
Monsanto Co.	5,700	608,589
Praxair, Inc.	6,500	757,510

		1,366,099

		3,775,145

Total Common Stocks		14,470,694

PREFERRED STOCKS (3.0%)
CHILE (3.0%)
Materials (3.0%)
Sociedad Quimica y Minera de Chile SA, ADR, Preferred Shares	18,300	453,474

Total Preferred Stocks		453,474

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2016 (Unaudited)

Aberdeen Global Natural Resources Fund

SHORT-TERM INVESTMENTS (0.1%)
UNITED STATES (0.1%)
State Street Institutional U.S. Government Money Market Fund (b)	$19,477	$19,477

Total Short-Term Investments		19,477

Total Investments (Cost $15,056,227) (c)—98.0%		14,943,645

Other assets in excess of liabilities—2.0%		307,919

Net Assets—100.0%		$15,251,564

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Registered investment company advised by State Street Global Advisors.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2016 (Unaudited)

Aberdeen International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (90.0%)
AUSTRALIA (1.0%)
Health Care (1.0%)
CSL Ltd. (a)	54,700	$4,905,203

CANADA (4.0%)
Industrials (1.2%)
Canadian National Railway Co.	94,089	5,964,651

Materials (1.3%)
Potash Corp. of Saskatchewan, Inc.	391,000	6,094,168

Telecommunication Services (1.5%)
TELUS Corp.	214,400	7,174,308

		19,233,127

FRANCE (1.5%)
Consumer Staples (1.5%)
L’Oreal SA (a)	37,800	7,182,166

GERMANY (4.8%)
Health Care (3.3%)
Bayer AG (a)	59,800	6,428,371
Fresenius Medical Care AG & Co. KGaA (a)	105,669	9,651,534

		16,079,905

Materials (1.5%)
Linde AG (a)	49,300	7,085,136

		23,165,041

HONG KONG (8.2%)
Consumer Discretionary (1.0%)
Samsonite International SA (a)	1,711,800	4,863,775

Financials (4.1%)
AIA Group Ltd. (a)	2,335,100	14,545,781
Swire Pacific Ltd., Class A (a)	432,500	5,183,020

		19,728,801

Industrials (3.1%)
Jardine Matheson Holdings Ltd. (a)	160,000	9,515,913
MTR Corp. Ltd. (a)	938,000	5,312,404

		14,828,317

		39,420,893

INDIA (2.6%)
Consumer Staples (1.0%)
ITC Ltd. (a)	1,280,100	4,853,164

Financials (1.6%)
Housing Development Finance Corp. Ltd. (a)	377,500	7,787,348

		12,640,512

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen International Equity Fund

ISRAEL (2.4%)
Information Technology (2.4%)
Check Point Software Technologies Ltd. (b)	149,200	$11,470,496

ITALY (1.4%)
Energy (1.4%)
Tenaris SA, ADR	244,600	6,535,712

JAPAN (12.8%)
Consumer Discretionary (1.0%)
Shimano, Inc. (a)	32,400	5,067,058

Consumer Staples (3.8%)
Japan Tobacco, Inc. (a)	461,900	18,013,970

Financials (2.1%)
Daito Trust Construction Co. Ltd. (a)	60,900	10,226,309

Industrials (1.5%)
FANUC Corp. (a)	42,600	7,123,062

Information Technology (1.6%)
Keyence Corp. (a)	10,600	7,476,957

Materials (2.8%)
Shin-Etsu Chemical Co. Ltd. (a)	197,900	13,504,511

		61,411,867

MEXICO (2.4%)
Consumer Staples (2.4%)
Fomento Economico Mexicano SAB de CV, ADR	126,200	11,294,900

PHILIPPINES (1.0%)
Financials (1.0%)
Ayala Land, Inc. (a)	5,597,300	4,695,514

SINGAPORE (5.9%)
Financials (3.3%)
City Developments Ltd. (a)	1,054,000	6,707,539
Oversea-Chinese Banking Corp. Ltd. (a)	1,417,900	9,146,146

		15,853,685

Telecommunication Services (2.6%)
Singapore Telecommunications Ltd. (a)	3,999,000	12,540,404

		28,394,089

SOUTH AFRICA (1.6%)
Telecommunication Services (1.6%)
MTN Group Ltd. (a)	752,800	7,609,304

SWEDEN (2.2%)
Industrials (2.2%)
Atlas Copco AB, A Shares (a)	373,300	10,479,149

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen International Equity Fund

SWITZERLAND (11.6%)
Consumer Staples (3.7%)
Nestle SA (a)	220,500	$17,669,232

Health Care (7.9%)
Novartis AG (a)	235,000	19,491,638
Roche Holding AG (a)	71,800	18,328,239

		37,819,877

		55,489,109

TAIWAN (3.6%)
Information Technology (3.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	3,139,000	16,955,897

THAILAND (1.2%)
Financials (1.2%)
Kasikornbank PCL (a)	1,008,300	5,786,595

UNITED KINGDOM (21.8%)
Consumer Discretionary (2.1%)
Whitbread PLC (a)	197,842	10,102,717

Consumer Staples (2.5%)
British American Tobacco PLC (a)	187,200	11,948,004

Energy (4.4%)
John Wood Group PLC (a)	758,700	6,637,663
Royal Dutch Shell PLC, B Shares (a)	548,200	14,581,417

		21,219,080

Financials (3.6%)
Prudential PLC (a)	539,700	9,514,080
Standard Chartered PLC (a)	945,957	7,563,985

		17,078,065

Industrials (4.8%)
Experian PLC (a)	516,200	10,097,144
Rolls-Royce Holdings PLC (a)(b)	742,300	7,767,130
Weir Group PLC (The) (a)	253,100	4,903,991

		22,768,265

Materials (1.0%)
BHP Billiton PLC (a)	366,800	4,624,808

Telecommunication Services (3.4%)
Inmarsat PLC (a)	489,400	5,060,203
Vodafone Group PLC (a)	3,731,700	11,336,461

		16,396,664

		104,137,603

Total Common Stocks		430,807,177

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2016 (Unaudited)

Aberdeen International Equity Fund

PREFERRED STOCKS (7.6%)
BRAZIL (1.9%)
Financials (1.9%)
Banco Bradesco SA, ADR, Preferred Shares	1,037,740	$9,028,338

GERMANY (2.6%)
Consumer Staples (2.6%)
Henkel AG & Co. KGaA, Preferred Shares (a)	99,700	12,423,197

REPUBLIC OF SOUTH KOREA (3.1%)
Information Technology (3.1%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares (c)	26,971	15,211,644

Total Preferred Stocks		36,663,179

SHORT-TERM INVESTMENTS (2.0%)
UNITED STATES (2.0%)
State Street Institutional U.S. Government Money Market Fund (d)	9,375,874	9,375,874

Total Short-Term Investments		9,375,874

Total Investments (Cost $476,054,722) (e)—99.6%		476,846,230

Other assets in excess of liabilities—0.4%		1,939,796

Net Assets—100.0%		$478,786,026

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Registered investment company advised by State Street Global Advisors.
(e)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2016 (Unaudited)

Aberdeen International Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.3%)
AUSTRALIA (2.5%)
Consumer Discretionary (2.5%)
ARB Corp. Ltd. (a)	135,700	$1,873,621

BRAZIL (8.2%)
Consumer Discretionary (2.3%)
Arezzo Industria e Comercio SA	199,000	1,718,480

Financials (2.4%)
Iguatemi Empresa de Shopping Centers SA	190,400	1,793,368

Health Care (2.3%)
OdontoPrev SA	441,600	1,770,540

Industrials (1.2%)
Wilson Sons Ltd., BDR	81,500	888,799

		6,171,187

CANADA (1.4%)
Financials (1.4%)
Canadian Western Bank	55,700	1,075,904

CHILE (7.6%)
Consumer Staples (5.9%)
Embotelladora Andina SA, Class A	839,800	2,950,492
Vina Concha y Toro SA	866,600	1,476,523

		4,427,015

Financials (1.7%)
Parque Arauco SA	585,500	1,296,838

		5,723,853

GERMANY (7.9%)
Consumer Discretionary (1.5%)
Fielmann AG (a)	14,900	1,150,985

Consumer Staples (1.4%)
KWS Saat SE (a)	3,200	1,021,367

Materials (5.0%)
FUCHS PETROLUB SE (a)	48,300	1,858,188
Symrise AG (a)	27,500	1,939,104

		3,797,292

		5,969,644

HONG KONG (5.0%)
Consumer Discretionary (1.8%)
Samsonite International SA (a)	483,300	1,373,211

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen International Small Cap Fund

Industrials (2.2%)
Kerry Logistics Network Ltd. (a)	1,138,500	$1,629,322

Telecommunication Services (1.0%)
Asia Satellite Telecommunications Holdings Ltd.	517,000	743,674

		3,746,207

INDIA (5.8%)
Consumer Staples (0.9%)
Jyothy Laboratories Ltd. (a)	157,700	678,638

Health Care (2.0%)
Sanofi India Ltd.	22,200	1,517,561

Materials (2.9%)
Castrol (India) Ltd. (a)	324,000	2,147,075

		4,343,274

INDONESIA (2.2%)
Consumer Discretionary (2.2%)
Ace Hardware Indonesia Tbk PT (a)	21,987,800	1,630,399

ISRAEL (1.6%)
Materials (1.6%)
Frutarom Industries Ltd. (a)	23,400	1,174,045

JAPAN (9.3%)
Consumer Discretionary (2.0%)
Resorttrust, Inc. (a)	67,700	1,532,046

Consumer Staples (2.1%)
Calbee, Inc. (a)	36,000	1,571,812

Health Care (3.6%)
Asahi Intecc Co. Ltd. (a)	27,800	1,278,209
Sysmex Corp. (a)	20,700	1,433,925

		2,712,134

Industrials (1.6%)
Nabtesco Corp. (a)	44,200	1,188,947

		7,004,939

MALAYSIA (1.6%)
Consumer Staples (1.6%)
Carlsberg Brewery Malaysia Bhd	333,400	1,176,176

MEXICO (1.4%)
Industrials (1.4%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	69,600	1,070,875

NEW ZEALAND (1.3%)
Industrials (1.3%)
Auckland International Airport Ltd. (a)	187,000	997,213

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen International Small Cap Fund

SINGAPORE (2.5%)
Health Care (2.5%)
Raffles Medical Group Ltd. (a)	1,595,451	$1,874,588

SOUTH AFRICA (2.8%)
Consumer Staples (2.8%)
Clicks Group Ltd.	238,800	2,137,652

SPAIN (1.8%)
Consumer Staples (1.8%)
Viscofan SA (a)	26,100	1,396,336

SWITZERLAND (8.0%)
Consumer Staples (3.1%)
Barry Callebaut AG (a)(b)	1,800	2,352,584

Industrials (3.3%)
Kaba Holding AG, Class B (a)	3,400	2,482,246

Information Technology (1.6%)
Temenos Group AG (a)(b)	20,000	1,236,751

		6,071,581

THAILAND (3.6%)
Financials (2.1%)
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund (c)	3,226,800	1,593,481

Utilities (1.5%)
Electricity Generating PCL, Foreign Shares (a)	202,500	1,157,434

		2,750,915

UNITED KINGDOM (23.8%)
Consumer Discretionary (3.9%)
Dignity PLC (a)	20,100	718,266
Fuller Smith & Turner PLC, Class A (a)	69,500	901,686
Millennium & Copthorne Hotels PLC (a)	223,000	1,334,521

		2,954,473

Energy (1.8%)
John Wood Group PLC (a)	154,700	1,353,429

Financials (2.5%)
Close Brothers Group PLC (a)	57,500	959,003
Rathbone Brothers PLC (a)	38,500	923,753

		1,882,756

Health Care (2.6%)
Dechra Pharmaceuticals PLC	110,000	1,936,207

Industrials (7.7%)
Rotork PLC (a)	507,700	1,460,120
Spirax-Sarco Engineering PLC (a)	28,800	1,517,260
Ultra Electronics Holdings PLC (a)	57,400	1,299,245
Weir Group PLC (The) (a)	80,600	1,561,682

		5,838,307

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2016 (Unaudited)

Aberdeen International Small Cap Fund

Information Technology (1.6%)
AVEVA Group PLC (a)	46,600	$1,167,466

Materials (3.7%)
Croda International PLC (a)	33,400	1,468,732
Victrex PLC (a)	67,200	1,312,560

		2,781,292

		17,913,930

Total Common Stocks		74,102,339

SHORT-TERM INVESTMENTS (1.8%)
UNITED STATES (1.8%)
State Street Institutional U.S. Government Money Market Fund (d)	1,339,447	1,339,447

Total Short-Term Investments		1,339,447

Total Investments (Cost $67,937,396) (e)—100.1%		75,441,786

Liabilities in excess of other assets—(0.1)%		(82,877)

Net Assets—100.0%		$75,358,909

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	As of July 31, 2016, security is a closed-end fund incorporated in Thailand.
(d)	Registered investment company advised by State Street Global Advisors.
(e)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

BDR	Brazilian Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2016 (Unaudited)

Aberdeen Japanese Equities Fund

	Shares or Principal Amount	Value
COMMON STOCKS (95.1%)(a)
JAPAN (95.1%)
Consumer Discretionary (13.8%)
Asics Corp.	900	$16,516
Denso Corp.	400	15,488
Honda Motor Co. Ltd.	800	21,670
Rinnai Corp.	200	19,584
Sekisui House Ltd.	600	9,997
Shimano, Inc.	100	15,639
Toyota Motor Corp.	700	39,224
USS Co. Ltd.	600	10,177

		148,295

Consumer Staples (12.8%)
Japan Tobacco, Inc.	1,200	46,800
Pigeon Corp.	900	22,513
Seven & i Holdings Co. Ltd.	1,200	49,828
Unicharm Corp.	900	18,505

		137,646

Financials (13.2%)
AEON Financial Service Co. Ltd.	1,000	23,027
Concordia Financial Group Ltd. (b)(c)	4,000	17,003
Daito Trust Construction Co. Ltd.	200	33,584
Japan Exchange Group, Inc.	1,100	15,502
Mitsubishi Estate Co. Ltd.	1,000	18,598
Suruga Bank Ltd.	1,500	34,202

		141,916

Health Care (9.7%)
Astellas Pharma, Inc.	2,400	39,988
Chugai Pharmaceutical Co. Ltd.	1,000	37,371
Sysmex Corp.	400	27,709

		105,068

Industrials (20.9%)
Amada Holdings Co. Ltd.	4,000	43,593
Daikin Industries Ltd.	400	34,689
East Japan Railway Co.	400	36,692
FANUC Corp.	200	33,441
Makita Corp.	400	28,142
Nabtesco Corp.	1,800	48,419

		224,976

Information Technology (11.2%)
Canon, Inc.	700	19,866
Keyence Corp.	100	70,537
SCSK Corp. (c)	200	8,343
Yahoo Japan Corp.	4,900	21,601

		120,347

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2016 (Unaudited)

Aberdeen Japanese Equities Fund

Materials (9.0%)
Kansai Paint Co. Ltd.	1,400	$29,319
Shin-Etsu Chemical Co. Ltd.	1,000	68,239

		97,558

Telecommunication Services (4.5%)
KDDI Corp.	1,600	49,099

		1,024,905

Total Common Stocks		1,024,905

SHORT-TERM INVESTMENTS (2.6%)
UNITED STATES (2.6%)
State Street Institutional U.S. Government Money Market Fund (d)	28,507	28,507

Total Short-Term Investments		28,507

Total Investments (Cost $984,081) (e)—97.7%		1,053,412

Other assets in excess of liabilities—2.3%		24,366

Net Assets—100.0%		$1,077,778

(a)	All securities are fair valued. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	Security is not fair valued. See Note 1(a) of the accompanying Notes to Statements of Investments.
(d)	Registered investment company advised by State Street Global Advisors.
(e)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2016 (Unaudited)

Aberdeen Latin American Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (87.6%)
ARGENTINA (2.1%)
Energy (2.1%)
Tenaris SA, ADR	3,000	$80,160

BRAZIL (50.4%)
Consumer Discretionary (9.3%)
Arezzo Industria e Comercio SA	11,801	101,908
Cia Hering	6,000	34,234
Lojas Renner SA	25,150	211,445

		347,587

Consumer Staples (9.3%)
AMBEV SA	26,828	155,553
BRF SA	7,900	132,300
Natura Cosmeticos SA	5,900	60,594

		348,447

Energy (4.2%)
Ultrapar Participacoes SA	6,800	155,278

Financials (15.8%)
BM&F Bovespa SA	16,000	94,202
Iguatemi Empresa de Shopping Centers SA	5,500	51,804
Itau Unibanco Holding SA	29,679	268,561
Multiplan Empreendimentos Imobiliarios SA	9,000	175,342

		589,909

Health Care (1.8%)
OdontoPrev SA	16,400	65,754

Industrials (6.0%)
Localiza Rent a Car SA	5,305	65,936
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	4,119	37,298
WEG SA	12,780	60,187
Wilson Sons Ltd., BDR	5,600	61,071

		224,492

Information Technology (1.2%)
Totvs SA	4,500	45,661

Materials (2.8%)
Vale SA	18,500	105,554

		1,882,682

CHILE (9.9%)
Consumer Discretionary (2.6%)
S.A.C.I. Falabella	13,100	96,452

Consumer Staples (3.0%)
Embotelladora Andina SA, Class A Preference Shares (a)	32,000	112,426

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Latin American Equity Fund

Financials (4.3%)
Banco Santander Chile, ADR	4,400	$90,508
Parque Arauco SA	31,275	69,272

		159,780

		368,658

COLOMBIA (2.0%)
Consumer Staples (0.8%)
Almacenes Exito SA	6,400	29,186

Financials (1.2%)
Bancolombia SA	5,750	45,513

		74,699

MEXICO (20.7%)
Consumer Staples (11.0%)
Arca Continental SAB de CV	9,100	58,487
Fomento Economico Mexicano SAB de CV, ADR	1,700	152,150
Grupo Lala SAB de CV	15,500	33,621
Kimberly-Clark de Mexico SAB de CV, Class A	16,100	36,390
Organizacion Soriana SAB de CV, Class B (b)	11,500	28,305
Wal-Mart de Mexico SAB de CV	45,300	103,405

		412,358

Financials (5.0%)
Grupo Financiero Banorte SAB de CV, Class O	27,916	152,905
Grupo Financiero Santander Mexico SAB de CV, Class B	17,900	32,650

		185,555

Industrials (4.7%)
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,800	89,298
Grupo Aeroportuario del Sureste SAB de CV, ADR, B Shares	550	84,541

		173,839

		771,752

PERU (2.5%)
Industrials (1.4%)
Grana y Montero SA, ADR	6,522	53,154

Materials (1.1%)
Cementos Pacasmayo SAA	21,677	39,795

		92,949

Total Common Stocks		3,270,900

PREFERRED STOCKS (9.8%)
BRAZIL (9.8%)
Financials (8.8%)
Banco Bradesco SA, Preferred Shares	37,730	330,009

Materials (1.0%)
Bradespar SA, Preferred Shares	7,500	24,982

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2016 (Unaudited)

Aberdeen Latin American Equity Fund

Vale SA, ADR, Preferred Shares	2,300	$10,603

		35,585

		365,594

Total Preferred Stocks		365,594

SHORT-TERM INVESTMENTS (2.2%)
UNITED STATES (2.2%)
State Street Institutional U.S. Government Money Market Fund (c)	80,899	80,899

Total Short-Term Investments		80,899

Total Investments (Cost $4,625,145) (d)—99.6%		3,717,393

Other assets in excess of liabilities—0.4%		15,256

Net Assets—100.0%		$3,732,649

(a)	This share class contains full voting rights and no preference on dividends. The two share classes of this company are formally labeled as preferred.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors.
(d)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2016 (Unaudited)

Aberdeen U.S. Mid Cap Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (101.0%)
Canada (1.4%)
Industrials (1.4%)
Ritchie Bros Auctioneers, Inc.	500	$16,600

Israel (2.0%)
Information Technology (2.0%)
Check Point Software Technologies Ltd. (a)	296	22,757

Netherlands (2.6%)
Energy (2.6%)
Core Laboratories NV	251	29,319

United States (95.0%)
CONSUMER DISCRETIONARY (13.2%)
BorgWarner, Inc.	1,138	37,759
Pool Corp.	179	18,308
PVH Corp.	355	35,876
Ross Stores, Inc.	504	31,163
Tiffany & Co.	429	27,679

		150,785

CONSUMER STAPLES (8.0%)
Casey’s General Stores, Inc.	265	35,388
Mead Johnson Nutrition Co.	267	23,817
Molson Coors Brewing Co.	313	31,976

		91,181

FINANCIALS (17.5%)
Bank of the Ozarks, Inc.	591	21,270
CBOE Holdings, Inc.	454	31,235
Digital Realty Trust, Inc., REIT	249	26,011
Healthcare Realty Trust, Inc., REIT	700	25,312
Jones Lang LaSalle, Inc.	239	26,163
M&T Bank Corp.	338	38,721
Moody’s Corp.	300	31,803

		200,515

HEALTH CARE (16.4%)
Baxter International, Inc.	712	34,190
Cerner Corp. (a)	499	31,133
Globus Medical, Inc., Class A (a)	1,193	27,379
Mettler-Toledo International, Inc. (a)	60	24,673
PAREXEL International Corp. (a)	595	39,776
Teleflex, Inc.	171	30,833

		187,984

INDUSTRIALS (16.3%)
CH Robinson Worldwide, Inc.	335	23,323
Equifax, Inc.	220	29,141
Kansas City Southern	236	22,682

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2016 (Unaudited)

Aberdeen U.S. Mid Cap Equity Fund

Republic Services, Inc.	458	$23,477
Rockwell Automation, Inc.	301	34,434
Snap-on, Inc.	182	28,605
Verisk Analytics, Inc. (a)	300	25,584

		187,246

INFORMATION TECHNOLOGY (13.2%)
Alliance Data Systems Corp. (a)	163	37,754
Analog Devices, Inc.	490	31,277
CDW Corp.	412	17,687
Genpact Ltd. (a)	1,103	29,527
Manhattan Associates, Inc. (a)	196	11,378
Paychex, Inc.	400	23,712

		151,335

MATERIALS (6.7%)
International Flavors & Fragrances, Inc.	219	29,182
Sherwin-Williams Co.	72	21,580
Sonoco Products Co.	500	25,465

		76,227

UTILITIES (3.7%)
American Water Works Co., Inc.	226	18,663
CMS Energy Corp.	518	23,403

		42,066

		1,087,339

Total Common Stocks		1,156,015

SHORT-TERM INVESTMENTS (0.9%)
United States (0.9%)
State Street Institutional U.S. Government Money Market Fund (b)	10,370	10,370

Total Short-Term Investments		10,370

Total Investments (Cost $1,039,312) (c)—101.9%		1,166,385

Liabilities in excess of other assets—(1.9)%		(21,286)

Net Assets—100.0%		$1,145,099

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2016 (Unaudited)

Aberdeen U.S. Multi-Cap Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.1%)
Canada (2.8%)
Industrials (2.8%)
Canadian National Railway Co.	155,562	$9,833,074

Netherlands (1.4%)
Energy (1.4%)
Core Laboratories NV	42,001	4,906,137

UNITED STATES (91.9%)
CONSUMER DISCRETIONARY (12.5%)
BorgWarner, Inc.	259,690	8,616,514
Comcast Corp., Class A	133,377	8,969,603
Pool Corp.	54,827	5,607,706
PVH Corp.	117,056	11,829,679
TJX Cos., Inc.	114,985	9,396,574

		44,420,076

CONSUMER STAPLES (13.0%)
Casey’s General Stores, Inc.	80,474	10,746,498
Costco Wholesale Corp.	61,444	10,274,666
CVS Health Corp.	100,150	9,285,908
Estee Lauder Cos., Inc., Class A	76,453	7,102,484
Philip Morris International, Inc.	90,483	9,071,825

		46,481,381

ENERGY (4.6%)
EOG Resources, Inc.	109,819	8,972,212
Schlumberger Ltd.	94,466	7,606,402

		16,578,614

FINANCIALS (16.2%)
American International Group, Inc.	132,325	7,203,773
Bank of the Ozarks, Inc.	192,220	6,917,998
Charles Schwab Corp. (The)	380,645	10,817,931
Intercontinental Exchange, Inc.	39,844	10,526,785
M&T Bank Corp.	107,800	12,349,568
Moody’s Corp.	94,148	9,980,629

		57,796,684

Health Care (12.6%)
Baxter International, Inc.	167,000	8,019,340
Gilead Sciences, Inc.	85,399	6,786,659
Globus Medical, Inc., Class A (a)	351,473	8,066,305
PAREXEL International Corp. (a)	175,814	11,753,166
Teleflex, Inc.	56,732	10,229,347

		44,854,817

INDUSTRIALS (13.6%)
Deere & Co.	108,719	8,448,554
Equifax, Inc.	62,153	8,232,786

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2016 (Unaudited)

Aberdeen U.S. Multi-Cap Equity Fund

Lockheed Martin Corp.	29,259	$7,394,627
RBC Bearings, Inc. (a)	97,701	7,428,207
Rockwell Automation, Inc.	75,459	8,632,510
Verisk Analytics, Inc. (a)	96,561	8,234,722

		48,371,406

INFORMATION TECHNOLOGY (11.8%)
Cognizant Technology Solutions Corp., Class A (a)	153,099	8,801,662
Oracle Corp.	247,529	10,158,590
Texas Instruments, Inc.	127,991	8,927,372
Visa, Inc., Class A	181,076	14,132,982

		42,020,606

MATERIALS (7.6%)
Ecolab, Inc.	77,200	9,138,936
Praxair, Inc.	78,905	9,195,589
Sensient Technologies Corp.	119,898	8,852,069

		27,186,594

		327,710,178

Total Common Stocks		342,449,389

SHORT-TERM INVESTMENTS (4.0%)
United States (4.0%)
State Street Institutional U.S. Government Money Market Fund (b)	14,226,910	14,226,910

Total Short-Term Investments		14,226,910

Total Investments (Cost $303,720,347) (c)—100.1%		356,676,299

Liabilities in excess of other assets—(0.1)%		(207,037)

Net Assets—100.0%		$356,469,262

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2016 (Unaudited)

Aberdeen U.S. Small Cap Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.7%)
Canada (4.0%)
Financials (2.5%)
Canadian Western Bank	1,278,121	$24,688,249

Industrials (1.5%)
Ritchie Bros Auctioneers, Inc.	445,737	14,798,468

		39,486,717

UNITED STATES (92.7%)
Consumer Discretionary (14.4%)
Core-Mark Holding Co., Inc.	516,197	25,273,005
Culp, Inc.	608,552	17,361,989
Drew Industries, Inc.	165,884	15,196,633
Fox Factory Holding Corp. (a)	533,477	10,237,424
G-III Apparel Group Ltd. (a)	638,360	25,553,551
Hibbett Sports, Inc. (a)	446,595	15,595,097
La Quinta Holdings, Inc. (a)	1,232,760	15,249,241
Pool Corp.	175,354	17,935,207

		142,402,147

Consumer Staples (7.7%)
Cal-Maine Foods, Inc.	590,712	24,750,833
Casey’s General Stores, Inc.	92,211	12,313,857
J&J Snack Foods Corp.	189,585	23,055,432
WD-40 Co.	140,361	16,138,707

		76,258,829

Energy (1.7%)
Forum Energy Technologies, Inc. (a)	1,068,565	17,449,666

Financials (15.2%)
AMERISAFE, Inc.	354,848	20,769,253
Bank of the Ozarks, Inc.	567,615	20,428,464
Boston Private Financial Holdings, Inc.	1,649,198	19,988,280
Glacier Bancorp, Inc.	736,393	20,309,719
Healthcare Realty Trust, Inc., REIT	525,998	19,020,088
Univest Corp. of Pennsylvania	678,554	14,310,704
WisdomTree Investments, Inc.	1,231,618	12,242,283
WSFS Financial Corp.	653,800	23,007,222

		150,076,013

Health Care (12.0%)
Emergent BioSolutions, Inc. (a)	673,022	22,472,205
Globus Medical, Inc., Class A (a)	1,048,499	24,063,052
PAREXEL International Corp. (a)	483,243	32,304,794
Prestige Brands Holdings, Inc. (a)	409,414	21,903,649
US Physical Therapy, Inc.	296,638	17,685,558

		118,429,258

Industrials (18.1%)
ABM Industries, Inc.	431,883	16,070,366

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2016 (Unaudited)

Aberdeen U.S. Small Cap Equity Fund

Actuant Corp., Class A	655,171	$15,560,311
Beacon Roofing Supply, Inc. (a)	472,489	22,216,433
Curtiss-Wright Corp.	273,687	24,355,406
Gibraltar Industries, Inc. (a)	680,982	24,025,045
Heartland Express, Inc.	78,774	1,458,895
Multi-Color Corp.	409,264	26,430,269
RBC Bearings, Inc. (a)	324,695	24,686,561
US Ecology, Inc.	540,171	24,469,746

		179,273,032

Information Technology (10.6%)
ExlService Holdings, Inc. (a)	402,151	19,910,496
Fair Isaac Corp.	205,699	26,049,721
Littelfuse, Inc.	212,826	26,607,507
OSI Systems, Inc. (a)	284,968	16,947,047
Teradyne, Inc.	790,012	15,602,737

		105,117,508

Materials (10.5%)
Compass Minerals International, Inc.	186,989	13,012,565
Kaiser Aluminum Corp.	259,806	21,524,927
Quaker Chemical Corp.	292,565	27,986,768
Sensient Technologies Corp.	352,693	26,039,324
Silgan Holdings, Inc.	308,204	15,280,754

		103,844,338

Telecommunication Services (2.5%)
Shenandoah Telecommunications Co.	603,091	24,774,978

		917,625,769

Total Common Stocks		957,112,486

SHORT-TERM INVESTMENTS (3.0%)
United States (3.0%)
State Street Institutional U.S. Government Money Market Fund (b)	29,507,581	29,507,581

Total Short-Term Investments		29,507,581

Total Investments (Cost $914,041,132) (c)—99.7%		986,620,067

Other assets in excess of liabilities—0.3%		3,091,409

Net Assets—100.0%		$989,711,476

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2016 (Unaudited)

Aberdeen Asia Bond Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (46.6%)
CHINA (13.4%)
Diversified Telecommunication Services (1.4%)
Proven Honour Capital Ltd. (USD), 4.13%, 05/19/2025 (a)	$400,000	$423,480

Engineering & Construction (1.0%)
China Railway Resources Huitung Ltd. (USD), 3.85%, 02/05/2023 (a)	301,000	318,422

Gas Utilities (1.7%)
China Resources Gas Group Ltd. (USD), 4.50%, 04/05/2022 (a)	200,000	218,005
ENN Energy Holdings Ltd. (USD), 6.00%, 05/13/2021 (a)	283,000	321,785

		539,790

Machinery-Diversified (0.7%)
Shanghai Electric Group Investment Ltd. (USD), 3.00%, 08/14/2019 (a)	200,000	204,600

Oil, Gas & Consumable Fuels (4.5%)
CNOOC Nexen Finance 2014 ULC (USD), 4.25%, 04/30/2024	256,000	276,237
CNPC General Capital Ltd. (USD), 2.75%, 05/14/2019 (a)	200,000	203,981
Kunlun Energy Co. Ltd. (USD), 3.75%, 05/13/2025 (a)	314,000	327,106
Sinopec Capital 2013 Ltd. (USD), 3.13%, 04/24/2023 (a)	350,000	354,818
Sinopec Group Overseas Development 2013 Ltd. (USD), 4.38%, 10/17/2023 (a)	200,000	219,536

		1,381,678

Real Estate (2.4%)
China Overseas Finance Cayman III Ltd. (USD), 5.38%, 10/29/2023 (a)	200,000	226,854
Future Land Development Holdings Ltd. (USD), 10.25%, 07/21/2019 (a)	250,000	276,882
Wanda Properties International Co. Ltd. (USD), 7.25%, 01/29/2024 (a)	200,000	229,328

		733,064

Semiconductors (1.1%)
Semiconductor Manufacturing International Corp. (USD), 4.13%, 10/07/2019 (a)	330,000	341,707

Transportation (0.6%)
Eastern Creation II Investment Holdings Ltd., REGS (USD), 2.63%, 11/20/2017 (a)	200,000	201,359

		4,144,100

HONG KONG (6.1%)
Commercial Banks (1.0%)
Standard Chartered PLC (USD), 4.05%, 04/12/2026 (a)	300,000	308,282

Diversified Holding Companies (1.1%)
Hutchison Whampoa International Ltd.
(USD), 7.63%, 04/09/2019 (a)	100,000	115,186
(USD), 4.63%, 01/13/2022 (a)	200,000	223,533

		338,719

Electric Utilities (1.7%)
Zhejiang Energy Group Hong Kong Ltd. (USD), 2.30%, 09/30/2017 (a)	540,000	540,596

Food Products (0.7%)
FPC Treasury Ltd. (USD), 4.50%, 04/16/2023 (a)	200,000	204,916

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Asia Bond Fund

Real Estate (0.7%)
Hong Kong Land Finance Cayman Islands Co. Ltd. (The) (USD), 4.50%, 06/01/2022	$200,000	$225,191

Real Estate Investment Trust (REIT) Funds (0.9%)
Champion MTN Ltd. (USD), 3.75%, 01/17/2023 (a)	278,000	289,482

		1,907,186

INDIA (15.3%)
Commercial Banks (3.3%)
ICICI Bank Ltd. (INR), 9.15%, 08/06/2024	50,000,000	808,763
State Bank of India (USD), 3.62%, 04/17/2019 (a)	200,000	207,132

		1,015,895

Diversified Financial Services (7.8%)
Housing Development Finance Corp. Ltd. (INR), 8.65%, 09/18/2020	50,000,000	765,900
Indian Railway Finance Corp. Ltd. (USD), 3.92%, 02/26/2019 (a)	114,000	119,553
Power Finance Corp. Ltd., Series 137 (INR), 8.53%, 07/24/2020	50,000,000	767,914
Rural Electrification Corp. Ltd., Series 134 (INR), 8.37%, 08/14/2020	50,000,000	754,489

		2,407,856

Diversified Telecommunication Services (1.7%)
Bharti Airtel International Netherlands BV (USD), 5.13%, 03/11/2023 (a)	260,000	283,829
GCX Ltd. (USD), 7.00%, 08/01/2019 (a)	250,000	252,563

		536,392

Electric Utilities (0.7%)
NTPC Ltd. (USD), 4.25%, 02/26/2026 (a)	200,000	212,540

Oil, Gas & Consumable Fuels (1.8%)
Bharat Petroleum Corp. Ltd. (USD), 4.00%, 05/08/2025 (a)	280,000	289,967
ONGC Videsh Ltd. (USD), 4.63%, 07/15/2024 (a)	260,000	282,807

		572,774

		4,745,457

INDONESIA (3.8%)
Commercial Banks (2.5%)
Bank OCBC Nisp Tbk PT, Series OB (IDR), 9.40%, 02/10/2017	10,000,000,000	769,267

Electric Utilities (0.6%)
Majapahit Holding BV (USD), 7.88%, 06/29/2037 (a)	150,000	196,016

Transportation (0.7%)
Pelabuhan Indonesia II PT (USD), 4.25%, 05/05/2025 (a)	200,000	202,750

		1,168,033

REPUBLIC OF SOUTH KOREA (2.3%)
Commercial Banks (0.6%)
Shinhan Bank (USD), 1.88%, 07/30/2018 (a)	200,000	201,037

Diversified Financial Services (0.3%)
Hyundai Capital Services, Inc. (USD), 2.63%, 09/29/2020 (a)	100,000	102,054

Machinery-Diversified (0.7%)
Doosan Heavy Industries & Construction Co. Ltd. (USD), 2.13%, 04/27/2020 (a)	215,000	216,363

Metals & Mining (0.7%)
Minera y Metalurgica del Boleo SA de CV (USD), 2.88%, 05/07/2019 (a)	200,000	204,378

		723,832

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Asia Bond Fund

SINGAPORE (2.4%)
Commercial Banks (0.7%)
United Overseas Bank Ltd. (USD), 3.50%, 09/16/2026 (a)(b)	$200,000	$204,519

Commercial Services & Supplies (1.0%)
HPHT Finance 15 Ltd. (USD), 2.88%, 03/17/2020 (a)	318,000	325,563
Real Estate (0.7%)
Global Logistic Properties Ltd. (USD), 3.88%, 06/04/2025 (a)	200,000	206,131
		736,213

THAILAND (2.8%)
Commercial Banks (2.8%)
Bangkok Bank PCL (USD), 9.03%, 03/15/2029 (a)	50,000	72,568
Krung Thai Bank PCL (USD), 5.20%, 12/26/2024 (a)(b)	379,000	397,368
Siam Commercial Bank PCL (USD), 3.50%, 04/07/2019 (a)	389,000	404,183

		874,119

UNITED KINGDOM (0.5%)
Commercial Banks (0.5%)
HSBC Holdings PLC (USD), 6.38%, 03/30/2025 (b)(c)	170,000	167,960

Total Corporate Bonds		14,466,900

GOVERNMENT BONDS (46.4%)
BANGLADESH (2.3%)
Bangladesh Treasury Bond, Series 5YR (BDT), 11.78%, 08/14/2018	50,000,000	700,027

CHINA (9.8%)
China Government Bond
Series 1019 (CNY), 3.41%, 06/24/2020 (d)	2,000,000	310,003
Series 1124 (CNY), 3.57%, 11/17/2021 (d)	2,000,000	313,936
Series 1505 (CNY), 3.64%, 04/09/2025 (d)	2,000,000	319,959
Series 1604 (CNY), 2.85%, 01/28/2026 (d)	2,700,000	407,631
Series 1110 (CNY), 4.15%, 04/28/2031 (d)	10,000,000	1,675,285

		3,026,814

INDIA (7.9%)
India Government Bond
(INR), 8.27%, 06/09/2020	150,000,000	2,334,254
(INR), 8.40%, 07/28/2024	6,280,000	100,370
(INR), 8.60%, 06/02/2028	1,000,000	16,360

		2,450,984

INDONESIA (13.9%)
Indonesia Government International Bond (USD), 5.25%, 01/17/2042 (a)	300,000	340,349
Indonesia Treasury Bond
Series FR73 (IDR), 8.75%, 05/15/2031	11,400,000,000	990,481
Series FR72 (IDR), 8.25%, 05/15/2036	33,000,000,000	2,762,492
Perusahaan Penerbit SBSN Indonesia III (USD), 4.35%, 09/10/2024 (a)	200,000	212,000

		4,305,322

MALAYSIA (4.5%)
Malaysia Government Investment Issue
Series 0315 (MYR), 4.25%, 09/30/2030	500,000	123,870

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Asia Bond Fund

Series 0615 (MYR), 4.79%, 10/31/2035	$5,000,000	$1,280,743

		1,404,613

REPUBLIC OF SOUTH KOREA (6.0%)
Korea Treasury Bond, Series 3509 (KRW), 2.63%, 09/10/2035	1,750,000,000	1,864,574

SRI LANKA (2.0%)
Sri Lanka Government Bonds
Series A (LKR), 8.00%, 11/15/2018	50,000,000	320,935
Series A (LKR), 11.40%, 01/01/2024	48,000,000	313,170

		634,105

Total Government Bonds		14,386,439

GOVERNMENT AGENCIES (1.0%)
INDIA (1.0%)
Export-Import Bank of India (USD), 3.38%, 08/05/2026 (a)	200,000	200,622
Rural Electrification Corp. Ltd., Series 103A (INR), 9.35%, 10/19/2016	8,000,000	119,470

		320,092

Total Government Agencies		320,092

SHORT-TERM INVESTMENTS (1.5%)
UNITED STATES (1.5%)
State Street Institutional U.S. Government Money Market Fund (e)	460,331	460,331

Total Short-Term Investments		460,331

Total Investments (Cost $28,904,708) (f)—95.5%		29,633,762

Other assets in excess of liabilities—4.5%		1,394,988

Net Assets—100.0%		$31,028,750

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2016.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(d)	China A securities. These securities are issued in local currency, traded in the local markets and are held through a qualified foreign institutional investor license.
(e)	Registered investment company advised by State Street Global Advisors.
(f)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

BDT	Bangladesh Taka
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
LKR	Sri Lanka Rupee
MYR	Malaysian Ringgit
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Asia Bond Fund

At July 31, 2016, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
United States Treasury Note 6%-10 year	UBS	(7)	09/21/2016	$(10,361)
United States Treasury Note 6%-10 year	UBS	44	09/21/2016	134,302
United States Treasury Note 6%-30 year	UBS	6	09/21/2016	69,142
United States Treasury Note 6%-2 year	UBS	2	09/30/2016	2,144
United States Treasury Note 6%-5 year	UBS	(146)	09/30/2016	(268,388)
United States Treasury Note 6%-5 year	UBS	7	09/30/2016	3,476

				(69,685)

At July 31, 2016, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Chinese Yuan Renminbi Offshore/United States Dollar
08/05/2016	Goldman Sachs	CNH	11,763,000	USD	1,800,000	$1,774,881	$(25,119)
Indian Rupee/United States Dollar
09/08/2016	BNP Paribas	INR	108,818,560	USD	1,600,000	1,614,621	14,621
09/08/2016	Credit Suisse	INR	54,216,000	USD	800,000	804,443	4,443
09/08/2016	Royal Bank of Canada	INR	61,524,000	USD	900,000	912,877	12,877
Indonesian Rupiah/United States Dollar
09/01/2016	BNP Paribas	IDR	27,291,800,000	USD	2,000,001	2,075,005	75,004
Malaysian Ringgit/United States Dollar
09/30/2016	Deutsche Bank	MYR	5,485,900	USD	1,400,000	1,343,223	(56,777)
09/30/2016	Goldman Sachs	MYR	4,543,500	USD	1,099,999	1,112,476	12,477
09/30/2016	Standard Chartered Bank	MYR	7,445,560	USD	1,840,000	1,823,046	(16,954)
Philippine Peso/United States Dollar
10/14/2016	Goldman Sachs	PHP	99,831,900	USD	2,099,999	2,111,365	11,366
Singapore Dollar/United States Dollar
09/15/2016	Goldman Sachs	SGD	5,093,813	USD	3,750,000	3,798,748	48,748
South Korean Won/United States Dollar
08/05/2016	Credit Suisse	KRW	1,049,310,000	USD	900,000	936,744	36,744
08/05/2016	Goldman Sachs	KRW	2,808,144,000	USD	2,400,000	2,506,897	106,897
08/05/2016	Merrill Lynch	KRW	1,134,900,000	USD	1,000,000	1,013,152	13,152
08/05/2016	Standard Chartered Bank	KRW	462,080,000	USD	400,000	412,510	12,510
Thai Baht/United States Dollar
08/26/2016	BNP Paribas	THB	14,118,000	USD	400,001	405,159	5,158
08/26/2016	Credit Suisse	THB	10,539,000	USD	300,000	302,448	2,448
08/26/2016	Deutsche Bank	THB	49,543,200	USD	1,400,000	1,421,791	21,791

						$24,369,386	$279,386

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2016 (Unaudited)

Aberdeen Asia Bond Fund

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Chinese Yuan Renminbi
08/05/2016	Standard Chartered Bank	USD	200,000	CNY	1,337,692	$200,986	$(986)
United States Dollar/Chinese Yuan Renminbi Offshore
08/05/2016	Goldman Sachs	USD	700,000	CNH	4,574,500	690,232	9,768
08/05/2016	Standard Chartered Bank	USD	200,000	CNH	1,335,736	201,545	(1,545)
United States Dollar/Indian Rupee
09/08/2016	BNP Paribas	USD	4,200,000	INR	285,648,720	4,238,380	(38,380)
09/08/2016	Credit Suisse	USD	300,000	INR	20,358,000	302,067	(2,067)
United States Dollar/Indonesian Rupiah
09/01/2016	BNP Paribas	USD	1,600,000	IDR	22,217,600,000	1,689,211	(89,211)
09/01/2016	Credit Suisse	USD	1,200,001	IDR	15,814,800,000	1,202,405	(2,404)
09/01/2016	Standard Chartered Bank	USD	200,000	IDR	2,649,000,000	201,404	(1,404)
United States Dollar/Malaysian Ringgit
09/30/2016	Goldman Sachs	USD	1,100,000	MYR	4,426,950	1,083,939	16,061
09/30/2016	Standard Chartered Bank	USD	1,800,000	MYR	7,271,250	1,780,366	19,634
United States Dollar/Philippine Peso
10/14/2016	Credit Suisse	USD	200,000	PHP	9,470,000	200,283	(283)
United States Dollar/Singapore Dollar
09/15/2016	Standard Chartered Bank	USD	300,000	SGD	408,050	304,306	(4,306)
United States Dollar/South Korean Won
08/05/2016	BNP Paribas	USD	200,000	KRW	229,594,000	204,964	(4,964)
08/05/2016	Goldman Sachs	USD	600,000	KRW	702,036,000	626,724	(26,724)
08/05/2016	Standard Chartered Bank	USD	200,000	KRW	238,540,000	212,950	(12,950)
08/05/2016	State Street	USD	300,000	KRW	341,580,000	304,937	(4,937)
United States Dollar/Thai Baht
08/26/2016	Standard Chartered Bank	USD	900,000	THB	31,905,000	915,610	(15,610)

						$14,360,309	$(160,308)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2016 (Unaudited)

Aberdeen Emerging Markets Debt Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (9.1%)
BRAZIL (2.1%)
Commercial Banks (0.5%)
Banco do Brasil SA (BRL), 9.75%, 07/18/2017 (a)	$120,000	$35,751

Engineering & Construction (0.1%)
OAS Investments GmbH (USD), 8.25%, 10/19/2019 (a)(b)	200,000	4,500

Oil, Gas & Consumable Fuels (1.5%)
Petrobras Global Finance BV
(USD), 7.88%, 03/15/2019	56,000	59,388
(USD), 8.38%, 05/23/2021	50,000	52,863

		112,251

		152,502

CHILE (0.5%)
Airlines (0.5%)
Latam Airlines 2015-1 Pass Through Trust A (USD), 4.20%, 08/15/2029 (a)(c)	39,310	37,835

MOROCCO (3.0%)
Chemicals (3.0%)
OCP SA (USD), 5.63%, 04/25/2024 (a)	200,000	216,920

PERU (0.5%)
Metals & Mining (0.5%)
Southern Copper Corp. (USD), 5.88%, 04/23/2045	33,000	32,819

RUSSIA (3.0%)
Diversified Telecommunication Services (3.0%)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (USD), 7.75%, 02/02/2021 (a)	200,000	220,748

Total Corporate Bonds		660,824

GOVERNMENT BONDS (71.0%)
ARGENTINA (6.3%)
Argentine Republic Government International Bond
(USD), 7.50%, 04/22/2026 (a)	261,000	283,446
(USD), 0.00%, 12/15/2035 (d)	180,000	18,630
(USD), 7.13%, 07/06/2036 (a)	150,000	152,400

		454,476

BRAZIL (4.7%)
Brazil Notas do Tesouro Nacional
Series F (BRL), 10.00%, 01/01/2025	1,010,000	282,386
Series B (BRL), 6.00%, 08/15/2050 (c)	174,698	55,272

		337,658

DOMINICAN REPUBLIC (1.8%)
Dominican Republic International Bond (USD), 6.85%, 01/27/2045 (a)	120,000	129,000

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Emerging Markets Debt Fund

EL SALVADOR (1.2%)
El Salvador Government International Bond (USD), 5.88%, 01/30/2025 (a)	$90,000	$89,550

ETHIOPIA (2.6%)
Ethiopia International Bond (USD), 6.63%, 12/11/2024 (a)	200,000	189,964

GABON (2.5%)
Gabon Government International Bond (USD), 6.38%, 12/12/2024 (a)	200,000	179,900

GHANA (2.4%)
Ghana Government International Bond (USD), 8.13%, 01/18/2026 (a)	200,000	173,124

HONDURAS (4.5%)
Honduras Government International Bond (USD), 7.50%, 03/15/2024 (a)	290,000	326,975

INDONESIA (2.3%)
Indonesia Treasury Bond, Series FR68 (IDR), 8.38%, 03/15/2034	2,020,000,000	168,712

IVORY COAST (2.0%)
Ivory Coast Government International Bond (USD), 5.75%, 12/31/2032 (a)(e)	148,500	141,847

KENYA (2.6%)
Kenya Government International Bond (USD), 6.88%, 06/24/2024 (a)	200,000	189,700

MEXICO (5.0%)
Mexican Bonos
Series M (MXN), 5.75%, 03/05/2026	2,540,000	133,575
Series M20 (MXN), 7.50%, 06/03/2027	820,000	48,729
Mexico Government International Bond (USD), 6.05%, 01/11/2040	140,000	176,750

		359,054

MONGOLIA (3.1%)
Mongolia Government International Bond (USD), 10.88%, 04/06/2021 (a)	200,000	222,281

PARAGUAY (4.6%)
Paraguay Government International Bond (USD), 6.10%, 08/11/2044 (a)	300,000	335,250

QATAR (2.8%)
Qatar Government International Bond (USD), 3.25%, 06/02/2026 (a)	200,000	205,036

RWANDA (3.4%)
Rwanda International Government Bond (USD), 6.63%, 05/02/2023 (a)	250,000	246,530

SOUTH AFRICA (1.5%)
South Africa Government International Bond (USD), 5.88%, 05/30/2022	100,000	112,575

TANZANIA (2.5%)
Tanzania Government International Bond (USD), 6.89%, 03/09/2020 (a)(c)(d)	177,778	182,222

TURKEY (6.0%)
Turkey Government International Bond
(USD), 6.25%, 09/26/2022	200,000	219,462
(USD), 5.75%, 03/22/2024	200,000	215,164

		434,626

UKRAINE (4.1%)
Ukraine Government International Bond
(USD), 7.75%, 09/01/2019 (a)	152,000	150,890
(USD), 7.75%, 09/01/2020 (a)	100,000	98,520

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Emerging Markets Debt Fund

(USD), 0.00%, 05/31/2040 (a)(d)	$145,000	$48,967

		298,377

URUGUAY (3.9%)
Uruguay Government International Bond
(UYU), 5.00%, 09/14/2018 (c)	1,069,840	35,610
(UYU), 4.25%, 04/05/2027 (c)	2,337,220	70,895
(USD), 4.38%, 10/27/2027	30,000	31,837
(USD), 5.10%, 06/18/2050	140,000	141,750

		280,092

VENEZUELA (1.2%)
Venezuela Government International Bond (USD), 7.75%, 10/13/2019 (a)	183,500	87,851

Total Government Bonds		5,144,800

GOVERNMENT AGENCIES (15.5%)
ECUADOR (0.1%)
EP PetroEcuador via Noble Sovereign Funding I Ltd. (USD), 6.27%, 09/24/2019 (a)(d)(f)	6,397	6,165

GEORGIA (3.1%)
Georgian Railway JSC (USD), 7.75%, 07/11/2022 (a)	200,000	222,000

INDONESIA (4.3%)
Pertamina Persero PT (USD), 6.00%, 05/03/2042 (a)	290,000	312,162

KAZAKHSTAN (2.9%)
Kazakhstan Temir Zholy Finance BV (USD), 6.95%, 07/10/2042 (a)	200,000	209,500

MEXICO (4.2%)
Petroleos Mexicanos
(USD), 6.63%, 06/15/2038	170,000	174,675
(USD), 5.63%, 01/23/2046	140,000	128,254

		302,929

VENEZUELA (0.9%)
Petroleos de Venezuela SA (USD), 5.25%, 04/12/2017 (a)	98,300	68,663

Total Government Agencies		1,121,419

SHORT-TERM INVESTMENTS (1.8%)
UNITED STATES (1.8%)
State Street Institutional U.S. Government Money Market Fund (g)	129,673	129,673

Total Short-Term Investments		129,673

Total Investments (Cost $6,964,317) (h)—97.4%		7,056,716

Other assets in excess of liabilities—2.6%		186,573

Net Assets—100.0%		$7,243,289

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Security is in default.
(c)	Inflation linked security.
(d)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2016.
(e)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.
(f)	This security is government guaranteed.
(g)	Registered investment company advised by State Street Global Advisors.

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Emerging Markets Debt Fund

(h)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro Currency
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	New Russian Ruble
USD	U.S. Dollar
UYU	Uruguayan Peso

At July 31, 2016, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Argentine Peso/United States Dollar
11/21/2016	Citibank	ARS	2,749,000	USD	156,016	$171,750	$15,734
12/20/2016	Citibank	ARS	1,477,000	USD	84,642	91,039	6,397
Brazilian Real/United States Dollar
08/26/2016	Citibank	BRL	2,992,000	USD	817,933	915,179	97,246
08/26/2016	Goldman Sachs	BRL	1,083,000	USD	326,943	331,263	4,320
Colombian Peso/United States Dollar
08/26/2016	Citibank	COP	246,850,000	USD	80,539	79,994	(545)
Euro/United States Dollar
10/17/2016	Royal Bank of Canada	EUR	154,000	USD	169,998	172,724	2,726
Indian Rupee/United States Dollar
08/26/2016	JPMorgan Chase	INR	18,678,000	USD	275,487	277,748	2,261
Indonesian Rupiah/United States Dollar
08/26/2016	Goldman Sachs	IDR	3,626,956,000	USD	267,140	275,992	8,852
08/26/2016	JPMorgan Chase	IDR	911,590,000	USD	65,323	69,367	4,044
Malaysian Ringgit/United States Dollar
08/26/2016	Goldman Sachs	MYR	1,223,000	USD	300,791	300,032	(759)
08/26/2016	JPMorgan Chase	MYR	1,197,000	USD	289,831	293,654	3,823
08/26/2016	UBS	MYR	602,000	USD	146,436	147,685	1,249
Mexican Peso/United States Dollar
10/17/2016	JPMorgan Chase	MXN	2,900,000	USD	152,931	153,468	537
New Russian Ruble/United States Dollar
08/26/2016	JPMorgan Chase	RUB	31,696,000	USD	461,973	477,416	15,443
08/26/2016	UBS	RUB	20,607,000	USD	315,111	310,390	(4,721)

						$4,067,701	$156,607

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2016 (Unaudited)

Aberdeen Emerging Markets Debt Fund

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Argentine Peso
11/21/2016	Citibank	USD	82,858	ARS	1,334,000	$83,345	$(487)
11/21/2016	JPMorgan Chase	USD	130,735	ARS	2,046,000	127,828	2,907
United States Dollar/Brazilian Real
08/26/2016	Citibank	USD	256,716	BRL	946,000	289,358	(32,642)
08/26/2016	Goldman Sachs	USD	1,068,425	BRL	3,849,000	1,177,315	(108,890)
United States Dollar/Colombian Peso
08/26/2016	UBS	USD	147,347	COP	447,641,000	145,061	2,286
United States Dollar/Euro
10/17/2016	Goldman Sachs	USD	171,068	EUR	154,000	172,724	(1,656)
United States Dollar/Indian Rupee
08/26/2016	Citibank	USD	79,628	INR	5,390,000	80,151	(523)
08/26/2016	JPMorgan Chase	USD	130,611	INR	8,892,000	132,227	(1,616)
United States Dollar/Indonesian Rupiah
08/26/2016	Citibank	USD	141,993	IDR	1,963,768,000	149,432	(7,439)
08/26/2016	Goldman Sachs	USD	280,116	IDR	3,801,177,000	289,249	(9,133)
United States Dollar/Malaysian Ringgit
08/26/2016	Deutsche Bank	USD	548,690	MYR	2,220,000	544,621	4,069
08/26/2016	Goldman Sachs	USD	90,227	MYR	367,000	90,034	193
08/26/2016	JPMorgan Chase	USD	43,310	MYR	179,000	43,913	(603)
United States Dollar/Mexican Peso
10/17/2016	JPMorgan Chase	USD	254,687	MXN	4,839,000	256,080	(1,393)
United States Dollar/New Russian Ruble
08/26/2016	Barclays Bank	USD	778,447	RUB	52,303,000	787,806	(9,359)

						$4,369,144	$(164,286)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2016 (Unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (2.6%)
BRAZIL (2.6%)
Commercial Banks (2.6%)
Banco do Brasil SA (BRL), 9.75%, 07/18/2017 (a)	$965,000	$287,500

Total Corporate Bonds		287,500

GOVERNMENT BONDS (82.3%)
BRAZIL (9.3%)
Brazil Notas do Tesouro Nacional
Series B (BRL), 10.00%, 01/01/2023	750,000	212,094
Series F (BRL), 10.00%, 01/01/2025	1,780,000	497,670
Series F (BRL), 10.00%, 01/01/2027	450,000	124,649
Series B (BRL), 6.00%, 08/15/2040 (b)	133,000	123,375
Series B (BRL), 6.00%, 05/15/2045 (b)	87,000	79,798

		1,037,586

COLOMBIA (3.1%)
Colombian TES, Series B (COP), 7.50%, 08/26/2026	1,087,600,000	351,213

GHANA (2.4%)
Republic of Ghana, REGS (USD), 8.50%, 10/04/2017 (a)	265,000	271,625

HUNGARY (2.9%)
Hungary Government Bond
Series 18/B (HUF), 4.00%, 04/25/2018	31,400,000	118,141
Series 20/B (HUF), 3.50%, 06/24/2020	11,000,000	42,184
Series 25/B (HUF), 5.50%, 06/24/2025	37,610,000	164,145

		324,470

INDIA (3.5%)
India Government Bond (INR), 8.12%, 12/10/2020	25,600,000	397,309

INDONESIA (12.1%)
Indonesia Treasury Bond
Series FR69 (IDR), 7.88%, 04/15/2019	2,012,000,000	158,375
Series FR70 (IDR), 8.38%, 03/15/2024	900,000,000	74,550
Series FR59 (IDR), 7.00%, 05/15/2027	2,401,000,000	181,195
Series FR71 (IDR), 9.00%, 03/15/2029	3,603,000,000	314,955
Series FR54 (IDR), 9.50%, 07/15/2031	2,556,000,000	231,821
Series FR68 (IDR), 8.38%, 03/15/2034	4,197,000,000	350,538
Series FR72 (IDR), 8.25%, 05/15/2036	435,000,000	36,415

		1,347,849

MALAYSIA (4.8%)
Malaysia Government Bond
Series 0515 (MYR), 3.76%, 03/15/2019	140,000	35,134
Series 0112 (MYR), 3.42%, 08/15/2022	515,000	126,867
Series 0310 (MYR), 4.50%, 04/15/2030	1,020,000	264,094
Series 0411 (MYR), 4.23%, 06/30/2031	432,000	109,628

		535,723

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

MEXICO (7.5%)
Mexican Bonos
Series M (MXN), 8.00%, 06/11/2020	$1,300,000	$75,279
Series M (MXN), 6.50%, 06/10/2021	1,320,000	72,966
Series M (MXN), 5.75%, 03/05/2026	8,640,000	454,365
Series M20 (MXN), 7.50%, 06/03/2027	2,000,000	118,850
Mexican Udibonos, Series S (MXN), 4.50%, 11/22/2035 (b)	1,804,397	116,635

		838,095

MONGOLIA (1.9%)
Development Bank of Mongolia LLC (USD), 5.75%, 03/21/2017 (a)	215,000	214,470

PERU (2.5%)
Peruvian Government International Bond
(PEN), 5.20%, 09/12/2023 (a)	165,000	48,876
(PEN), 6.95%, 08/12/2031 (a)	705,000	229,621

		278,497

POLAND (4.7%)
Poland Government Bond, Series 0429 (PLN), 5.75%, 04/25/2029	1,608,000	524,047

ROMANIA (0.6%)
Romania Government Bond, Series 5Y (RON), 5.90%, 07/26/2017	270,000	71,239

RUSSIA (4.1%)
Russian Federal Bond—OFZ
Series 6203 (RUB), 6.90%, 08/03/2016	2,800,000	42,431
Series 6212 (RUB), 7.05%, 01/19/2028	30,300,000	417,560

		459,991

SOUTH AFRICA (8.9%)
South Africa Government Bond
Series R186 (ZAR), 10.50%, 12/21/2026	4,250,000	344,593
Series 2030 (ZAR), 8.00%, 01/31/2030	2,560,000	169,745
Series R213 (ZAR), 7.00%, 02/28/2031	1,570,000	94,402
Series R209 (ZAR), 6.25%, 03/31/2036	4,040,000	212,332
Series 2037 (ZAR), 8.50%, 01/31/2037	2,600,000	173,362
South Africa Government Bond, Series R186 (ZAR), 10.50%, 12/21/2026	2,900,000	235,134

		994,434

THAILAND (2.8%)
Thailand Government Bond
(THB), 3.63%, 06/16/2023	3,200,000	101,952
(THB), 4.88%, 06/22/2029	5,600,000	206,771

		308,723

TURKEY (9.3%)
Turkey Government Bond
Series 5YR (TRY), 9.00%, 03/08/2017	450,000	150,705
(TRY), 9.50%, 01/12/2022	335,000	111,968
(TRY), 8.80%, 09/27/2023	200,000	64,403
(TRY), 10.40%, 03/20/2024	970,000	339,952
(TRY), 9.00%, 07/24/2024	460,000	149,514
(TRY), 10.60%, 02/11/2026	620,000	221,232

		1,037,774

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

URUGUAY (1.9%)
Uruguay Government International Bond
(UYU), 5.00%, 09/14/2018 (b)	$6,033,092	$200,815
(UYU), 4.25%, 04/05/2027 (b)	526,401	15,967

		216,782

Total Government Bonds		9,209,827

GOVERNMENT AGENCIES (12.2%)
MALAYSIA (4.3%)
Cagamas MBS Bhd, Series 4 (MYR), 3.90%, 05/29/2017	1,930,000	477,585

MEXICO (4.2%)
Petroleos Mexicanos
(MXN), 9.10%, 01/27/2020	3,340,000	177,025
(MXN), 7.19%, 09/12/2024 (a)	1,080,000	52,429
Series 13-2 (MXN), 7.19%, 09/12/2024	2,800,000	135,926
Series 14-2 (MXN), 7.47%, 11/12/2026	2,140,000	102,174

		467,554

RUSSIA (1.9%)
Russian Railways via RZD Capital PLC (RUB), 8.30%, 04/02/2019 (a)	14,500,000	213,908

SOUTH AFRICA (1.8%)
Eskom Holdings SOC Ltd.
(ZAR), 0.00%, 12/31/2018 (c)	3,550,000	188,990
(ZAR), 0.00%, 08/18/2027 (c)	930,000	16,154

		205,144

Total Government Agencies		1,364,191

SHORT-TERM INVESTMENTS (0.8%)
UNITED STATES (0.8%)
State Street Institutional U.S. Government Money Market Fund (d)	83,673	83,673

Total Short-Term Investments		83,673

Total Investments (Cost $12,401,130) (e)—97.9%		10,945,191

Other assets in excess of liabilities—2.1%		236,573

Net Assets—100.0%		$11,181,764

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Inflation linked security.
(c)	Issued with a zero coupon.
(d)	Registered investment company advised by State Street Global Advisors.
(e)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

MYR	Malaysian Ringgit
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	New Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

At July 31, 2016, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Argentine Peso/United States Dollar
11/21/2016	Citibank	ARS	1,011,000	USD	57,378	$63,164	$5,786
12/20/2016	Citibank	ARS	1,780,000	USD	105,007	109,715	4,708
Brazilian Real/United States Dollar
08/26/2016	Goldman Sachs	BRL	200,000	USD	54,987	61,175	6,188
Chilean Peso/United States Dollar
08/26/2016	Deutsche Bank	CLP	80,205,000	USD	115,411	122,241	6,830
Colombian Peso/United States Dollar
08/26/2016	Citibank	COP	151,331,000	USD	47,859	49,040	1,181
08/26/2016	Deutsche Bank	COP	725,022,000	USD	240,233	234,949	(5,284)
Hungarian Forint/United States Dollar
10/17/2016	Barclays Bank	HUF	14,457,000	USD	50,818	51,986	1,168
Indian Rupee/United States Dollar
08/26/2016	Goldman Sachs	INR	1,436,000	USD	21,109	21,354	245
Indonesian Rupiah/United States Dollar
08/26/2016	Goldman Sachs	IDR	2,778,794,000	USD	204,774	211,451	6,677
Malaysian Ringgit/United States Dollar
08/26/2016	Goldman Sachs	MYR	886,000	USD	217,918	217,358	(560)
08/26/2016	JPMorgan Chase	MYR	230,000	USD	55,602	56,425	823
08/26/2016	UBS	MYR	448,000	USD	108,975	109,905	930
Mexican Peso/United States Dollar
10/17/2016	JPMorgan Chase	MXN	2,152,000	USD	113,264	113,884	620
New Russian Ruble/United States Dollar
08/26/2016	Goldman Sachs	RUB	7,277,000	USD	111,851	109,609	(2,242)
08/26/2016	UBS	RUB	2,950,000	USD	45,476	44,434	(1,042)
Peruvian Nouveau Sol/United States Dollar
08/26/2016	Goldman Sachs	PEN	467,000	USD	141,666	139,044	(2,622)
Philippine Peso/United States Dollar
08/26/2016	Citibank	PHP	4,611,000	USD	99,046	97,752	(1,294)
Polish Zloty/United States Dollar
10/17/2016	Royal Bank of Canada	PLN	2,803,000	USD	698,672	718,157	19,485
Romanian Leu/United States Dollar
10/17/2016	Goldman Sachs	RON	233,000	USD	57,523	58,628	1,105

						$2,590,271	$42,702

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2016 (Unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
08/26/2016	Goldman Sachs	USD	44,544	BRL	149,000	$45,575	$(1,031)
United States Dollar/Chilean Peso
08/26/2016	UBS	USD	120,374	CLP	80,205,000	122,241	(1,867)
United States Dollar/Colombian Peso
08/26/2016	UBS	USD	106,676	COP	324,082,000	105,021	1,655
United States Dollar/Indian Rupee
08/26/2016	JPMorgan Chase	USD	190,782	INR	12,935,000	192,348	(1,566)
United States Dollar/Indonesian Rupiah
08/26/2016	Goldman Sachs	USD	189,973	IDR	2,566,597,000	195,304	(5,331)
United States Dollar/Malaysian Ringgit
08/26/2016	Deutsche Bank	USD	101,829	MYR	412,000	101,074	755
08/26/2016	UBS	USD	115,072	MYR	460,000	112,849	2,223
United States Dollar/Mexican Peso
10/17/2016	JPMorgan Chase	USD	126,419	MXN	2,350,000	124,362	2,057
United States Dollar/New Russian Ruble
08/26/2016	Barclays Bank	USD	168,473	RUB	11,307,000	170,310	(1,837)
08/26/2016	Goldman Sachs	USD	32,773	RUB	2,251,000	33,905	(1,132)
08/26/2016	UBS	USD	54,331	RUB	3,553,000	53,517	814
United States Dollar/Peruvian Nouveau Sol
08/26/2016	Goldman Sachs	USD	18,996	PEN	63,000	18,758	238
08/26/2016	JPMorgan Chase	USD	300,636	PEN	1,016,000	302,502	(1,866)
08/26/2016	UBS	USD	97,444	PEN	324,000	96,467	977
United States Dollar/Philippine Peso
08/26/2016	Citibank	USD	99,546	PHP	4,611,000	97,752	1,794
United States Dollar/Romanian Leu
10/17/2016	Barclays Bank	USD	14,491	RON	59,000	14,846	(355)
10/17/2016	Deutsche Bank	USD	42,043	RON	169,000	42,524	(481)
United States Dollar/South African Rand
10/17/2016	Citibank	USD	85,057	ZAR	1,276,000	90,569	(5,512)
United States Dollar/Thai Baht
10/17/2016	Goldman Sachs	USD	150,237	THB	5,304,000	152,087	(1,850)
United States Dollar/Turkish Lira
10/17/2016	Goldman Sachs	USD	31,207	TRY	95,000	31,250	(43)
10/17/2016	Royal Bank of Canada	USD	92,673	TRY	277,000	91,117	1,556

						$2,194,378	$(10,802)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2016 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value (US$)
ASSET-BACKED SECURITIES (0.5%)
UNITED STATES (0.5%)
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2 (USD), 5.22%, 01/25/2042 (a)	$58,606	$60,322

Total Asset-Backed Securities		60,322

COMMERCIAL MORTGAGE-BACKED SECURITIES (4.8%)
UNITED STATES (4.8%)
Americold LLC Trust, Series 2010-ARTA, Class A2FL (USD), 1.95%, 01/14/2029 (a)(b)	86,207	86,295
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class AMFL (USD), 1.11%, 12/10/2049 (a)(b)	10,000	9,813
Federal Home Loan Mortgage Corp.
Series 2510, Class ND (USD), 6.00%, 10/15/2032	25,767	29,317
Series 4462, Class VB (USD), 3.00%, 04/15/2035	35,000	36,468
Series 2015-37, Class PA (USD), 3.00%, 06/25/2044	32,147	33,706
Series 4569, Class DA (USD), 3.00%, 08/15/2044	34,471	36,218
Series 2016-40, Class PA (USD), 3.00%, 07/25/2045	24,862	26,188
Series 4589, Class AK (USD), 3.50%, 10/15/2045	24,850	26,634
Series 349, Class 300 (USD), 3.00%, 05/15/2046	34,126	35,484
Federal National Mortgage Association
Series 2015-16, Class JA (USD), 4.00%, 08/25/2040	31,298	33,180
Series 2015-72, Class GA (USD), 3.00%, 12/25/2042	33,459	35,099
FREMF Mortgage Trust, Series 2011-K10, Class B (USD), 4.63%, 11/25/2049 (a)(b)	50,000	54,644
GS Mortgage Securities Trust, Series 2015-GC30, Class AS (USD), 3.78%, 05/10/2050	42,000	45,677
JP Morgan Mortgage Trust, Series 14-IVR3, Class 2A1 (USD), 3.00%, 09/25/2044 (a)	44,501	45,274
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class D (USD), 4.53%, 01/05/2043 (a)(b)	138,000	110,413
Wells Fargo Mortgage Backed Securities Trust, Series 2003-N, Class 1A1 (USD), 2.68%, 12/25/2033 (b)	9,066	8,985

		653,395

Total Commercial Mortgage-Backed Securities		653,395

RESIDENTIAL MORTGAGE-BACKED SECURITIES (4.9%)
UNITED STATES (4.9%)
BCAP LLC Trust
Series 2009-RR6, Class 3A1 (USD), 3.06%, 12/26/2037 (a)(b)	24,969	24,885
Series 2009-RR2, Class A1 (USD), 3.08%, 01/21/2038 (a)(b)	4,441	4,443
Federal Home Loan Mortgage Corp.
Pool # C91819 (USD), 3.00%, 04/01/2035	26,370	27,724
Pool # C91860 (USD), 4.00%, 12/01/2035	28,063	30,326
Pool # G07683 (USD), 4.00%, 03/01/2044	39,772	43,162
Pool # 60251 (USD), 3.50%, 10/01/2045	34,078	36,400
Federal National Mortgage Association
Pool # AL8001 (USD), 3.50%, 02/01/2031	27,709	29,428
Series 2013-20, Class DL (USD), 4.00%, 03/25/2033	23,842	26,154
Series 2013-20, Class MC (USD), 4.00%, 03/25/2033	29,516	32,533
Pool #AL6270 (USD), 3.50%, 10/01/2034	28,641	30,757
Pool # 889050 (USD), 6.00%, 05/01/2037	5,605	6,483
Pool # 929187 (USD), 5.50%, 03/01/2038	5,278	5,999
Pool # AL7293 (USD), 5.50%, 09/01/2038	23,493	26,589

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Global Fixed Income Fund

Pool # 995228 (USD), 6.50%, 11/01/2038	$10,155	$11,801
Pool # AI0108 (USD), 5.00%, 04/01/2041	12,501	14,141
Pool # AJ1422 (USD), 5.00%, 09/01/2041	12,976	14,403
Series 2012-110, Class CA, CMO (USD), 3.00%, 10/25/2042	32,781	33,749
Pool # AB9944 (USD), 3.00%, 07/01/2043	31,289	32,828
Pool # AS3935 (USD), 3.50%, 12/01/2044	43,880	46,890
Pool # AS4073 (USD), 4.00%, 12/01/2044	41,432	45,443
Pool # AY8866 (USD), 3.50%, 01/01/2046	34,023	35,950
Government National Mortgage Association, Series 2015-132, Class V, CMO (USD), 3.50%, 01/20/2034	43,512	46,997
JP Morgan Re-Remic
Series 2009-8, Class A1 (USD), 3.29%, 04/20/2036 (a)(b)	4,771	4,776
Series 2009-7, Class 2A1 (USD), 6.00%, 02/27/2037 (a)(b)	14,913	15,150
Series 2009-7, Class 17A1 (USD), 5.60%, 07/27/2037 (a)(b)	29,556	29,353

		656,364

Total Residential Mortgage-Backed Securities		656,364

CORPORATE BONDS (19.7%)
AUSTRALIA (1.5%)
Commercial Banks (0.7%)
Suncorp-Metway Ltd. (USD), 2.10%, 05/03/2019 (a)	20,000	20,172
Westpac Banking Corp. (USD), 1.55%, 05/25/2018	80,000	80,551

		100,723

Energy Equipment & Services (0.8%)
APT Pipelines Ltd. (USD), 4.20%, 03/23/2025 (a)	98,000	100,880

		201,603

CANADA (2.6%)
Airlines (0.3%)
Air Canada (CAD), 7.63%, 10/01/2019 (a)	50,000	39,827

Commercial Banks (1.3%)
Bank of Montreal (USD), 1.50%, 07/18/2019	25,000	25,105
Bank of Nova Scotia (CAD), 2.87%, 06/04/2021	100,000	81,127
National Bank of Canada (CAD), 2.40%, 10/28/2019	100,000	78,846

		185,078

Electric Utilities (0.1%)
Hydro One, Inc. (CAD), 5.49%, 07/16/2040	9,000	9,391

Media (0.1%)
Shaw Communications, Inc. (CAD), 6.75%, 11/09/2039	10,000	9,586

Oil, Gas & Consumable Fuels (0.6%)
Canadian Natural Resources Ltd. (USD), 1.75%, 01/15/2018	81,000	80,343

Transportation (0.2%)
Canadian Pacific Railway Co. (USD), 4.80%, 08/01/2045	21,000	24,787

		349,012

FRANCE (0.5%)
Commercial Banks (0.5%)
Societe Generale SA (EUR), 9.38%, 09/04/2019 (a)(b)(c)	50,000	67,616

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Global Fixed Income Fund

HONG KONG (0.8%)
Holding Companies-Diversified Operations (0.8%)
Hutchison Whampoa Europe Finance 13 Ltd. (EUR), 3.75%, 05/10/2018 (a)(b)(c)	$100,000	$115,184

LUXEMBOURG (0.8%)
Miscellaneous Manufacturing (0.8%)
Pentair Finance SA (EUR), 2.45%, 09/17/2019	100,000	116,718

MEXICO (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Petroleos Mexicanos (USD), 5.50%, 01/21/2021	60,000	63,900

NETHERLANDS (2.1%)
Diversified Telecommunication Services (0.9%)
Bharti Airtel International Netherlands BV (EUR), 3.38%, 05/20/2021 (a)	100,000	122,284

Pharmaceutical (0.3%)
Mylan
(USD), 3.00%, 12/15/2018 (a)	13,000	13,396
(USD), 5.25%, 06/15/2046 (a)	15,000	16,905
Teva Pharmaceutical Finance Netherlands III BV (USD), 3.15%, 10/01/2026	12,000	12,263

		42,564

Real Estate (0.9%)
Vonovia Finance BV (EUR), 4.00%, 12/17/2021 (a)(b)(c)	100,000	116,831

		281,679

UNITED STATES (10.9%)
Aerospace & Defense (0.6%)
United Technologies Corp. (USD), 1.78%, 05/04/2018 (d)	86,000	86,714

Auto Manufacturers (0.3%)
American Honda Finance Corp. (USD), 1.20%, 07/12/2019	18,000	18,012
Toyota Motor Credit Corp. (USD), 1.90%, 04/08/2021	25,000	25,447

		43,459

Beverages (0.4%)
Anheuser-Busch InBev Finance, Inc.
(USD), 3.65%, 02/01/2026	29,000	31,137
(USD), 4.90%, 02/01/2046	17,000	20,708

		51,845

COMMERCIAL BANKS (1.0%)
Citigroup, Inc. (USD), 4.13%, 07/25/2028	21,000	21,405
JPMorgan Chase & Co., Series V (USD), 5.00%, 07/01/2019 (b)(c)	70,000	69,300
Wells Fargo & Co. (USD), 4.10%, 06/03/2026	40,000	43,253

		133,958

Computers & Peripherals (0.4%)
Apple, Inc. (USD), 2.25%, 02/23/2021	22,000	22,700
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (USD), 5.45%, 06/15/2023 (a)	30,000	31,774

		54,474

Diversified Financial Services (1.5%)
HSBC Finance Corp. (USD), 6.68%, 01/15/2021	100,000	113,513
Legg Mason, Inc. (USD), 5.63%, 01/15/2044 (e)	20,000	21,293

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Global Fixed Income Fund

National Rural Utilities Cooperative Finance Corp. (USD), 4.75%, 04/30/2043 (b)	$65,000	$65,198

		200,004

Diversified Telecommunication Services (0.2%)
Verizon Communications, Inc. (USD), 5.01%, 08/21/2054	20,000	22,006

Electric Utilities (0.7%)
Dominion Resources, Inc. (USD), 2.96%, 07/01/2019 (d)	5,000	5,134
Exelon Generation Co. LLC (USD), 2.95%, 01/15/2020	46,000	47,298
Ipalco Enterprises, Inc. (USD), 5.00%, 05/01/2018	35,000	36,750

		89,182

Energy Equipment & Services (0.7%)
Columbia Pipeline Group, Inc. (USD), 2.45%, 06/01/2018	18,000	18,133
Energy Transfer Partners LP (USD), 5.20%, 02/01/2022	50,000	53,344
Kinder Morgan Energy Partners LP (USD), 3.50%, 03/01/2021	22,000	22,464

		93,941

Food Products (0.2%)
Kraft Heinz Foods Co. (USD), 6.75%, 03/15/2032	24,000	31,306

Healthcare Providers & Services (0.4%)
Quest Diagnostics, Inc. (USD), 4.70%, 03/30/2045	48,000	52,502

Insurance (0.2%)
American International Group, Inc. (USD), 4.38%, 01/15/2055	30,000	29,142

Leisure Time (0.5%)
Harley-Davidson, Inc.
(USD), 3.50%, 07/28/2025	37,000	39,770
(USD), 4.63%, 07/28/2045	29,000	32,690

		72,460

Media (1.1%)
21st Century Fox America, Inc. (USD), 6.40%, 12/15/2035	10,000	13,067
Cablevision Systems Corp. (USD), 8.00%, 04/15/2020	25,000	26,063
Charter Communications Operating LLC / Charter Communications Operating Capital (USD), 4.46%, 07/23/2022 (a)	20,000	21,715
Comcast Corp. (USD), 6.95%, 08/15/2037	35,000	51,883
Walt Disney Co.
(USD), 3.00%, 07/30/2046	6,000	5,693
(USD), 7.55%, 07/15/2093	25,000	32,825

		151,246

Oil, Gas & Consumable Fuels (0.5%)
Blue Racer Midstream LLC / Blue Racer Finance Corp. (USD), 6.13%, 11/15/2022 (a)	15,000	14,100
Marathon Petroleum Corp. (USD), 4.75%, 09/15/2044 (e)	55,000	48,070

		62,170

Paper & Forest Products (0.1%)
International Paper Co. (USD), 5.15%, 05/15/2046	12,000	13,866

Pharmaceutical (0.1%)
AbbVie, Inc. (USD), 4.45%, 05/14/2046	15,000	15,955

Real Estate Investment Trust (REIT) Funds (0.0%)
MPT Operating Partnership LP / MPT Finance Corp. (USD), 5.25%, 08/01/2026	2,000	2,102

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Global Fixed Income Fund

Retail (0.6%)
AutoNation, Inc. (USD), 4.50%, 10/01/2025	$10,000	$10,696
CVS Health Corp. (USD), 3.50%, 07/20/2022	43,000	46,659
Wal-Mart Stores, Inc. (USD), 4.75%, 10/02/2043	21,000	26,483

		83,838

Software (0.2%)
Oracle Corp. (USD), 4.00%, 07/15/2046	20,000	20,715

Transportation (1.2%)
Burlington Northern Santa Fe LLC (USD), 4.70%, 09/01/2045	21,000	25,627
FedEx Corp. (USD), 4.55%, 04/01/2046	19,000	21,434
Penske Truck Leasing Co. LP/PTL Finance Corp. (USD), 3.38%, 02/01/2022 (a)	116,000	118,357

		165,418

		1,476,303

Total Corporate Bonds		2,672,015

MUNICIPAL BONDS (0.8%)
UNITED STATES (0.8%)
GEORGIA (0.3%)
Municipal Electric Authority of Georgia Revenue Bonds (Build America Bonds) (USD), 6.64%, 04/01/2057	30,000	41,964

ILLINOIS (0.5%)
Chicago Transit Authority Sales Tax Receipts Revenue Bonds (Build America Bonds), Series B (USD), 6.20%, 12/01/2040	55,000	68,921

		110,885

Total Municipal Bonds		110,885

GOVERNMENT BONDS (42.9%)
AUSTRALIA (3.9%)
Australia Government Bond
Series 135 (AUD), 4.25%, 07/21/2017 (a)	370,000	288,409
Series 146 (AUD), 1.75%, 11/21/2020 (a)	317,000	243,317

		531,726

BELGIUM (1.3%)
Belgium Government Bond, Series 68 (EUR), 2.25%, 06/22/2023 (a)	136,800	180,304

CANADA (0.9%)
Canadian Government Bond (CAD), 5.00%, 06/01/2037	98,000	119,653

FRANCE (2.8%)
France Government Bond OAT
(EUR), 0.00%, 05/25/2020 (a)	39,000	44,400
(EUR), 0.50%, 05/25/2025 (a)	70,000	81,888
REGS (EUR), 1.50%, 05/25/2031 (a)	87,000	112,461
(EUR), 3.25%, 05/25/2045 (a)	75,000	135,650

		374,399

GERMANY (6.5%)
Bundesobligation (EUR), 1.00%, 02/22/2019 (a)	60,000	69,984
Bundesrepublik Deutschland
Series 2008 (EUR), 4.25%, 07/04/2018 (a)	90,000	110,159
(EUR), 0.50%, 02/15/2025 (a)	480,000	574,119

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Global Fixed Income Fund

Series 00 (EUR), 5.50%, 01/04/2031 (a)	$24,000	$48,193
(EUR), 2.50%, 08/15/2046 (a)	45,000	81,208

		883,663

ITALY (6.2%)
Italy Buoni Poliennali Del Tesoro
(EUR), 0.70%, 05/01/2020	546,000	624,285
(EUR), 1.50%, 06/01/2025	81,000	94,334
(EUR), 1.65%, 03/01/2032 (a)	87,000	98,714
(EUR), 3.25%, 09/01/2046 (a)	20,000	27,945

		845,278

JAPAN (4.3%)
Japan Government Forty Year Bond (JPY), 1.40%, 03/20/2055	43,200,000	581,899

MEXICO (0.3%)
Mexican Bonos (MXN), 10.00%, 12/05/2024	593,500	40,295

NETHERLANDS (0.6%)
Netherlands Government Bond (EUR), 1.75%, 07/15/2023 (a)	67,000	86,093

REPUBLIC OF IRELAND (0.3%)
Ireland Government Bond (EUR), 5.40%, 03/13/2025	26,000	41,526

SINGAPORE (3.2%)
Singapore Government Bond (SGD), 3.25%, 09/01/2020	540,000	434,191

SPAIN (1.8%)
Spain Government Bond
(EUR), 1.60%, 04/30/2025 (a)	184,000	218,363
(EUR), 5.15%, 10/31/2044 (a)	11,000	20,572

		238,935

SUPRANATIONAL (0.7%)
European Investment Bank (USD), 3.25%, 01/29/2024	85,000	95,527

UNITED KINGDOM (10.1%)
United Kingdom Gilt
REGS (GBP), 4.00%, 09/07/2016 (a)	507,000	673,445
REGS (GBP), 2.00%, 07/22/2020 (a)	139,000	196,877
REGS (GBP), 1.75%, 09/07/2022 (a)	100,000	143,140
(GBP), 4.25%, 06/07/2032 (a)	54,000	102,673
REGS (GBP), 4.75%, 12/07/2038 (a)	34,000	72,943
United Kingdom Treasury Gilt (GBP), 4.25%, 12/07/2049 (a)	75,000	171,254

		1,360,332

Total Government Bonds		5,813,821

U.S. AGENCIES (2.1%)
UNITED STATES (2.1%)
Federal Home Loan Mortgage Corp.
(USD), 3.00%, 07/01/2030	31,281	33,020
(USD), 3.50%, 01/01/2046	28,985	30,856
(USD), 4.00%, 03/01/2046	29,137	31,195
(USD), 3.50%, 05/01/2046	34,763	36,701
(USD), 4.00%, 05/01/2046	34,711	37,163
Federal National Mortgage Association
(USD), 3.00%, 01/01/2031	19,350	20,374
(USD), 3.50%, 04/01/2046	24,842	26,241

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Global Fixed Income Fund

Government National Mortgage Association
(USD), 4.50%, 12/15/2045	$26,295	$28,892
(USD), 3.50%, 05/01/2046	34,461	36,403

		280,845

Total U.S. Agencies		280,845

U.S. TREASURIES (21.1%)
UNITED STATES (21.1%)
U.S. Treasury Bill (USD), 0.00%, 09/08/2016	986,000	985,785
U.S. Treasury Bonds
(USD), 4.50%, 02/15/2036	127,000	184,671
(USD), 4.75%, 02/15/2041	6,000	9,143
(USD), 2.50%, 02/15/2045	40,700	43,365
(USD), 2.50%, 02/15/2046	57,000	60,792
U.S. Treasury Inflation Indexed Bond (USD), 0.38%, 07/15/2025 (f)	349,454	361,776
U.S. Treasury Notes
(USD), 0.88%, 10/15/2018	29,300	29,418
(USD), 1.38%, 08/31/2020	209,600	213,178
(USD), 1.25%, 03/31/2021	850,000	859,097
(USD), 1.13%, 06/30/2021	50,000	50,213
(USD), 1.75%, 09/30/2022	13,000	13,416
(USD), 2.13%, 05/15/2025	47,000	49,717

		2,860,571

Total U.S. Treasuries		2,860,571

SHORT-TERM INVESTMENTS (3.2%)
UNITED STATES (3.2%)
State Street Institutional U.S. Government Money Market Fund (g)	427,764	427,764

Total Short-Term Investments		427,764

Total Investments (Cost $13,289,769) (h)—100.0%		13,535,982

Other assets in excess of liabilities—0.0%		6,491

Net Assets—100.0%		$13,542,473

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2016.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(d)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.
(e)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.51% of net assets as of July 31, 2016.
(f)	Inflation linked security.
(g)	Registered investment company advised by State Street Global Advisors.
(h)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi Offshore
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro Currency
GBP	British Pound Sterling

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Global Fixed Income Fund

ILS	Israeli shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
ZAR	South African Rand

At July 31, 2016, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Euro BTP Futures	UBS	1	09/08/2016	$1,295
Euro Bund Futures	UBS	(6)	09/08/2016	(24,359)
Euro OAT Futures	UBS	1	09/08/2016	5,208
United States Treasury Note 6%-2 year	UBS	4	09/30/2016	3,181
United States Treasury Note 6%-5 year	UBS	(4)	09/30/2016	(8,416)
United States Treasury Note 6%-10 year	UBS	(6)	09/21/2016	(19,374)
United States Treasury Note 6%-Long Bond	UBS	(1)	09/21/2016	(12,229)
United States Treasury Note 6%-30 year	UBS	1	09/21/2016	6,216
United States Treasury Note 6%-Ultra Long	UBS	7	09/21/2016	29,264

				(19,214)

At July 31, 2016, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
10/17/2016	Royal Bank Of Canada	GBP	10,000	USD	13,162	$13,251	$89
Crech Koruna/United States Dollar
10/17/2016	Royal Bank Of Canada	CZK	332,000	USD	13,638	13,774	136
Danish Krone/United States Dollar
10/17/2016	Morgan Stanley	DKK	277,000	USD	41,387	41,777	390
Euro/United States Dollar
10/17/2016	UBS	EUR	31,000	USD	34,360	34,769	409
Israeli Shekel/United States Dollar
10/18/2016	Citibank	ILS	521,370	USD	135,000	136,968	1,968
10/18/2016	Goldman Sachs	ILS	62,000	USD	16,123	16,288	165
Japanese Yen/United States Dollar
10/17/2016	Deutsche Bank	JPY	14,120,000	USD	136,714	138,792	2,078
10/17/2016	Goldman Sachs	JPY	3,758,000	USD	37,456	36,939	(517)
10/17/2016	JPMorgan Chase	JPY	202,240,000	USD	2,012,201	1,987,910	(24,291)
10/17/2016	Royal Bank Of Canada	JPY	1,420,000	USD	13,427	13,958	531
10/17/2016	UBS	JPY	12,188,000	USD	115,708	119,801	4,093
Malaysian Ringgit/United States Dollar
08/26/2016	JPMorgan Chase	MYR	140,000	USD	34,559	34,346	(213)

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2016 (Unaudited)

Aberdeen Global Fixed Income Fund

Norwegian Krone/United States Dollar
10/17/2016	Citibank	NOK	93,000	USD	10,991	$11,025	$34
Polish Zloty/United States Dollar
10/17/2016	Barclays Bank	PLN	115,000	USD	28,723	29,464	741
South African Rand/United States Dollar
10/17/2016	Morgan Stanley	ZAR	420,000	USD	28,061	29,811	1,750
South Korean Won/United States Dollar
08/26/2016	Goldman Sachs	KRW	204,370,000	USD	173,800	182,441	8,641
Swedish Krona/United States Dollar
10/17/2016	Goldman Sachs	SEK	1,691,000	USD	198,109	198,386	277
Swiss Franc/United States Dollar
10/17/2016	UBS	CHF	89,000	USD	91,619	92,219	600

						$3,131,919	$(3,119)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
10/17/2016	Barclays Bank	USD	273,124	AUD	365,000	$276,715	$(3,591)
10/17/2016	Deutsche Bank	USD	282,745	AUD	380,000	288,087	(5,342)
10/17/2016	Royal Bank Of Canada	USD	64,675	AUD	85,000	64,441	234
United States Dollar/British Pound
10/17/2016	Goldman Sachs	USD	135,329	GBP	104,000	137,814	(2,485)
10/17/2016	Royal Bank Of Canada	USD	629,368	GBP	486,000	644,014	(14,646)
United States Dollar/Chinese Yuan Renminbi Offshore
10/17/2016	Citibank	USD	133,831	CNH	900,000	135,427	(1,596)
United States Dollar/Euro
10/17/2016	Goldman Sachs	USD	326,695	EUR	294,000	329,745	(3,050)
United States Dollar/Japanese Yen
10/17/2016	Deutsche Bank	USD	134,426	JPY	14,160,000	139,185	(4,759)
10/17/2016	Royal Bank Of Canada	USD	107,277	JPY	10,975,000	107,878	(601)
United States Dollar/New Zealand Dollar
10/17/2016	UBS	USD	254,696	NZD	354,000	254,790	(94)
United States Dollar/Singapore Dollar
10/17/2016	JPMorgan Chase	USD	393,591	SGD	531,000	395,930	(2,339)

						$2,774,026	$(38,269)

At July 31, 2016, the Fund’s open forward foreign cross currency contracts were as follows:

Purchase / Sale Settlement Date	Counterparty	Amount Purchased		Amount Sold		Contract Value	Fair Value	Unrealized Appreciation
Euro/Japanese Yen
10/17/2016	JPMorgan Chase	EUR	121,446	JPY	13,510,000	$134,009	$137,425	$3,416
New Zealand Dollar/British Pound
10/17/2016	Barclays Bank	NZD	188,437	GBP	101,000	134,318	136,106	1,788

							$273,531	$5,204

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2016 (Unaudited)

Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (95.6%)
Alabama (0.4%)
Industrial Development Board of the City of Mobile Alabama Revenue Bonds (Alabama Power Co.), 1.63%, 07/15/2034(a)	$400,000	$404,992

Alaska (1.2%)
City of Valdez Revenue Bonds Pipelines Project, Series B, 5.00%, 01/01/2021	1,000,000	1,149,300

California (10.0%)
Brea Redevelopment Agency Tax Allocation Refunding Bonds, Series A, 0.00%, 08/01/2025(b)	1,000,000	696,090
California Educational Facilities Authority Revenue Bonds (California Institute of Technology), 5.00%, 11/01/2039	1,000,000	1,117,490
Los Angeles Community College District General Obligation Unlimited Bonds
Series A, 5.50%, 08/01/2025	1,000,000	1,142,630
Series I, 4.00%, 08/01/2029	400,000	471,352
M-S-R Energy Authority Gas Revenue Bonds, Series B, 6.13%, 11/01/2029	500,000	670,365
M-S-R Energy Authority Revenue Bonds, Series A, 6.50%, 11/01/2039	500,000	747,635
San Francisco City & County Public Utilities Commission Revenue Bonds, Series F, 5.00%, 11/01/2024	300,000	350,151
Santa Clara Unified School District General Obligation Unlimited Bonds, 5.00%, 07/01/2026	465,000	520,368
Turlock Irrigation District Revenue Bonds, 5.00%, 01/01/2029	1,000,000	1,150,690
University of California Revenue Bonds, Series Q, 5.25%, 05/15/2029	2,320,000	2,430,084

		9,296,855

Florida (2.7%)
City of Tampa Revenue Bonds (Baycare Health Care System), Series A, 4.00%, 11/15/2033	1,000,000	1,080,830
CityPlace Community Development District, Special Assessment & Revenue Refunding Bonds, 5.00%, 05/01/2019	1,000,000	1,094,870
Volusia County Educational Facility Authority Revenue Bonds, Series B, 5.00%, 10/15/2023	250,000	304,167

		2,479,867

Georgia (4.9%)
Burke County Development Authority Pollution Control Revenue Bonds (Transmission Corp. Vogtle Project), 1.30%, 01/01/2052(a)	1,000,000	1,005,880
Burke County Development Authority Revenue Bonds (Georgia Power Company Plant Vogtle Project), 1.75%, 12/01/2049(a)	1,000,000	1,007,320
Cherokee County General Obligation Unlimited Bonds, 5.00%, 04/01/2021	500,000	557,425
Forsyth County General Obligation Unlimited Bonds, Series A, 5.00%, 03/01/2028	100,000	111,265
Monroe Country Development Authority Revenue Bonds, 2.35%, 10/01/2048(a)	1,000,000	1,041,290
Municipal Electric Authority of Georgia Revenue Bonds
Prerefunded/Escrowed to Maturity, Series V, 6.60%, 01/01/2018	240,000	251,827
Unrefunded, Series V, 6.60%, 01/01/2018	585,000	605,762

		4,580,769

Illinois (0.6%)
Illinois Finance Authority Revenue Bonds (Carle Foundation), Series A, 6.00%, 08/15/2041	500,000	600,910

Kentucky (1.2%)
County of Carroll Pollution Control Revenue Bonds (Utilities Company Project), Series C, 0.88%, 10/01/2032(a)	1,200,000	1,091,429

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Tax-Free Income Fund

Louisiana (4.4%)
East Baton Rouge Parish Sales Tax Revenue Bonds (Road & Street Improvement), 5.00%, 08/01/2024	$540,000	$609,034
Louisiana Public Facilities Authority Revenue Bonds, 3.00%, 05/15/2031	1,000,000	1,010,140
Louisiana Public Facilities Authority Revenue Bonds (Entergy Louisiana LLC), Series B, 3.50%, 06/01/2030	1,000,000	1,050,310
Saint Charles Parish Revenue Bonds (Valero Energy Corp.), 4.00%, 12/01/2040(a)	1,250,000	1,395,600

		4,065,084

Massachusetts (5.8%)
Commonwealth of Massachusetts General Obligation Limited Bonds, Series D
5.50%, 10/01/2016	1,000,000	1,008,280
5.50%, 10/01/2018	2,000,000	2,211,920
5.50%, 08/01/2019	1,000,000	1,143,270
Massachusetts Development Finance Agency Revenue Bonds (Boston Medical Center)
Series C, 5.00%, 07/01/2017	500,000	519,675
Unrefunded, Series C, 5.00%, 07/01/2017	500,000	518,790

		5,401,935

Michigan (1.1%)
Grand Rapids Building Authority Revenue Bonds, 5.00%, 08/01/2020	900,000	1,009,917

Minnesota (0.6%)
University of Minnesota Revenue Bonds, Series A, 5.25%, 04/01/2029	500,000	559,165

Nebraska (0.9%)
Central Plains Energy Project, Gas Project Revenue Bonds (Project No.3), 5.00%, 09/01/2021	750,000	871,890

New Hampshire (3.6%)
New Hampshire Business Finance Authority Pollution Control Refunding Revenue Bonds (United Illuminating Company Project), Series A, 0.94%, 10/01/2033(a)	1,230,000	1,101,899
New Hampshire Health & Education Facilities Authority Revenue Bonds (Dartmouth College), 5.25%, 06/01/2039	1,000,000	1,128,370
New Hampshire Health & Education Facilities Authority Revenue Bonds (University Systems), Series A, 5.00%, 07/01/2023	1,000,000	1,119,990

		3,350,259

New Jersey (4.7%)
New Jersey Economic Development Authority Revenue Bonds (School Facilities Conservation), Series BB, 5.25%, 09/01/2024	2,000,000	2,273,960
New Jersey Transportation Trust Fund Authority Revenue Bonds (Transportation System), Series A, 5.75%, 06/15/2017	1,000,000	1,041,140
New Jersey Turnpike Authority Revenue Bonds, Series A, 5.00%, 01/01/2031	850,000	1,059,491

		4,374,591

New York (8.2%)
Nassau County Local Economic Assistance Corp. Revenue Bonds (Catholic Health Services), 5.00%, 07/01/2030	1,000,000	1,183,140
New York State Dormitory Authority Revenue Bonds (State University Dormitory Facilities), Series A, 5.00%, 07/01/2039	2,500,000	2,756,575
New York State Dormitory Authority Revenue Bonds (State University Educational Facilities 3rd Generation), Series A, 5.50%, 05/15/2023	1,160,000	1,476,193
Oneida County Industrial Development Agency Revenue Bonds (Hamilton College Civic Facilities), 5.00%, 09/15/2027	1,000,000	1,089,300

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2016 (Unaudited)

Aberdeen Tax-Free Income Fund

Tompkins County Industrial Development Agency Revenue Bonds (Cornell University Civic Facilities), Series A, 5.25%, 07/01/2030	$1,000,000	$1,164,700

		7,669,908

North Dakota (1.2%)
City of Grand Forks, Health Care System Revenue Bonds (Altru Health System Obligated Group), 4.50%, 12/01/2032	1,000,000	1,071,790

Pennsylvania (7.5%)
Lehigh County Industrial Development Authority Revenue Bonds (PPL Electric Utilities Corp), VRN, 0.90%, 09/01/2029(a)	250,000	250,320
Montgomery County Industrial Development Authority Health System Revenue Bonds, Series A, 5.00%, 01/15/2022	250,000	287,287
Pennsylvania Higher Educational Facilities Authority Revenue Bonds (University of Pennsylvania), Series A, 5.00%, 09/01/2019	800,000	904,816
Pennsylvania Turnpike Commission Revenue Bonds, Series A, 5.25%, 07/15/2029	4,100,000	5,507,940

		6,950,363

Rhode Island (0.8%)
Tobacco Settlement Financing Corp. Revenue Bonds, Series B, 4.50%, 06/01/2045	750,000	780,458

South Carolina (0.4%)
University of South Carolina Revenue Bonds, Series A, 5.00%, 06/01/2030	350,000	378,084

Tennessee (0.7%)
Tennessee Energy Acquisition Corp. Revenue Bonds, Series A, 5.25%, 09/01/2023	500,000	610,430

Texas (27.5%)
City of Houston General Obligation Limited Bonds (Public Improvement), Series A, 5.00%, 03/01/2030	1,575,000	1,733,886
Dallas Area Rapid Transit Revenue Bonds
5.00%, 12/01/2036	730,000	740,840
Unrefunded, 5.00%, 12/01/2036	520,000	526,885
Dallas/Fort Worth International Airport Revenue Bonds, Joint Revenue Refunding Bonds, Series B, 5.00%, 11/01/2020	1,000,000	1,166,260
Fort Bend Independent School District General Obligation Unlimited Bonds, Prerefunded/Escrowed to Maturity, 5.00%, 02/15/2018	2,300,000	2,457,527
Harris County Health Facilities Development Corp. Revenue Bonds (SCH Health Care System), Prerefunded/Escrowed to Maturity, Series B, 5.75%, 07/01/2027	5,325,000	6,956,580
Lower Colorado River Authority Revenue Bonds, Prerefunded/Escrowed to Maturity, Series B, 6.00%, 01/01/2017	1,245,000	1,273,025
Matagorda County Navigation District No. 1 Revenue Bonds, Series B-1, 4.00%, 06/01/2030	1,000,000	1,081,890
SA Energy Acquisition Public Facility Corp. Revenue Bonds (Gas Supply), 5.25%, 08/01/2016	500,000	500,000
State of Texas General Obligation Unlimited Bonds (Transportation Commission)
Prerefunded, 5.00%, 04/01/2020	95,000	97,798
Unrefunded, 5.00%, 04/01/2020	2,405,000	2,477,463
State of Texas General Obligation Unlimited Bonds (Water Financial Assistance), Series C, 5.25%, 08/01/2018	1,050,000	1,146,652
State of Texas Transportation Commission Revenue Bonds, 5.00%, 04/01/2027	1,500,000	1,545,195
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Baylor Scott & White Obligated Group), 5.00%, 11/15/2029	800,000	1,009,840
Texas A&M University Revenue Bonds (Financing System), Series A, 5.00%, 05/15/2025	1,065,000	1,194,142
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series D, 6.25%, 12/15/2026	500,000	634,635

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2016 (Unaudited)

Aberdeen Tax-Free Income Fund

University of North Texas Revenue Bonds (Financing System), Series A, 5.00%, 04/15/2028	$1,000,000	$1,111,670

		25,654,288

Washington (6.0%)
City of Seattle Water System Revenue Bonds, 5.00%, 02/01/2026	1,000,000	1,065,980
County of King General Obligation Limited Bonds, 5.00%, 01/01/2025	2,000,000	2,120,240
State of Washington General Obligation Unlimited Bonds
Series R-2010A, 5.00%, 01/01/2022	2,000,000	2,209,300
Series C, 5.00%, 01/01/2026	200,000	212,492

		5,608,012

West Virginia (0.6%)
West Virginia Economic Development Authority Revenue Bonds, Unrefunded, Series A, 1.90%, 03/01/2040(a)	550,000	554,279

Wisconsin (0.6%)
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Aurora Health Care), Series A, 5.00%, 07/15/2028	500,000	574,680

Total Municipal Bonds		89,089,255

SHORT-TERM INVESTMENTS (3.6%)
UNITED STATES (3.6%)
State Street Institutional U.S. Government Money Market Fund (c)	3,332,045	3,332,045

Total Short-Term Investments		3,332,045

Total Investments (Cost $84,289,184) (d)—99.2%		92,421,300

Other assets in excess of liabilities—0.8%		766,218

Net Assets—100.0%		$93,187,518

(a)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2016.
(b)	Issued with a zero coupon.
(c)	Registered investment company advised by State Street Global Advisors.
(d)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2016 (Unaudited)

Aberdeen Ultra-Short Duration Bond Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (1.9%)
GERMANY (1.9%)
Auto Manufacturers (1.9%)
Daimler Finance North America LLC (USD), 1.45%, 08/01/2016 (a)	$150,000	$150,000

Total Corporate Bonds		150,000

U.S. AGENCIES (9.2%)
UNITED STATES (9.2%)
Federal Home Loan Bank
(USD), 0.00%, 10/12/2016	500,000	499,685
(USD), 0.63%, 11/23/2016	200,000	200,109

		699,794

Total U.S. Agencies		699,794

U.S. TREASURIES (14.4%)
UNITED STATES (14.4%)
U.S. Treasury Notes
(USD), 1.00%, 09/15/2017	1,050,000	1,054,430
(USD), 1.00%, 12/31/2017	40,000	40,198

		1,094,628

Total U.S. Treasuries		1,094,628

COMMERCIAL PAPER (3.3%)
UNITED STATES (3.3%)
Duke Energy Corp. (USD), 0.79%, 08/01/2016	250,000	250,000

Total Commercial Paper		250,000

SHORT-TERM INVESTMENTS (42.5%)
UNITED STATES (42.5%)
State Street Institutional U.S. Government Money Market Fund (b)	3,233,733	3,233,733

Total Short-Term Investments		3,233,733

Total Investments (Cost $5,425,767) (c)—71.3%		5,428,155

Other assets in excess of liabilities—28.7%		2,181,410

Net Assets—100.0%		$7,609,565

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Registered investment company advised by State Street Global Advisors.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

USD	U.S. Dollar

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2016 (Unaudited)

Aberdeen Diversified Alternatives Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (81.9%)
Alternative Investment (59.7%)
Aberdeen Equity Long-Short Fund, Institutional Class (a)	621,727	$5,676,371
AQR Managed Futures Strategy Fund, Class I	563,017	5,877,897
Arbitrage Event Driven Fund, Institutional Class	424,116	3,855,217
BlackRock Global Long/Short Equity Fund, Institutional Class	454,973	4,799,959
Boston Partners Long/Short Research Fund, Institutional Class	552,891	8,315,485
Gotham Neutral Fund, Institutional Class	952,172	9,559,802

		38,084,731

Fixed Income Funds (22.2%)
Aberdeen Asia Bond Fund, Institutional Class (a)	255,494	2,634,139
Eaton Vance Floating-Rate Fund, Class I	882,377	7,703,154
Nuveen Preferred Securities Fund, Institutional Class	223,849	3,836,770

		14,174,063

Total Mutual Funds		52,258,794

EXCHANGE TRADED FUNDS (13.3%)
Equity Fund (5.2%)
iShares Global Infrastructure ETF	80,065	3,321,096

Fixed Income Funds (8.1%)
iShares 7-10 Year Treasury Bond ETF	22,997	2,600,271
iShares TIPS Bond ETF	22,208	2,596,115

		5,196,386

Total Exchange Traded Funds		8,517,482

SHORT-TERM INVESTMENTS (4.9%)
State Street Institutional U.S. Government Money Market Fund (b)	3,105,925	3,105,925

Total Short-Term Investments		3,105,925

Total Investments (Cost $64,586,932) (c)—100.1%		63,882,201

Liabilities in excess of other assets—(0.1)%		(68,219)

Net Assets—100.0%		$63,813,982

(a)	Investment in affiliate. Aberdeen Asset Management, Inc. is the investment adviser to the Fund and the investment adviser to the Aberdeen Equity Long-Short Fund and the Aberdeen Asia Bond Fund.
(b)	Registered investment company advised by State Street Global Advisors.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ETF	Exchange-Traded Fund
TIPS	Treasury Inflation Protected Securities

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2016 (Unaudited)

Aberdeen Diversified Income Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (56.2%)
Fixed Income Funds (56.2%)
Aberdeen Asia Bond Fund, Institutional Class (a)	118,454	$1,221,260
Aberdeen Global High Income Fund, Class I (a)	220,211	1,807,935
Aberdeen Total Return Bond Fund, Class I (a)	88,083	1,210,254
Eaton Vance Floating-Rate Fund, Class I	292,187	2,550,797
Nuveen Preferred Securities Fund, Institutional Class	157,164	2,693,789
Oppenheimer International Bond Fund, Class Y	316,525	1,870,665

		11,354,700

Total Mutual Funds		11,354,700

EXCHANGE TRADED FUNDS (42.7%)
Equity Funds (33.1%)
iShares Core S&P 500 ETF	3,725	813,316
iShares Global Infrastructure ETF	19,748	819,147
iShares MSCI EAFE ETF	13,885	805,608
Vanguard High Dividend Yield ETF	47,142	3,447,966
WisdomTree Europe Hedged Equity Fund	15,077	798,327

		6,684,364

Fixed Income Fund (3.0%)
iShares 7-10 Year Treasury Bond ETF	5,468	618,267

Real Estate Investment Trust (REIT) Funds (6.6%)
iShares Cohen & Steers REIT ETF	11,903	1,329,922

Total Exchange Traded Funds		8,632,553

SHORT-TERM INVESTMENTS (1.2%)
State Street Institutional U.S. Government Money Market Fund (b)	235,057	235,057

Total Short-Term Investments		235,057

Total Investments (Cost $19,978,274) (c)—100.1%		20,222,310

Liabilities in excess of other assets—(0.1)%		(17,839)

Net Assets—100.0%		$20,204,471

(a)	Investment in affiliate. Aberdeen Asset Management, Inc. is the investment adviser to the Fund and the investment adviser to the Aberdeen Asia Bond Fund, Aberdeen Global High Income Fund and Aberdeen Total Return Bond Fund.
(b)	Registered investment company advised by State Street Global Advisors.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2016 (Unaudited)

Aberdeen Dynamic Allocation Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (49.9%)
Alternative Investment (6.1%)
AQR Managed Futures Strategy Fund, Class I	119,099	$1,243,392

Equity Funds (9.0%)
Aberdeen Emerging Markets Fund, Institutional Class (a)	30,551	407,859
Aberdeen U.S. Small Cap Equity Fund, Institutional Class (a)(b)	45,244	1,421,110

		1,828,969

Fixed Income Funds (34.8%)
Aberdeen Asia Bond Fund, Institutional Class (a)	100,665	1,037,859
Aberdeen Global High Income Fund, Class I (a)	102,854	844,426
Aberdeen Total Return Bond Fund, Class I (a)	115,373	1,585,218
Eaton Vance Floating-Rate Fund, Class I	155,581	1,358,226
Nuveen Preferred Securities Fund, Institutional Class	96,102	1,647,192
Oppenheimer International Bond Fund, Class Y	106,058	626,804

		7,099,725

Total Mutual Funds		10,172,086

EXCHANGE TRADED FUNDS (46.9%)
Equity Funds (28.4%)
Deutsche X-trackers MSCI Japan Hedged Equity ETF	12,386	394,122
iShares Core S&P 500 ETF	5,709	1,246,503
iShares Global Infrastructure ETF	10,231	424,382
iShares MSCI EAFE ETF	17,551	1,018,309
iShares Russell Midcap ETF	8,375	1,464,620
Vanguard High Dividend Yield ETF	5,634	412,071
WisdomTree Europe Hedged Equity Fund	15,409	815,907

		5,775,914

Fixed Income Funds (12.2%)
iShares 7-10 Year Treasury Bond ETF	12,882	1,456,567
iShares TIPS Bond ETF	8,871	1,037,020

		2,493,587

Real Estate Investment Trust (REIT) Funds (6.3%)
iShares Cohen & Steers REIT ETF	11,490	1,283,778

Total Exchange Traded Funds		9,553,279

SHORT-TERM INVESTMENTS (3.9%)
State Street Institutional U.S. Government Money Market Fund (c)	796,879	796,879

Total Short-Term Investments		796,879

Total Investments (Cost $19,788,695) (d)—100.7%		20,522,244

Liabilities in excess of other assets—(0.7)%		(146,022)

Net Assets—100.0%		$20,376,222

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2016 (Unaudited)

Aberdeen Dynamic Allocation Fund

(a)	Investment in affiliate. Aberdeen Asset Management, Inc. is the investment adviser to the Fund and the investment adviser to the Aberdeen Emerging Markets Fund, Aberdeen U.S. Small Cap Equity Fund, Aberdeen Asia Bond Fund, Aberdeen Global High Income Fund and Aberdeen Total Return Bond Fund.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors.
(d)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities

See accompanying Notes to Statements of Investments.

Notes to Statements of Investments (unaudited)

July 31, 2016

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Aberdeen Funds (the “Trust” and each of its series a “Fund,” or collectively, the “Funds”) in the preparation of their financial statements. The policies conform to accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars.

a. Security Valuation

The Funds value their securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Funds’ Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Open-end mutual funds are valued at the respective net asset value as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Fund’s Board of Directors (the“Board”). These valuation factors are used when pricing a Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller, “odd lot” sizes which may be executed at lower prices than institutional round lot trades. If there are no current day bids, the security is valued at the previously applied bid. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The State Street Institutional U.S. Government Money Market Fund has an objective to maintain a $1.00 NAV, which is not guaranteed. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Notes to Statements of Investments (unaudited) (continued)

July 31, 2016

Derivative instruments are generally valued according to the following procedures. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward currency exchange contracts are generally valued based on the current spot exchange rates and the forward exchange rate points (ex. 1-month, 3-month) that are obtained from an approved pricing agent. Based on the actual settlement dates of the forward contracts held, an interpolated value of the forward points is combined with the spot exchange rate to derive the valuation. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Funds’ Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time), the security is valued at fair value as determined by the Funds’ Pricing Committee, taking into account the relevant factors and surrounding circumstances using Valuation and Liquidity Procedures approved by the Funds’ Board of Trustees. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for similar assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

The three-level hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 - significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Foreign equities utilizing a fair value factor	Depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.

Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.

Forward foreign currency contracts	Forward exchange rate quotations.

Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Funds’ investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Statements of Investments (unaudited) (continued)

July 31, 2016

Please refer to the Statements of Investments for a detailed breakout of the security types:

	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Aberdeen Asia-Pacific (ex-Japan) Equity Fund
Investments in Securities
Common Stocks	365,103	14,708,338	—	15,073,441
Preferred Stocks	—	974,105	—	974,105
Short-Term Investments	281,997	—	—	281,997

	647,100	15,682,443	—	16,329,543

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Asia-Pacific Smaller Companies Fund
Investments in Securities
Common Stocks	521,167	2,184,046	—	2,705,213
Warrants	434	—	—	434
Short-Term Investments	103,173	—	—	103,173

	624,774	2,184,046	—	2,808,820

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen China Opportunities Fund
Investments in Securities
Common Stocks	927,426	13,261,466	—	14,188,892
Short-Term Investments	11,899	—	—	11,899

	939,325	13,261,466	—	14,200,791

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Emerging Markets Fund
Investments in Securities
Common Stocks	1,851,828,533	5,183,183,045	—	7,035,011,578
Preferred Stocks	247,550,452	380,873,529	—	628,423,981
Short-Term Investments	139,594,861	—	—	139,594,861

	2,238,973,846	5,564,056,574	—	7,803,030,420

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Equity Long-Short Fund
Investments in Securities
Common Stocks—Long Positions	66,662,095	—	—	66,662,095
Short-Term Investments	5,641,233	—	—	5,641,233
Common Stocks—Short Positions	(35,873,595)	—	—	(35,873,595)
Exchange Traded Funds—Short Positions	(3,531,066)	—	—	(3,531,066)

	32,898,667	—	—	32,898,667

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen European Equity Fund
Investments in Securities
Common Stocks	28,150	1,336,206	—	1,364,356
Short-Term Investments	40,893	—	—	40,893

	69,043	1,336,206	—	1,405,249

Notes to Statements of Investments (unaudited) (continued)

July 31, 2016

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Global Equity Fund
Investments in Securities
Common Stocks	41,115,343	42,597,949	—	83,713,292
Preferred Stocks	3,965,655	1,831,705	—	5,797,360
Short-Term Investments	2,975,058	—	—	2,975,058

	48,056,056	44,429,654	—	92,485,710

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Global Natural Resources Fund
Investments in Securities
Common Stocks	7,162,321	7,308,373	—	14,470,694
Preferred Stocks	453,474	—	—	453,474
Short-Term Investments	19,477	—	—	19,477

	7,635,272	7,308,373	—	14,943,645

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen International Equity Fund
Investments in Securities
Common Stocks	48,534,235	382,272,942	—	430,807,177
Preferred Stocks	24,239,982	12,423,197	—	36,663,179
Short-Term Investments	9,375,874	—	—	9,375,874

	82,150,091	394,696,139	—	476,846,230

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen International Small Cap Fund
Investments in Securities
Common Stocks	23,146,570	50,955,769	—	74,102,339
Short-Term Investments	1,339,447	—	—	1,339,447

	24,486,017	50,955,769	—	75,441,786

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Japanese Equities Fund
Investments in Securities
Common Stocks	—	1,024,905	—	1,024,905
Short-Term Investments	28,507	—	—	28,507

	28,507	1,024,905	—	1,053,412

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Latin American Equity Fund
Investments in Securities
Common Stocks	3,270,900	—	—	3,270,900
Preferred Stocks	365,594	—	—	365,594
Short-Term Investments	80,899	—	—	80,899

	3,717,393	—	—	3,717,393

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen U.S. Mid Cap Equity Fund
Investments in Securities
Common Stocks	1,156,015	—	—	1,156,015
Short-Term Investments	10,370	—	—	10,370

	1,166,385	—	—	1,166,385

Notes to Statements of Investments (unaudited) (continued)

July 31, 2016

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen U.S. Multi-Cap Equity Fund
Investments in Securities
Common Stocks	342,449,389	—	—	342,449,389
Short-Term Investments	14,226,910	—	—	14,226,910

	356,676,299	—	—	356,676,299

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen U.S. Small Cap Equity Fund
Investments in Securities
Common Stocks	957,112,486	—	—	957,112,486
Short-Term Investments	29,507,581	—	—	29,507,581

	986,620,067	—	—	986,620,067

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Asia Bond Fund
Investments in Securities
Corporate Bonds	—	14,466,900	—	14,466,900
Government Bonds	—	14,386,439	—	14,386,439
Government Agencies	—	320,092	—	320,092
Short-Term Investments	460,331	—	—	460,331
Other Financial Instruments
Assets
Futures Contracts	209,064	—	—	209,064
Forward Foreign Currency Exchange Contracts	—	423,699	—	426,138
Liabilities
Futures Contracts	(278,749)	—	—	(278,749)
Forward Foreign Currency Exchange Contracts	—	(304,621)	—	(307,060)

	390,646	29,292,509	—	29,683,155

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Emerging Markets Debt Fund
Investments in Securities
Corporate Bonds	—	660,824	—	660,824
Government Bonds	—	5,144,800	—	5,144,800
Government Agencies	—	1,121,419	—	1,121,419
Short-Term Investments	129,673	—	—	129,673
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	172,087	—	172,087
Liabilities
Forward Foreign Currency Exchange Contracts	—	(179,766)	—	(179,766)

	129,673	6,919,364	—	7,049,037

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Emerging Markets Debt Local Currency Fund
Investments in Securities
Corporate Bonds	—	287,500	—	287,500
Government Bonds	—	9,209,827	—	9,209,827
Government Agencies	—	1,364,191	—	1,364,191
Short-Term Investments	83,673	—	—	83,673
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	67,815	—	68,022
Liabilities
Forward Foreign Currency Exchange Contracts	—	(35,915)	—	(36,122)

	83,673	10,893,418	—	10,977,091

Notes to Statements of Investments (unaudited) (continued)

July 31, 2016

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Global Fixed Income Fund
Investments in Securities
Asset-Backed Securities	—	60,322	—	60,322
Commercial Mortgage-Backed Securities	—	653,395	—	653,395
Residential Mortgage-Backed Securities	—	656,364	—	656,364
Corporate Bonds	—	2,672,015	—	2,672,015
Municipal Bonds	—	110,885	—	110,885
Government Bonds	—	5,813,821	—	5,813,821
U.S. Agencies	—	280,845	—	280,845
U.S. Treasuries	—	2,860,571	—	2,860,571
Short-Term Investments	427,764	—	—	427,764
Other Financial Instruments
Assets
Futures Contracts	45,164	—	—	45,164
Forward Foreign Currency Exchange Contracts	—	27,340	—	27,340
Liabilities
Futures Contracts	(64,378)	—	—	(64,378)
Forward Foreign Currency Exchange Contracts	—	(63,524)	—	(63,524)

	408,550	13,072,034	—	13,480,584

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Tax-Free Income Fund
Investments in Securities
Municipal Bonds	—	89,089,255	—	89,089,255
Short-Term Investments	3,332,045	—	—	3,332,045

	3,332,045	89,089,255	—	92,421,300

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Ultra-Short Duration Bond Fund
Investments in Securities
Corporate Bonds	—	150,000	—	150,000
U.S. Agencies	—	699,794	—	699,794
U.S. Treasuries	—	1,094,628	—	1,094,628
Commercial Paper	—	250,000	—	250,000
Short-Term Investments	3,233,733	—	—	3,233,733

	3,233,733	2,194,422	—	5,428,155

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Diversified Alternatives Fund
Investments in Securities
Mutual Funds	52,258,794	—	—	52,258,794
Exchange Traded Funds	8,517,482	—	—	8,517,482
Short-Term Investments	3,105,925	—	—	3,105,925

	63,882,201	—	—	63,882,201

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Diversified Income Fund
Investments in Securities
Mutual Funds	11,354,700	—	—	11,354,700
Exchange Traded Funds	8,632,553	—	—	8,632,553
Short-Term Investments	235,057	—	—	235,057

	20,222,310	—	—	20,222,310

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Dynamic Allocation Fund
Investments in Securities
Mutual Funds	10,172,086	—	—	10,172,086
Exchange Traded Funds	9,553,279	—	—	9,553,279
Short-Term Investments	796,879	—	—	796,879

	20,522,244	—	—	20,522,244

Amounts listed as “–” are $0 or round to $0.

Notes to Statements of Investments (unaudited) (continued)

July 31, 2016

For movements between the Levels within the fair value hierarchy, the Funds have adopted a policy of recognizing transfers at the end of each period. As described above, certain foreign securities are valued utilizing valuation factors provided by an independent pricing service to reflect any significant market movements between the time foreign markets close and the time the Fund values such foreign securities. The utilization of valuation factors may result in transfers between Level 1 and Level 2. During the period ended July 31, 2016, several Funds had transfers between Level 1 and Level 2 because there was a valuation factor applied at July 31, 2016 that had not been applied at a prior period end or a valuation factor applied at a prior period end that was not applied at July 31, 2016. For the period ended July 31, 2016 there were no significant changes to the fair valuation methodologies. The following is a summary of Funds which had significant transfers:

Fund	Transfer from Level 1	Transfer from Level 2
Aberdeen Asia-Pacific (ex-Japan) Equity Fund	$—	$198,871
Aberdeen Asia-Pacific Smaller Companies Fund	$305,362	$96,069
Aberdeen China Opportunities Fund	$687,460	$493,738
Aberdeen Emerging Markets Fund	$—	$106,859,842
Aberdeen European Equity Fund	$—	$28,151
Aberdeen Global Natural Resources Fund	$474,061	$—
Aberdeen International Small Cap Fund	$3,803,309	$5,575,063

b. Restricted Securities

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

c. Foreign Currency Translation

Foreign currency amounts are translated into U.S. Dollars at the current rate of exchange as of the Valuation Time to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service.

d. Rights Issues and Warrants

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally on a short term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

e. Short Sales

During the period, the Equity Long-Short Fund engaged in short-selling of portfolio securities, which obligates the Fund to replace any security that it has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will segregate or earmark cash, other liquid assets and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

Notes to Statements of Investments (unaudited) (continued)

July 31, 2016

f. Credit-Linked Notes

The Asia Bond Fund invests in credit-linked securities, which are unstructured, unleveraged pass-through vehicles to an underlying security denominated in a local currency, used for the purposes of efficiently managing access to the market and interest rate risk. For instance, the Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par value (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments. For the period ended July 31, 2016, none of the Funds held credit-linked notes.

g. Mortgage Dollar Rolls

Certain Funds may invest in mortgage dollar rolls. Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund could potentially receive gains on the difference between the current sales price and the lower price for the future purchase as well as any interest earned on the proceeds of the initial sale. At the time the Fund enters into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Depending on whether the segregated assets are cash equivalent or some other type of security, entering into mortgage dollar rolls may subject the Fund to additional interest rate sensitivity. For accounting purposes, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. For the period ended July 31, 2016, none of the funds held mortgage dollar rolls.

2. Investments in Affiliated Issuers

The Funds’ adviser or an affiliate serves as the adviser to certain underlying funds. A summary of the Funds’ investments in securities of these underlying funds for the period ended July 31, 2016 is set forth below:

Aberdeen Diversified Alternatives Fund

Fund	10/31/2015 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	07/31/2016 Share Balance	07/31/2016 Market Value
Aberdeen Equity Long-Short Fund	1,719,759	$1,989,648	14,570,337	$(2,536,382)	$1,989,648	$621,727	$5,676,371
Aberdeen Asia Bond Fund	524,752	1,051,055	3,862,909	(161,784)	41,720	255,494	2,634,139

Total		3,040,703	18,433,246	(2,698,166)	2,031,368		8,310,510

(1)	Distributions received includes both Income and Gains Distributions, if any.

Notes to Statements of Investments (unaudited) (continued)

July 31, 2016

Aberdeen Diversified Income Fund

Fund	10/31/2015 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	07/31/2016 Share Balance	07/31/2016 Market Value
Aberdeen International Equity Fund	66,230	$50,238	1,026,346	$(239,451)	$3,267	$—	$—
Aberdeen Asia Bond Fund	114,621	215,154	178,383	(9,237)	11,122	118,454	1,221,260
Aberdeen Global High Income Fund	240,442	64,155	262,901	(33,049)	64,155	220,211	1,807,935
Aberdeen Total Return Bond Fund	104,678	60,831	286,477	(7,539)	13,884	88,083	1,210,254

Total		390,378	1,754,107	(289,276)	92,428		4,239,449

(1)	Distributions received includes both Income and Gains Distributions, if any.

Aberdeen Dynamic Allocation Fund

Fund	10/31/2015 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	07/31/2016 Share Balance	07/31/2016 Market Value
Aberdeen International Equity Fund	90,794	$88,896	1,471,180	$(374,643)	$4,479	$—	$—
Aberdeen Emerging Markets Fund	58,043	306,547	795,905	(159,797)	11,504	30,551	407,859
Aberdeen U.S. Small Cap Equity Fund	73,323	—	655,434	117,917	—	45,244	1,421,110
Aberdeen Asia Bond Fund	98,613	424,440	400,822	(14,947)	6,910	100,665	1,037,859
Aberdeen Global High Income Fund	108,342	44,251	112,536	(24,339)	29,283	102,854	844,426
Aberdeen Total Return Bond Fund	121,997	17,207	106,793	(3,330)	17,207	115,373	1,585,218

Total		881,341	3,542,670	(459,139)	69,383		5,296,472

(1)	Distributions received includes both Income and Gains Distributions, if any.

Notes to Statements of Investments (unaudited)

July 31, 2016

3. Tax Information

As of July 31, 2016, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aberdeen Asia-Pacific (ex-Japan) Equity Fund	$17,273,859	$932,553	$(1,876,869)	$(944,316)
Aberdeen Asia-Pacific Smaller Companies Fund	3,011,345	204,781	(407,306)	(202,525)
Aberdeen China Opportunities Fund	17,630,743	999,947	(4,429,899)	(3,429,952)
Aberdeen Emerging Markets Fund	7,952,977,308	1,165,752,865	(1,315,699,753)	(149,946,888)
Aberdeen Equity Long-Short Fund	61,210,052	11,701,411	(608,135)	11,093,276
Aberdeen European Equity Fund	1,533,182	105,243	(233,176)	(127,933)
Aberdeen Global Equity Fund	90,161,576	10,040,909	(7,716,775)	2,324,134
Aberdeen Global Natural Resources Fund	15,056,227	1,450,259	(1,562,841)	(112,582)
Aberdeen International Equity Fund	476,054,722	59,667,641	(58,876,133)	791,508
Aberdeen International Small Cap Fund	67,937,396	12,068,080	(4,563,690)	7,504,390
Aberdeen Japanese Equities Fund	984,081	108,436	(39,105)	69,331
Aberdeen Latin American Equity Fund	4,625,145	272,812	(1,180,564)	(907,752)
Aberdeen U.S. Mid Cap Equity Fund	1,039,312	133,301	(6,228)	127,073
Aberdeen U.S. Multi-Cap Equity Fund	303,720,347	59,883,814	(6,927,862)	52,955,952
Aberdeen U.S. Small Cap Equity Fund	914,041,132	88,789,297	(16,210,362)	72,578,935
Aberdeen Asia Bond Fund	28,904,708	881,431	(152,377)	729,054
Aberdeen Emerging Markets Debt Fund	6,964,317	424,755	(332,356)	92,399
Aberdeen Emerging Markets Debt Local Currency Fund	12,401,130	237,684	(1,693,623)	(1,455,939)
Aberdeen Global Fixed Income Fund	13,289,769	453,861	(207,648)	246,213
Aberdeen Tax-Free Income Fund	84,289,184	8,211,336	(79,220)	8,132,116
Aberdeen Ultra-Short Duration Bond Fund	5,425,767	2,388	—	2,388
Aberdeen Diversified Alternatives Fund	64,586,932	1,113,804	(1,818,535)	(704,731)
Aberdeen Diversified Income Fund	19,978,274	758,824	(514,788)	244,036
Aberdeen Dynamic Allocation Fund	19,788,695	1,204,523	(470,974)	733,549

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments

  July 31, 2016 (Unaudited)

Investments	Shares	Value ($)
LONG POSITIONS - 70.5%
COMMON STOCKS - 61.4%
Aerospace & Defense - 0.9%
B/E Aerospace, Inc.(a)	5,686	271,990
Honeywell International, Inc.(a)	300	34,899
Rockwell Collins, Inc.(a)	300	25,386
TASER International, Inc.*	1,200	34,752
Thales SA (France)	1,411	128,550

		495,577

Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	400	27,848
FedEx Corp.	1,032	167,081

		194,929

Airlines - 0.1%
Alaska Air Group, Inc.	600	40,332

Auto Components - 0.4%
Continental AG (Germany)	269	56,389
Valeo SA (France)	2,058	105,609
Visteon Corp.	1,000	70,090

		232,088

Automobiles - 0.2%
Renault SA (France)	645	56,427
Thor Industries, Inc.(a)	600	45,924

		102,351

Banks - 2.4%
Banco Santander SA (Spain)	13,630	57,814
Bank of the Ozarks, Inc.(a)	2,300	82,777
BNP Paribas SA (France)	2,012	99,773
Cullen/Frost Bankers, Inc.	500	33,945
Erste Group Bank AG (Austria)	2,008	53,216
Huntington Bancshares, Inc.(a)	3,600	34,200
Intesa Sanpaolo SpA (Italy)	20,359	44,840
KeyCorp(a)	2,200	25,740
PNC Financial Services Group, Inc. (The)(a)	300	24,795
Seacoast Banking Corp of Florida*	22,776	363,733
Signature Bank*(a)	400	48,096
Societe Generale SA (France)	1,160	39,626
State Bank Financial Corp.	8,659	189,459
Wells Fargo & Co.(b)	4,135	198,356
Zions Bancorporation(a)	500	13,940

		1,310,310

Beverages - 3.4%
Anheuser-Busch InBev SA/NV, ADR (Belgium)	5,406	699,753
Anheuser-Busch InBev SA/NV (Belgium)	554	71,414
Brown-Forman Corp., Class B(c)	2,529	248,322
Coca-Cola Co. (The)	5,873	256,239
Coca-Cola European Partners plc (United Kingdom)(a)	1,500	55,995
Davide Campari-Milano SpA (Italy)	8,720	90,101

Investments	Shares	Value ($)
Heineken NV (Netherlands)	4,560	430,352

		1,852,176

Biotechnology - 1.0%
Actelion Ltd. (Switzerland)*	611	108,369
ARIAD Pharmaceuticals, Inc.*	1,200	11,412
Exelixis, Inc.*(a)	4,600	42,228
Incyte Corp.*(a)	400	36,084
Ligand Pharmaceuticals, Inc.*(a)	300	40,464
Medivation, Inc.*	2,749	175,908
Shire plc, ADR(a)	448	86,966
United Therapeutics Corp.*(a)	300	36,303

		537,734

Building Products - 0.3%
AO Smith Corp.(a)	400	37,156
Schweiter Technologies AG (Switzerland)	67	67,747
USG Corp.*(a)	1,200	33,792

		138,695

Capital Markets - 1.7%
Affiliated Managers Group, Inc.*	200	29,356
Bank of New York Mellon Corp. (The)(b)	2,673	105,316
Charles Schwab Corp. (The)(b)	5,433	154,406
E*TRADE Financial Corp.*	8,607	215,864
Invesco Ltd.(a)	700	20,426
SEI Investments Co.	6,832	307,440
UBS Group AG (Switzerland)	2,100	28,938
Waddell & Reed Financial, Inc., Class A(a)	1,400	25,564

		887,310

Chemicals - 3.7%
Air Products & Chemicals, Inc.(a)	1,877	280,461
Akzo Nobel NV (Netherlands)	1,381	89,272
Arkema SA (France)	869	74,197
Axalta Coating Systems Ltd.*(a)	1,932	55,159
BASF SE (Germany)	981	77,058
Covestro AG (Germany)(d)	2,467	115,234
Ecolab, Inc.(b)	1,490	176,386
Huntsman Corp.	2,400	37,104
Ingevity Corp.*	353	13,509
Koninklijke DSM NV (Netherlands)	1,066	68,242
LyondellBasell Industries N.V., Class A(a)	300	22,578
Monsanto Co.(a)	1,934	206,493
Sherwin-Williams Co. (The)	1,906	571,285
Syngenta AG (Switzerland)	339	133,324
W.R. Grace & Co.	657	49,189

		1,969,491

Commercial Services & Supplies - 0.2%
Stericycle, Inc.*(a)	600	54,162
Tyco International plc	1,512	68,902

		123,064

Communications Equipment - 0.1%
Arista Networks, Inc.*(a)	500	35,635

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Palo Alto Networks, Inc.*(a)	100	13,089

		48,724

Construction & Engineering - 0.4%
Chicago Bridge & Iron Co. NV(a)	500	16,905
EMCOR Group, Inc.	700	38,990
HOCHTIEF AG (Germany)	495	64,887
Quanta Services, Inc.*(a)	1,400	35,840
Vinci SA (France)	975	74,004

		230,626

Construction Materials - 0.3%
HeidelbergCement AG (Germany)	651	55,125
Martin Marietta Materials, Inc.(c)	645	130,709

		185,834

Consumer Finance - 0.1%
Resurs Holding AB (Sweden)*(d)	4,238	25,061

Containers & Packaging - 0.3%
Avery Dennison Corp.	400	31,156
Crown Holdings, Inc.*(a)	700	37,079
Graphic Packaging Holding Co.(a)	6,600	90,024

		158,259

Diversified Consumer Services - 0.1%
AcadeMedia AB (Sweden)*(d)	7,465	50,598
New Oriental Education & Technology Group, Inc., ADR (China)(a)	400	17,624

		68,222

Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B*	2,327	335,716
FactSet Research Systems, Inc.(a)	200	34,392
Moody’s Corp.(a)	2,360	250,184
Voya Financial, Inc.	1,600	41,008

		661,300

Diversified Telecommunication Services - 0.2%
SBA Communications Corp., Class A*(a)	500	57,500
Swisscom AG (Switzerland)	135	66,413

		123,913

Electric Utilities - 0.3%
Enel SpA (Italy)	19,743	90,895
Great Plains Energy, Inc.(a)	2,800	83,384

		174,279

Electrical Equipment - 0.7%
ABB Ltd. (Switzerland)*	5,051	107,357
AMETEK, Inc.	700	32,921
Gamesa Corp. Tecnologica SA (Spain)	5,358	113,485
Rockwell Automation, Inc.(a)	562	64,293
Vestas Wind Systems A/S (Denmark)	1,046	73,008

		391,064

Electronic Equipment, Instruments & Components - 0.1%
Fitbit, Inc., Class A*(a)	2,600	35,516
Trimble Navigation Ltd.*(a)	900	23,796

		59,312

Investments	Shares	Value ($)
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	800	38,264
Core Laboratories NV(a)	300	35,043
Diamond Offshore Drilling, Inc.(a)	1,500	34,080
Ensco plc, Class A	3,600	33,012
FMC Technologies, Inc.*	1,100	27,918
Helmerich & Payne, Inc.(a)	300	18,591
Noble Corp. plc (United Kingdom)(a)	2,800	20,664
Oceaneering International, Inc.(a)	1,400	39,032
Patterson-UTI Energy, Inc.(a)	2,500	48,475
Subsea 7 SA (United Kingdom)*	7,481	80,022
Technip SA (France)	970	54,142
US Silica Holdings, Inc.(a)	1,000	34,470

		463,713

Food & Staples Retailing - 1.8%
Casey’s General Stores, Inc.	2,442	326,105
Costco Wholesale Corp.	2,111	353,001
CVS Health Corp.(a)	300	27,816
Koninklijke Ahold Delhaize NV (Netherlands)	2,536	60,561
Kroger Co. (The)	800	27,352
Sprouts Farmers Market, Inc.*(a)	2,300	53,199
Walgreens Boots Alliance, Inc.	1,362	107,939

		955,973

Food Products - 5.0%
Calavo Growers, Inc.	4,330	284,827
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	6	423,906
ConAgra Foods, Inc.(b)	3,859	180,447
Grieg Seafood ASA (Norway)	12,362	82,227
Hershey Co. (The)(a)	615	68,117
Hormel Foods Corp.(a)	400	14,940
JM Smucker Co. (The)(a)	200	30,832
Lancaster Colony Corp.	650	84,474
Marine Harvest ASA (Norway)*	3,852	65,561
Mead Johnson Nutrition Co.	400	35,680
Mondelez International, Inc., Class A(a)(b)	5,620	247,168
Nestle SA (Switzerland)	2,571	206,115
Pinnacle Foods, Inc.(a)	700	35,147
Salmar ASA (Norway)	2,460	76,537
Sanderson Farms, Inc.(a)	700	61,313
Snyder’s-Lance, Inc.	14,457	495,297
Suedzucker AG (Germany)	3,355	83,907
TreeHouse Foods, Inc.*(a)	500	51,595
WhiteWave Foods Co. (The)*	2,896	160,699

		2,688,789

Gas Utilities - 0.2%
Southwest Gas Corp.	500	38,750
UGI Corp.(a)	900	40,734

		79,484

Health Care Equipment & Supplies - 1.3%
ABIOMED, Inc.*(a)	300	35,391
Baxter International, Inc.	18	864
Becton Dickinson and Co.	1,773	312,048

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Boston Scientific Corp.*(a)	1,200	29,136
Danaher Corp.	400	32,576
DENTSPLY SIRONA, Inc.(a)	400	25,616
IDEXX Laboratories, Inc.*(c)	2,900	271,991
TearLab Corp.*(a)	5,572	4,792

		712,414

Health Care Providers & Services - 0.4%
Acadia Healthcare Co., Inc.*	800	45,200
AmerisourceBergen Corp.	300	25,557
AMN Healthcare Services, Inc.*	600	25,380
Humana, Inc.(a)	417	71,953
Patterson Cos., Inc.(a)	700	34,552

		202,642

Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.*	2,500	35,300
athenahealth, Inc.*	700	89,453
Veeva Systems, Inc., Class A*(a)	1,000	37,990

		162,743

Hotels, Restaurants & Leisure - 3.7%
Aramark(b)	13,882	497,670
Brinker International, Inc.(a)	1,100	51,854
Cheesecake Factory, Inc. (The)(a)	600	31,038
Domino’s Pizza, Inc.(c)	2,136	314,633
Hilton Worldwide Holdings, Inc.(c)	14,800	343,212
Marriott International, Inc., Class A	500	35,850
McDonald’s Corp.(a)	200	23,530
Royal Caribbean Cruises Ltd.(a)	800	57,952
Sodexo SA (France)	713	83,500
Sonic Corp.(a)	14,355	386,293
Starwood Hotels & Resorts Worldwide, Inc.	2,193	171,185

		1,996,717

Household Durables - 0.1%
Electrolux AB, Series B (Sweden)	1,813	49,112
Toll Brothers, Inc.*(a)	900	25,209

		74,321

Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc.*(a)	1,900	28,747

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.(a)	600	61,974
Roper Technologies, Inc.(a)	200	34,072
Siemens AG (Germany)	1,321	143,434

		239,480

Insurance - 1.2%
Allianz SE (Germany)	720	103,277
AXA SA (France)	3,569	72,740
First American Financial Corp.(a)	900	37,629
Hartford Financial Services Group, Inc. (The)(a)	600	23,910
Mapfre SA (Spain)	15,300	37,495
MetLife, Inc.(a)	700	29,918
NN Group NV (Netherlands)(e)	1,796	48,441
Progressive Corp. (The)(a)	1,700	55,267
Prudential Financial, Inc.(a)	500	37,645
Unum Group(a)	1,700	56,797

Investments	Shares	Value ($)
WR Berkley Corp.(c)	2,067	120,279

		623,398

Internet & Catalog Retail - 0.7%
Expedia, Inc.(a)	400	46,660
TripAdvisor, Inc.*(a)	500	34,985
Wayfair, Inc., Class A*(a)(c)	6,455	280,793

		362,438

Internet Software & Services - 2.1%
Alphabet, Inc., Class A*(b)	411	325,241
Facebook, Inc., Class A*(a)	100	12,394
LinkedIn Corp., Class A*	2,527	487,029
LogMeIn, Inc.*	400	34,364
Scout24 AG (Germany)*(d)	1,621	66,692
Shutterstock, Inc.*	700	38,563
Stamps.com, Inc.*(a)	800	60,644
WebMD Health Corp.*	100	6,101
Yahoo!, Inc.*(a)	1,776	67,825
Yandex NV, Class A (Russia)*(a)	1,100	23,815

		1,122,668

IT Services - 2.6%
Accenture plc, Class A	500	56,405
Blackhawk Network Holdings, Inc.*(a)	1,000	34,790
Capgemini SA (France)	659	63,325
MasterCard, Inc., Class A(a)(b)	7,401	704,871
PayPal Holdings, Inc.*(b)	12,198	454,253
Sopra Steria Group (France)	418	49,069
Teradata Corp.*(a)	1,400	39,732

		1,402,445

Leisure Products - 0.2%
Brunswick Corp.	800	39,696
Mattel, Inc.(a)	900	30,042
Smith & Wesson Holding Corp.*(a)	1,700	50,065

		119,803

Life Sciences Tools & Services - 1.4%
Lonza Group AG (Switzerland)*	679	127,996
Mettler-Toledo International, Inc.*	100	41,121
PCAS (France)	1,245	13,766
Thermo Fisher Scientific, Inc.(a)(b)	3,697	587,231

		770,114

Machinery - 0.7%
Atlas Copco AB, Class A (Sweden)	2,363	66,358
Graco, Inc.(a)	600	44,406
Ingersoll-Rand plc(a)	400	26,504
PACCAR, Inc.(a)	400	23,588
VAT Group AG (Switzerland)*(d)	1,417	94,740
WABCO Holdings, Inc.*(a)	700	70,189
Wabtec Corp.(a)	400	27,400

		353,185

Media – 1.8%
AMC Networks, Inc., Class A*(a)	1,300	71,968
Comcast Corp., Class A(a)	1,575	105,919
Discovery Communications, Inc., Class A*(a)	1,000	25,090
Discovery Communications, Inc., Class C*(a)	1,300	31,902
DISH Network Corp., Class A*(a)	1,903	101,658

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Liberty Global plc LiLAC, Class A (United Kingdom)*	1,901	65,299
Time Warner, Inc.(a)(b)	3,654	280,079
Twenty-First Century Fox, Inc., Class A(a)	1,000	26,640
Walt Disney Co. (The)(a)	3,247	311,550

		1,020,105

Metals & Mining - 2.0%
AK Steel Holding Corp.*	15,200	99,712
AMG Advanced Metallurgical Group NV (Netherlands)	4,352	62,376
APERAM SA (Luxembourg)	1,364	57,071
ArcelorMittal (Luxembourg)*	11,721	75,335
Bekaert SA (Belgium)	1,130	51,785
Boliden AB (Sweden)	5,169	113,686
Coeur Mining, Inc.*	3,400	52,088
Compass Minerals International, Inc.(a)	500	34,795
Goldcorp, Inc. (Canada)(a)	1,500	26,820
Hecla Mining Co.	2,500	16,225
Newmont Mining Corp.	3,965	174,460
Norsk Hydro ASA (Norway)	11,429	48,807
Nucor Corp.(a)	1,200	64,368
Reliance Steel & Aluminum Co.(a)	400	31,376
Royal Gold, Inc.(a)	400	33,816
Steel Dynamics, Inc.(a)	1,600	42,912
United States Steel Corp.(a)	3,000	82,470

		1,068,102

Multiline Retail - 0.2%
Big Lots, Inc.(a)	1,800	95,724

Multi-Utilities - 0.2%
RWE AG (Germany)*	7,122	126,642

Oil, Gas & Consumable Fuels - 1.1%
California Resources Corp.*(a)	5,800	59,508
Continental Resources, Inc.*(a)	800	35,240
Encana Corp. (Canada)(a)	3,000	24,150
Koninklijke Vopak NV (Netherlands)	1,570	80,724
ONEOK, Inc.(a)	1,100	49,269
PDC Energy, Inc.*(a)	500	27,385
QEP Resources, Inc.(a)	1,400	25,480
RSP Permian, Inc.*(a)	1,000	35,950
TOTAL SA (France)	4,586	219,237
WPX Energy, Inc.*(a)	3,000	29,970

		586,913

Paper & Forest Products - 0.1%
UPM-Kymmene OYJ (Finland)	3,070	63,257

Personal Products - 0.7%
Estee Lauder Cos., Inc. (The), Class A(a)	600	55,740
Herbalife Ltd.*(a)	700	47,607
Oriflame Holding AG (Switzerland)	2,580	66,458

Investments	Shares	Value ($)
Unilever NV, CVA (United Kingdom)	3,941	182,564

		352,369

Pharmaceuticals - 2.6%
Allergan plc*(a)	2,753	696,371
H Lundbeck A/S (Denmark)*	2,231	90,701
Novartis AG (Switzerland)	2,142	177,469
Novo Nordisk A/S, Class B (Denmark)	2,860	162,954
Roche Holding AG (Switzerland)	971	247,960
Taro Pharmaceutical Industries Ltd.*(a)	300	41,988

		1,417,443

Professional Services - 0.5%
ManpowerGroup, Inc.(a)	1,700	117,980
Robert Half International, Inc.(a)	1,600	58,464
Wolters Kluwer NV (Netherlands)	1,850	77,820

		254,264

Real Estate Investment Trusts (REITs) - 1.6%
Communications Sales & Leasing, Inc.(a)	900	27,972
CoreSite Realty Corp.	500	41,265
CubeSmart(a)	800	23,768
CyrusOne, Inc.(a)	600	32,892
Gaming and Leisure Properties, Inc.(a)	900	32,247
LaSalle Hotel Properties(a)	1,100	30,305
Pebblebrook Hotel Trust(a)	1,200	35,580
Potlatch Corp.	10,913	417,422
Sovran Self Storage, Inc.(a)	300	30,711
Sunstone Hotel Investors, Inc.	2,800	37,240
Weyerhaeuser Co.	4,985	163,109

		872,511

Real Estate Management & Development - 0.4%
Deutsche Wohnen AG (Germany)	3,585	134,169
Grand City Properties SA (Germany)	2,709	60,293

		194,462

Road & Rail - 0.9%
JB Hunt Transport Services, Inc.(a)	700	58,191
Nobina AB (Sweden)(d)	15,998	87,870
Old Dominion Freight Line, Inc.*(a)	1,753	122,114
Union Pacific Corp.(a)	2,577	239,790

		507,965

Semiconductors & Semiconductor Equipment - 0.6%
BE Semiconductor Industries NV (Netherlands)	846	25,130
Broadcom Ltd. (Singapore)	447	72,405
Infineon Technologies AG (Germany)	4,941	81,756
Intel Corp.(a)	1,200	41,832
Silicon Motion Technology Corp., ADR (Taiwan)(a)	700	36,190
Skyworks Solutions, Inc.(a)	400	26,408
Teradyne, Inc.	1,800	35,550

		319,271

Software - 1.2%
CyberArk Software Ltd. (Israel)*(a)	700	39,473
Electronic Arts, Inc.*	100	7,632
Manhattan Associates, Inc.*(a)	700	40,635

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Microsoft Corp.(b)	7,303	413,934
Red Hat, Inc.*(a)	400	30,116
SAP SE (Germany)	100	8,766
Software AG (Germany)	2,208	89,041

		629,597

Specialty Retail - 3.3%
AutoNation, Inc.*	9,844	525,177
AutoZone, Inc.*	602	490,010
GNC Holdings, Inc., Class A	1,500	30,615
Home Depot, Inc. (The)	4,212	582,267
Sally Beauty Holdings, Inc.*(a)	2,200	64,526
Tiffany & Co.(a)	400	25,808
Urban Outfitters, Inc.*	1,300	38,870

		1,757,273

Technology Hardware, Storage & Peripherals - 1.6%
EMC Corp.(a)	22,099	624,960
Hewlett Packard Enterprise Co.	1,607	33,779
HP, Inc.(a)	3,000	42,030
Logitech International SA (Switzerland)	5,451	108,829
Seagate Technology plc(a)	900	28,827

		838,425

Textiles, Apparel & Luxury Goods - 0.6%
adidas AG (Germany)	804	131,910
Coach, Inc.(a)	900	38,799
Michael Kors Holdings Ltd.*	2,000	103,440
Pandora A/S (Denmark)	559	72,757

		346,906

Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp.*	14,044	100,976

Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc.*(a)	500	23,510
MSC Industrial Direct Co., Inc., Class A	500	35,915

		59,425

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.*(a)	1,415	65,571

TOTAL COMMON STOCKS (Cost $30,576,200)		33,046,926

	No. of Contracts
OPTIONS PURCHASED - 0.5%
Call Option - 0.0%(f)
Allergan plc 9/16/2016 @ 325.00	8	40
Allergan plc 9/16/2016 @ 310.00	3	60
DISH Network Corp. 9/16/2016 @ 50.00	14	6,440

		6,540

Investments	No. of Contracts	Value ($)
Put Option - 0.5%
Alibaba Group Holding Ltd. 10/21/2016 @ 80.00	21	6,405
Align Technology, Inc. 10/21/2016 @ 65.00	24	120
athenahealth, Inc. 12/16/2016 @ 125.00	8	6,800
Autoliv, Inc. 9/16/2016 @ 120.00	8	10,720
BlackRock, Inc. 10/21/2016 @ 340.00	5	3,250
BlackRock, Inc. 10/21/2016 @ 350.00	6	5,340
Bridgepoint Education, Inc. 8/19/2016 @ 9.00	70	10,500
Broadcom Ltd. 10/21/2016 @ 145.00	7	2,450
Broadcom Ltd. 10/21/2016 @ 110.00	22	660
Brunswick Corp. 9/16/2016 @ 47.00	28	2,940

CH Robinson Worldwide, Inc. 11/18/2016 @ 72.50	25	11,750
Cambrex Corp. 10/21/2016 @ 55.00	26	12,220
Cambrex Corp. 10/21/2016 @ 45.00	57	6,270
Carlisle Cos., Inc. 12/16/2016 @ 100.00	17	3,400
Caterpillar, Inc. 11/18/2016 @ 75.00	20	3,860
Chevron Corp. 9/16/2016 @ 97.50	18	2,358
Coach, Inc. 11/18/2016 @ 40.00	37	5,920
Dave & Buster’s Entertainment, Inc. 10/21/2016 @ 45.00	27	8,370
Dick’s Sporting Goods, Inc. 9/16/2016 @ 43.00	34	1,190
Dick’s Sporting Goods, Inc. 12/16/2016 @ 40.00	27	1,890
Digital Realty Trust, Inc. 10/21/2016 @ 100.00	20	5,800
Dorman Products, Inc. 8/19/2016 @ 50.00	17	1,360
Dunkin’ Brands Group, Inc. 12/16/2016 @ 42.50	32	5,120
Entergy Corp. 12/16/2016 @ 80.00	19	6,270
Exelon Corp. 1/20/2017 @ 35.00	44	6,160
FTI Consulting, Inc. 12/16/2016 @ 42.00	36	8,640

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Investments	No. of Contracts	Value ($)
Intel Corp. 10/21/2016 @ 30.00	93	2,046
iShares MSCI Brazil Capped Fund 9/16/2016 @ 27.00	44	528
iShares U.S. Real Estate Fund 8/19/2016 @ 74.00	43	43
Kroger Co. (The) 10/21/2016 @ 30.00	100	3,500
Lear Corp. 12/16/2016 @ 115.00	11	8,250
Lear Corp. 12/16/2016 @ 110.00	16	8,320
McCormick & Co., Inc. 9/16/2016 @ 95.00	21	420
Netflix, Inc. 12/16/2016 @ 95.00	9	9,180
Newell Brands, Inc. 9/16/2016 @ 42.00	29	2,900
NIKE, Inc. 10/21/2016 @ 55.00	28	5,712
NXP Semiconductors NV 10/21/2016 @ 85.00	13	6,760
Papa John’s International, Inc. 10/21/2016 @ 70.00	19	4,180
Priceline Group, Inc. (The) 1/20/2017 @ 1,300.00	1	7,950
Realty Income Corp. 1/20/2017 @ 65.00	30	5,250
Reliance Steel & Aluminum Co. 12/16/2016 @ 75.00	17	5,780
S&P 500 Index 8/19/2016 @ 2,050.00	4	800
Simon Property Group, Inc. 10/21/2016 @ 200.00	9	1,620
SL Green Realty Corp. 8/19/2016 @ 105.00	18	900
SPDR Barclays High Yield Bond Fund 12/16/2016 @ 35.00	99	7,920
Splunk, Inc. 8/19/2016 @ 45.00	20	100
T Rowe Price Group, Inc. 10/21/2016 @ 70.00	24	5,760
Tesla Motors, Inc. 9/16/2016 @ 200.00	5	2,625
Tesla Motors, Inc. 9/16/2016 @ 220.00	6	6,360
Ulta Salon, Cosmetics & Fragrance, Inc. 9/16/2016 @ 200.00	7	455
Western Union Co. (The) 11/18/2016 @ 20.00	78	8,190
Western Union Co. (The) 11/18/2016 @ 18.00	88	3,520
Western Union Co. (The) 8/19/2016 @ 19.00	202	4,040

Investments	No. of Contracts	Value ($)
Western Union Co. (The) 8/19/2016 @ 17.00	84	2,100

		254,972

TOTAL OPTIONS PURCHASED (Cost $495,763)		261,512

	Shares
CONVERTIBLE PREFERRED STOCK - 0.3%
Pharmaceuticals - 0.3%
Allergan plc Series A, 5.50%, 3/1/2018 (Cost $202,502)	201	180,164

PREFERRED STOCK - 0.1%
Auto Components - 0.1%
Schaeffler AG (Germany) (Cost $47,435)	3,001	43,784

	Principal Amount ($)
SHORT-TERM INVESTMENTS - 8.2%
U.S. TREASURY OBLIGATIONS - 8.2%
U.S. Treasury Bill
0.39%, 12/8/2016(g)	500,000	499,479
0.52%, 2/2/2017(b)(g)	500,000	499,042
0.65%, 3/2/2017(b)(g)	600,000	598,509
0.60%, 3/30/2017(b)(g)	900,000	897,557
0.59%, 4/27/2017(b)(g)	900,000	897,161
0.67%, 5/25/2017(b)(g)	1,000,000	996,448

		4,388,196

TOTAL SHORT-TERM INVESTMENTS (Cost $4,382,707)		4,388,196

TOTAL LONG POSITIONS (Cost $35,704,607)		37,920,582

	Shares
SHORT POSITIONS - (22.1)%
COMMON STOCKS - (12.3)%
Aerospace & Defense - (0.2)%
Huntington Ingalls Industries, Inc.	(200)	(34,516)
Lockheed Martin Corp.	(100)	(25,273)
Textron, Inc.	(1,300)	(50,700)

		(110,489)

Air Freight & Logistics - (0.1)%
Expeditors International of Washington, Inc.	(600)	(29,658)

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Airlines - (0.3)%
American Airlines Group, Inc.	(3,200)	(113,600)
JetBlue Airways Corp.*	(1,500)	(27,495)

		(141,095)

Auto Components - 0.0%(f)
Gentex Corp.	(1,500)	(26,505)

Automobiles - (0.1)%
Fiat Chrysler Automobiles NV (United Kingdom)	(5,900)	(37,819)
Ford Motor Co.	(2,100)	(26,586)

		(64,405)

Banks - (0.5)%
Banco Bradesco SA, ADR (Brazil)	(4,700)	(40,890)
BB&T Corp.	(1,100)	(40,557)
Citigroup, Inc.	(300)	(13,143)
Comerica, Inc.	(1,000)	(45,240)
Fifth Third Bancorp	(1,300)	(24,674)
JPMorgan Chase & Co.	(600)	(38,382)
SunTrust Banks, Inc.	(1,100)	(46,519)
Umpqua Holdings Corp.	(1,800)	(27,414)

		(276,819)

Beverages - (0.2)%
Coca-Cola Co. (The)	(700)	(30,541)
Constellation Brands, Inc., Class A	(200)	(32,926)
Molson Coors Brewing Co., Class B	(400)	(40,864)
Monster Beverage Corp.*	(100)	(16,063)
PepsiCo, Inc.	(100)	(10,892)

		(131,286)

Biotechnology - (0.6)%
Alexion Pharmaceuticals, Inc.*	(200)	(25,720)
Amgen, Inc.	(200)	(34,406)
Exact Sciences Corp.*	(2,400)	(41,712)
Intercept Pharmaceuticals, Inc.*	(200)	(34,606)
Kite Pharma, Inc.*	(700)	(39,641)
Novavax, Inc.*	(5,500)	(40,260)
Regeneron Pharmaceuticals, Inc.*	(100)	(42,512)
Shire plc, ADR	(2)	(388)
Ultragenyx Pharmaceutical, Inc.*	(700)	(44,296)
Vertex Pharmaceuticals, Inc.*	(400)	(38,800)

		(342,341)

Capital Markets - (0.4)%
Charles Schwab Corp. (The)	(1,400)	(39,788)
Deutsche Bank AG (Germany)*	(4,300)	(57,792)
Morgan Stanley	(2,000)	(57,460)
Raymond James Financial, Inc.	(800)	(43,920)
T Rowe Price Group, Inc.	(400)	(28,276)

		(227,236)

Chemicals - (0.2)%
Chemours Co. (The)	(4,500)	(41,850)
Mosaic Co. (The)	(2,800)	(75,600)

		(117,450)

Commercial Services & Supplies - (0.1)%
Cintas Corp.	(200)	(21,454)

Investments	Shares	Value ($)
Tyco International plc	(1,200)	(54,684)

		(76,138)

Communications Equipment - (0.1)%
Motorola Solutions, Inc.	(500)	(34,690)
Nokia OYJ, ADR (Finland)	(6,700)	(38,659)

		(73,349)

Construction & Engineering - (0.1)%
Dycom Industries, Inc.*	(300)	(28,215)
Jacobs Engineering Group, Inc.*	(700)	(37,464)

		(65,679)

Consumer Finance - (0.1)%
American Express Co.	(900)	(58,014)

Diversified Consumer Services - (0.1)%
Sotheby’s	(1,800)	(58,302)

Diversified Financial Services - (0.1)%
MarketAxess Holdings, Inc.	(300)	(48,498)

Diversified Telecommunication Services - 0.0%(f)
Frontier Communications Corp.	(5,100)	(26,520)

Electric Utilities - (0.1)%
Entergy Corp.	(500)	(40,695)
Pinnacle West Capital Corp.	(500)	(39,435)

		(80,130)

Electrical Equipment - (0.1)%
Emerson Electric Co.	(500)	(27,950)

Electronic Equipment, Instruments & Components - (0.1)%
Jabil Circuit, Inc.	(1,600)	(32,560)
Universal Display Corp.*	(500)	(35,420)

		(67,980)

Energy Equipment & Services - (0.1)%
Atwood Oceanics, Inc.	(5,200)	(55,536)

Food & Staples Retailing - (0.3)%
Casey’s General Stores, Inc.	(200)	(26,708)
Wal-Mart Stores, Inc.	(900)	(65,673)
Whole Foods Market, Inc.	(2,000)	(60,960)

		(153,341)

Food Products - (0.2)%
Bunge Ltd.	(500)	(32,920)
Hershey Co. (The)	(500)	(55,380)

		(88,300)

Health Care Equipment & Supplies - (0.3)%
Abbott Laboratories	(700)	(31,325)
Baxter International, Inc.	(800)	(38,416)
DexCom, Inc.*	(500)	(46,115)
Nevro Corp.*	(500)	(41,350)

		(157,206)

Health Care Providers & Services - (0.9)%
Centene Corp.*	(1,100)	(77,605)
DaVita HealthCare Partners, Inc.*	(500)	(38,770)
Express Scripts Holding Co.*	(300)	(22,821)

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Henry Schein, Inc.*	(500)	(90,490)
Laboratory Corp. of America Holdings*	(400)	(55,824)
McKesson Corp.	(100)	(19,456)
Quest Diagnostics, Inc.	(400)	(34,544)
UnitedHealth Group, Inc.	(400)	(57,280)
WellCare Health Plans, Inc.*	(700)	(74,760)

		(471,550)

Health Care Technology - (0.1)%
Cerner Corp.*	(1,100)	(68,629)

Hotels, Restaurants & Leisure - (0.4)%
Chipotle Mexican Grill, Inc.*	(200)	(84,798)
Dunkin’ Brands Group, Inc.	(600)	(27,186)
Hilton Worldwide Holdings, Inc.	(1,200)	(27,828)
Interval Leisure Group, Inc.	(1,500)	(26,970)
Yum! Brands, Inc.	(800)	(71,536)

		(238,318)

Household Durables - (0.1)%
KB Home	(2,400)	(37,680)

Independent Power and Renewable Electricity Producers - (0.1)%
AES Corp.	(2,200)	(27,170)

Industrial Conglomerates - (0.1)%
3M Co.	(200)	(35,672)
General Electric Co.	(1,200)	(37,368)

		(73,040)

Insurance - (0.3)%
American International Group, Inc.	(700)	(38,108)
Brown & Brown, Inc.	(800)	(29,328)
Marsh & McLennan Cos., Inc.	(600)	(39,450)
Travelers Cos., Inc. (The)	(200)	(23,244)
XL Group Ltd. (Ireland)	(1,000)	(34,610)

		(164,740)

Internet & Catalog Retail - (0.2)%
Liberty Ventures, Series A*	(1,600)	(60,336)
Vipshop Holdings Ltd., ADR (China)*	(2,400)	(34,152)

		(94,488)

Internet Software & Services - (0.5)%
Akamai Technologies, Inc.*	(500)	(25,265)
eBay, Inc.*	(900)	(28,044)
IAC/InterActiveCorp	(900)	(52,164)
MercadoLibre, Inc. (Argentina)	(400)	(61,232)
Pandora Media, Inc.*	(2,600)	(35,360)
Rackspace Hosting, Inc.*	(1,200)	(28,116)
Zillow Group, Inc.*	(1,100)	(43,351)

		(273,532)

IT Services - (0.3)%
Alliance Data Systems Corp.*	(100)	(23,162)
Global Payments, Inc.	(400)	(29,864)
International Business Machines Corp.	(400)	(64,248)
Vantiv, Inc., Class A*	(200)	(10,954)

Investments	Shares	Value ($)
Visa, Inc., Class A	(400)	(31,220)

		(159,448)

Life Sciences Tools & Services - (0.1)%
Illumina, Inc.*	(200)	(33,270)

Machinery - (0.2)%
Deere & Co.	(500)	(38,855)
Flowserve Corp.	(700)	(33,495)
Stanley Black & Decker, Inc.	(200)	(24,340)
Trinity Industries, Inc.	(1,400)	(32,494)

		(129,184)

Marine - (0.1)%
Kirby Corp.*	(600)	(32,694)

Media - (0.3)%
Comcast Corp., Class A	(700)	(47,075)
Grupo Televisa SAB, ADR (Mexico)	(1,400)	(37,198)
Liberty Global plc, Series C (United Kingdom)*	(600)	(18,570)
Liberty Global plc, Class A (United Kingdom)*	(600)	(19,026)
Scripps Networks Interactive, Inc., Class A	(400)	(26,424)
Viacom, Inc., Class B	(600)	(27,282)

		(175,575)

Metals & Mining - (0.1)%
Allegheny Technologies, Inc.	(2,100)	(37,401)
Pan American Silver Corp. (Canada)	(1,900)	(37,050)

		(74,451)

Multiline Retail - (0.1)%
J.C. Penney Co., Inc.*	(3,700)	(35,742)

Multi-Utilities - (0.1)%
SCANA Corp.	(500)	(37,470)

Oil, Gas & Consumable Fuels - (0.6)%
Anadarko Petroleum Corp.	(500)	(27,265)
Callon Petroleum Co.*	(2,800)	(31,892)
Carrizo Oil & Gas, Inc.*	(400)	(13,120)
Cheniere Energy, Inc.*	(600)	(25,098)
Chesapeake Energy Corp.*	(13,200)	(71,544)
Marathon Petroleum Corp.	(900)	(35,451)
Oasis Petroleum, Inc.*	(4,200)	(31,920)
Parsley Energy, Inc., Class A*	(1,200)	(34,212)
Rice Energy, Inc.*	(400)	(9,328)
Targa Resources Corp.	(700)	(26,082)
Tesoro Corp.	(300)	(22,845)

		(328,757)

Paper & Forest Products - (0.1)%
Louisiana-Pacific Corp.*	(1,800)	(36,360)

Personal Products - (0.1)%
Edgewell Personal Care Co.*	(400)	(33,844)

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Pharmaceuticals - (0.5)%
Akorn, Inc.*	(900)	(30,807)
Allergan plc*	(400)	(101,180)
Endo International plc*	(1,700)	(29,512)
Johnson & Johnson	(300)	(37,569)
Mallinckrodt plc*	(600)	(40,404)
Pacira Pharmaceuticals, Inc.*	(700)	(25,375)

		(264,847)

Real Estate Investment Trusts (REITs) - (0.4)%
Extra Space Storage, Inc.	(400)	(34,408)
Host Hotels & Resorts, Inc.	(1,800)	(31,932)
Kilroy Realty Corp.	(500)	(36,605)
Omega Healthcare Investors, Inc.	(1,200)	(41,400)
STORE Capital Corp.	(1,400)	(43,666)

		(188,011)

Real Estate Management & Development - (0.3)%
CBRE Group, Inc., Class A*	(1,700)	(48,365)
Jones Lang LaSalle, Inc.	(400)	(43,788)
Realogy Holdings Corp.*	(1,900)	(58,881)

		(151,034)

Road & Rail - (0.1)%
Avis Budget Group, Inc.*	(1,600)	(58,768)

Semiconductors & Semiconductor Equipment - (0.3)%
Advanced Micro Devices, Inc.*	(5,300)	(36,358)
Cavium, Inc.*	(1,000)	(46,670)
First Solar, Inc.*	(300)	(14,004)
Marvell Technology Group Ltd. (Bermuda)	(2,200)	(25,850)
Micron Technology, Inc.*	(2,800)	(38,472)
SunPower Corp.*	(1,600)	(23,328)

		(184,682)

Software - (0.4)%
Fortinet, Inc.*	(700)	(24,283)
Mobileye NV*	(600)	(28,746)
Proofpoint, Inc.*	(600)	(45,522)
ServiceNow, Inc.*	(500)	(37,460)
VMware, Inc., Class A*	(1,000)	(72,980)

		(208,991)

Specialty Retail - (0.6)%
CarMax, Inc.*	(600)	(34,956)
Dick’s Sporting Goods, Inc.	(600)	(30,774)
DSW, Inc., Class A	(2,700)	(65,502)
Five Below, Inc.*	(900)	(45,909)
GameStop Corp., Class A	(900)	(27,855)
Gap, Inc. (The)	(2,200)	(56,738)
Restoration Hardware Holdings, Inc.*	(1,000)	(30,810)
Williams-Sonoma, Inc.	(300)	(16,224)

		(308,768)

Technology Hardware, Storage & Peripherals - (0.1)%
Apple, Inc.	(300)	(31,263)

Textiles, Apparel & Luxury Goods - (0.1)%
Under Armour, Inc., Class A*	(800)	(31,568)

Investments	Shares	Value ($)
Thrifts & Mortgage Finance - (0.1)%
MGIC Investment Corp.*	(5,800)	(41,702)

Tobacco - (0.1)%
Altria Group, Inc.	(1,100)	(74,470)

Trading Companies & Distributors - (0.1)%
United Rentals, Inc.*	(400)	(31,868)

Wireless Telecommunication Services - 0.0%(f)
America Movil SAB de CV, Class L, ADR (Mexico)	(2,300)	(26,519)

TOTAL COMMON STOCKS (Proceeds $(6,374,058))		(6,632,660)

EXCHANGE TRADED FUNDS - (9.8)%
iShares Core S&P 500 Fund	(800)	(174,672)
SPDR S&P 500 Fund	(23,300)	(5,059,595)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $(4,965,320))		(5,234,267)

TOTAL SHORT POSITIONS (Proceeds $(11,339,378))		(11,866,927)

Total Investments - 48.4% (Cost $24,365,229)		26,053,655

Other Assets Less Liabilities - 51.6%		27,722,594

Net assets - 100.0%		53,776,249

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $18,140,885.
(b)	All or a portion of the security pledged as collateral for swaps.
(c)	The security or a portion of this security is on loan at 7/31/2016. The total value of securities on loan at 7/31/2016 was $1,256,347.
(d)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser, unless noted otherwise, and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities amounts to $440,195, which represents approximately 0.82% of net assets of the fund.
(e)	Illiquid security.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown is the effective yield as of the close of the reporting period.

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,985,549
Aggregate gross unrealized depreciation	(1,297,123)

Net unrealized appreciation	$1,688,426

Federal income tax cost of investments	$24,365,229

Abbreviations:

ADR	— American Depositary Receipt
CVA	— Dutch Certification
OYJ	— Public Traded Company
SPDR	— Standard & Poor’s Depository Receipts

Put options written

Exchange Traded

Number of Contracts	Issuer	Counterparty	Expiration Date	Premiums Received	Value at July 31, 2016	Unrealized Appreciation /(Depreciation)
43	iShares U.S. Real Estate Fund (Exercise price $68)	Morgan Stanley	8/19/2016	$1,315	$(43)	$1,272

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Futures Contracts Long

Exchange Traded

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
CAC40 Futures Contracts	EUR	2	8/19/2016	$98,934	$99,267	$333
CBOT 10 Year U.S. Treasury Note Futures Contracts	USD	13	9/21/2016	1,717,413	1,729,610	12,197
CBOT Soybean Futures Contracts	USD	4	11/14/2016	215,152	200,600	(14,552)
CBOT Soybean Meal Futures Contracts	USD	6	12/14/2016	232,207	208,620	(23,587)
CME Australian Dollar Futures Contracts	USD	2	9/19/2016	152,155	151,820	(335)
CME Japanese Yen Futures Contracts	USD	3	9/19/2016	366,613	368,231	1,618
CME NASDAQ 100 E-Mini Futures Contracts	USD	3	9/16/2016	280,426	283,605	3,179
CME New Zealand Futures Contracts	USD	3	9/19/2016	212,667	216,210	3,543
CMX Copper Commodity Futures Contracts	USD	2	9/28/2016	110,642	111,075	433
CMX Gold 100 OZ Futures Contracts	USD	4	12/28/2016	530,769	543,000	12,231
CMX Silver Futures Contracts	USD	2	9/28/2016	178,007	203,470	25,463
E-Mini S&P 500 Futures Contracts	USD	8	9/16/2016	857,078	867,280	10,202
EOE Amsterdam Exchanges Index Futures Contracts	EUR	5	8/19/2016	495,713	499,187	3,474
Eurex 10 Year Euro BUND Futures Contracts	EUR	11	9/8/2016	2,048,751	2,063,727	14,976
EURO STOXX 50 Futures Contracts	EUR	2	9/16/2016	66,538	66,700	162
FTSE/MIB Index Futures Contract	EUR	1	9/16/2016	93,886	94,024	138
HKG Hang Seng Index Futures Contract	HKD	1	8/30/2016	140,802	140,325	(477)
ICE Coffee ‘C’ Futures Contract	USD	1	9/20/2016	52,503	54,825	2,322
ICE Sugar #11 (World Markets) Futures Contracts	USD	10	9/30/2016	216,734	213,360	(3,374)
LIFFE FTSE 100 Index Futures Contracts	GBP	7	9/16/2016	604,076	618,521	14,445
MFM IBEX 35 Index Futures Contracts	EUR	4	8/19/2016	381,883	383,295	1,412
Nikkei 225 Futures Contract	JPY	1	9/8/2016	161,324	162,787	1,463
Russell 2000 Mini Futures Contracts	USD	2	9/16/2016	242,364	243,400	1,036
SFE 10 Year Commonwealth Treasury Bond Futures Contracts	AUD	15	9/15/2016	1,565,876	1,565,625	(251)
SFE ASX SPI 200 Index Futures Contracts	AUD	5	9/15/2016	494,375	524,271	29,896

						$95,947

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Futures Contracts Short

Exchange Traded

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
CBOT Corn Futures Contracts	USD	13	12/14/2016	$240,402	$222,787	$17,615
CBOT Soybean Oil Futures Contracts	USD	11	12/14/2016	210,348	203,610	6,738
CBOT Wheat Futures Contracts	USD	12	9/14/2016	287,263	244,650	42,613
CME British Pound Futures Contracts	USD	3	9/19/2016	249,349	248,381	968
CME Canadian Dollar Futures Contract	USD	1	9/20/2016	76,283	76,685	(402)
CME Euro FX Currency Futures Contract	USD	1	9/19/2016	138,829	140,019	(1,190)
FTSE China A50 Index Futures Contracts	USD	50	8/30/2016	472,952	472,125	827
FTSE/JSE Top 40 Index Futures Contracts	ZAR	14	9/15/2016	479,965	465,277	14,688
HKG Hang Seng China Enterprises Index Futures Contracts	HKD	6	8/30/2016	348,183	346,966	1,217
ICE Brent Crude Oil Futures Contracts	USD	3	8/31/2016	131,315	130,590	725
ICE Low Sulphur Gas Oil Futures Contracts	USD	3	9/12/2016	116,570	113,175	3,395
ICE MSCI Europe Net Total Return Index Futures Contracts	EUR	384	9/16/2016	7,428,092	7,884,315	(456,223)
LIFFE Long Gilt Futures Contracts	GBP	3	9/28/2016	517,703	519,917	(2,214)
MSE 10 Year Canadian Bond Futures Contracts	CAD	7	9/21/2016	792,159	796,048	(3,889)
NYM Natural Gas Futures Contract	USD	1	8/29/2016	26,316	28,760	(2,444)
NYM NY Harbor ULSD Futures Contracts	USD	2	8/31/2016	115,470	109,830	5,640
SGX Nifty 50 Index Futures Contracts	USD	28	8/25/2016	482,996	486,500	(3,504)
WTI Crude Oil Futures Contracts	USD	5	8/22/2016	224,879	208,000	16,879

						$(358,561)

Cash collateral in the amount of $2,169,975 was pledged to cover margin requirements for open futures contracts as of July 31, 2016.

Long Total Return Swap Contracts

Over the Counter

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Reference Quantity	Market Value

Morgan Stanley	ARM Holdings plc	1/17/2050	GBP	3,585	$(395)
Morgan Stanley	BT Group plc	1/17/2050	GBP	2,508	(1,034)
Morgan Stanley	SABMiller plc	1/17/2050	GBP	9,925	36,002
Morgan Stanley	St. Jude Medical, Inc.	1/17/2050	USD	5,858	33,943
Morgan Stanley	Starwood Hotels & Resorts Worldwide, Inc.	1/17/2050	USD	3,378	8,820
Morgan Stanley	Tyco International plc	1/17/2050	USD	9,029	23,213
Morgan Stanley	Vinci SA	1/17/2050	EUR	275	933
Morgan Stanley	Westar Energy, Inc.	1/17/2050	USD	2,309	(901)

					$100,581

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Short Total Return Swap Contracts

Over the Counter

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Reference Quantity	Market Value

Morgan Stanley	Abbott Laboratories	1/17/2050	USD	5,101	$(28,468)
Morgan Stanley	Great Plains Energy, Inc.	1/17/2050	USD	508	(419)
Morgan Stanley	Industrial Select Sector SPDR Fund	1/17/2050	USD	1,144	(4,247)
Morgan Stanley	Johnson Controls, Inc.	1/17/2050	USD	10,383	(18,820)
Morgan Stanley	Marriott International, Inc.	1/17/2050	USD	4,457	(18,365)
Morgan Stanley	Sky plc	1/17/2050	GBP	1,079	1,301
Morgan Stanley	STOXX Europe 600 Index	1/17/2050	EUR	60,642	2,912
Morgan Stanley	WW Grainger, Inc.	1/17/2050	USD	151	698

					$(65,408)

Total Return Swaps on Equity Index Futures

Over the Counter

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Notional Amount at Value	Unrealized Appreciation /(Depreciation)
Morgan Stanley	BMF Ibovespa Futures Contracts	8/17/2016	BRL	(359,898)	$(49,611)
Morgan Stanley	FTX Taiwan Stock Exchange Index Futures Contracts	8/17/2016	TWD	500,446	1,049
Morgan Stanley	KFE KOSPI 200 Futures Contracts	9/08/2016	KRW	(445,441)	(5,213)

					$(53,775)

Cash collateral in the amount of $1,710,000 was pledged for total return swaps as of July 31, 2016.

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Contracts for Differences*

Over the Counter

Counterparty	Description	Termination Date	Value
Bank of America Corp.	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	8/21/2017	$6,869

Goldman Sachs International	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	8/12/2016-7/29/2026	218,462

Morgan Stanley	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	7/3/2017-4/26/2018	(273,856)

			$(48,525)

*	See accompanying Contracts for Differences schedules on the following pages for further details.

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Contracts for Differences (Continued)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	Netherlands
(Long Positions)	Royal Dutch Shell plc	4,175	$114,443	$(7,029)

	Switzerland
	Glencore plc	23,332	57,544	122

	United Kingdom
	BP plc	8,315	49,429	(2,456)
	British American Tobacco plc	4,149	262,297	2,616
	Compass Group plc	5,683	109,132	(1,168)
	GlaxoSmithKline plc	10,294	225,111	4,855
	Hill & Smith Holdings plc	6,321	82,007	7,756
	HSBC Holdings plc	21,092	135,334	2,869
	Imperial Brands plc	2,126	112,800	(719)
	Lloyds Banking Group plc	93,939	69,069	(2,991)
	Persimmon plc	1,801	38,256	1,956
	Prudential plc	4,005	69,325	1,436
	Reckitt Benckiser Group plc	2,110	207,830	(3,365)
	Rio Tinto plc	4,334	141,218	(30)
	SABMiller plc	833	48,820	(158)
	Sage Group plc (The)	10,920	96,540	6,386
	Taylor Wimpey plc	18,698	36,550	1,733
	Unilever plc	1,376	65,148	(801)
	Weir Group plc (The)	3,767	77,165	(4,129)

				13,790

	Total Long Positions of Contracts for Differences			6,883

	Net other receivables/(payables)			(14)

	Total Contracts for Differences, at value			$6,869

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	Australia
Goldman Sachs International	BlueScope Steel Ltd.	6,791	$43,720	$91
(Long Positions)	Brambles Ltd.	8,602	87,794	202
	Challenger Ltd.	2,181	15,464	306
	CIMIC Group Ltd.	2,803	60,506	1,836
	Coca-Cola Amatil Ltd.	13,458	92,469	1,675
	Cochlear Ltd.	882	86,888	2,222
	Domino’s Pizza Enterprises Ltd.	1,634	92,298	1,316
	Flight Centre Travel Group Ltd.	2,184	51,707	1,815
	REA Group Ltd.	1,480	70,882	2,616

				12,079

	Belgium
	bpost SA	2,343	60,947	456

	China
	AAC Technologies Holdings, Inc.	10,000	90,611	2,864
	Belle International Holdings Ltd.	132,000	81,494	7,179
	BYD Co. Ltd.	14,000	90,225	(1,064)
	China Communications Construction Co. Ltd.	65,000	72,470	465
	China Petroleum & Chemical Corp.	114,000	84,784	(3,026)
	China Southern Airlines Co. Ltd.	58,000	36,406	1,839
	CSPC Pharmaceutical Group Ltd.	82,000	73,456	(2,454)
	Geely Automobile Holdings Ltd.	120,000	78,108	1,041
	Great Wall Motor Co. Ltd.	88,500	88,290	3,981
	Minth Group Ltd.	6,000	19,683	(256)
	Sunny Optical Technology Group Co. Ltd.	21,000	83,773	62
	Want Want China Holdings Ltd.	112,000	73,674	(4,898)
	Yangzijiang Shipbuilding Holdings Ltd.	97,300	64,597	(1,112)

				4,621

	Denmark
	GN Store Nord A/S	3,186	60,382	(207)
	Novo Nordisk A/S	1,371	77,851	113
	TDC A/S	11,784	61,708	334
	Vestas Wind Systems A/S	1,227	85,210	571

				811

	Finland
	Kone OYJ	1,629	84,171	(1,633)
	Stora Enso OYJ	1,994	18,057	58
	UPM-Kymmene OYJ	1,970	40,199	427

				(1,148)

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	France
Goldman Sachs International	Natixis SA	10,981	$43,375	$1,906
(Long Positions - continued)	Peugeot SA	5,916	90,196	(842)
	Plastic Omnium SA	2,590	81,851	316
	Safran SA	1,313	93,460	(4,207)
	Sanofi	972	83,351	(562)
	Schneider Electric SE	1,259	80,758	1,383
	Societe Generale SA	2,325	78,880	387
	Thales SA	909	83,083	(292)
	Valeo SA	1,598	82,668	(688)

				(2,599)

	Germany
	Bayer AG	742	78,492	1,271
	Continental AG	378	79,869	(596)
	Deutsche Post AG	2,741	81,004	799
	E.ON SE	7,542	80,547	340
	HOCHTIEF AG	677	88,040	741
	KION Group AG	786	43,610	(510)
	Porsche Automobil Holding SE	1,524	81,972	(2,275)
	Software AG	1,871	73,263	2,230
	Suedzucker AG	254	6,261	95

				2,095

	Hong Kong
	Beijing Enterprises Holdings Ltd.	13,500	78,650	(2,329)
	China Everbright Ltd.	38,000	75,428	(2,639)
	CLP Holdings Ltd.	5,000	52,975	(865)
	HKT Trust & HKT Ltd.	55,000	85,637	1,276
	Nine Dragons Paper Holdings Ltd.	26,000	21,213	(485)
	PCCW Ltd.	107,000	77,646	311
	Yue Yuen Industrial Holdings Ltd.	17,000	69,789	(710)

				(5,441)

	Ireland
	James Hardie Industries plc	4,720	79,556	(531)
	Paddy Power Betfair plc	184	20,699	682

				151

	Italy
	A2A SpA	33,237	47,190	25
	Mediaset SpA	20,790	70,643	(7,641)
	Prysmian SpA	3,445	79,652	1,020

				(6,596)

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	Japan
Goldman Sachs International	Amada Holdings Co. Ltd.	6,500	$70,530	$308
(Long Positions - continued)	Astellas Pharma, Inc.	5,100	84,564	411
	Bandai Namco Holdings, Inc.	2,900	75,940	928
	Canon, Inc.	1,000	28,554	483
	Central Japan Railway Co.	400	74,568	(219)
	Coca-Cola West Co. Ltd.	2,600	72,952	(609)
	Dai Nippon Printing Co. Ltd.	7,000	80,889	(2,737)
	Daiichi Sankyo Co. Ltd.	3,100	76,831	(2,907)
	FamilyMart Co. Ltd.	1,300	76,820	(268)
	Fuji Heavy Industries Ltd.	700	26,811	(67)
	Fujitsu Ltd.	21,000	80,650	6,530
	Hitachi Chemical Co. Ltd.	3,900	76,079	5,270
	Hitachi Construction Machinery Co. Ltd.	5,200	82,867	1,703
	Hitachi Ltd.	17,000	77,777	(102)
	Hoya Corp.	2,000	72,550	(1,589)
	Isetan Mitsukoshi Holdings Ltd.	3,200	31,776	(333)
	JTEKT Corp.	4,400	59,849	1,610
	Kirin Holdings Co. Ltd.	4,900	85,537	(626)
	Konica Minolta, Inc.	9,600	76,016	1,136
	Lawson, Inc.	900	68,395	904
	Lion Corp.	5,000	77,603	(1,779)
	Mazda Motor Corp.	4,500	67,429	(1,616)
	Mitsubishi Chemical Holdings Corp.	14,600	74,221	4,641
	Mitsubishi Heavy Industries Ltd.	4,000	18,013	(1,009)
	Mitsubishi Motors Corp.	15,200	72,638	(1,783)
	Mitsubishi Tanabe Pharma Corp.	4,500	84,096	(93)
	Nikon Corp.	5,400	77,285	(979)
	Nippon Express Co. Ltd.	9,000	42,863	2,537
	NTT Data Corp.	1,000	50,843	(1,220)
	Panasonic Corp.	8,000	78,254	(1,321)
	Pola Orbis Holdings, Inc.	200	20,135	(289)
	Ricoh Co. Ltd.	5,200	45,361	566
	Sankyo Co. Ltd.	200	7,427	(145)
	Sumitomo Corp.	7,600	80,014	(297)
	Sumitomo Dainippon Pharma Co. Ltd.	4,300	81,321	(947)
	Sundrug Co. Ltd.	200	17,857	(507)
	Suzuken Co. Ltd.	600	19,254	(117)
	Tokyo Electric Power Co. Holdings, Inc.	2,200	8,659	(30)
	Toppan Printing Co. Ltd.	8,000	71,354	(793)

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	Japan
Goldman Sachs International	Tsuruha Holdings, Inc.	600	$69,179	$(951)

(Long Positions - continued)				3,694

	Netherlands
	Koninklijke Ahold NV	3,446	83,513	(1,243)
	Randstad Holding NV	1,782	76,008	653

				(590)

	Norway
	Norsk Hydro ASA	20,447	86,272	1,402
	Telenor ASA	2,019	35,173	(1,371)

				31

	Singapore
	ComfortDelGro Corp. Ltd.	38,200	80,348	422
	Jardine Cycle & Carriage Ltd.	3,000	81,592	6,549
	SATS Ltd.	18,700	60,651	325
	StarHub Ltd.	11,600	33,868	107

				7,403

	South Korea
	Amorepacific Corp.	221	78,038	(1,520)
	Hankook Tire Co. Ltd.	652	30,812	768
	Hanmi Pharm Co. Ltd.	93	50,018	806
	Hanon Systems	2,143	20,217	1,746
	Hanwha Chemical Corp.	3,772	84,140	2,147
	Hyosung Corp.	625	74,943	2,728
	Hyundai Development Co-Engineering & Construction	1,922	74,562	1,637
	Hyundai Engineering & Construction Co. Ltd.	2,465	75,958	5,374
	Hyundai Glovis Co. Ltd.	401	61,872	(1,643)
	Hyundai Heavy Industries Co. Ltd.	691	70,063	7,646
	Korea Electric Power Corp.	1,403	76,446	366
	LG Electronics, Inc.	1,514	75,019	(2,619)
	LG Household & Health Care Ltd.	89	78,705	1,460
	LG Uplus Corp.	7,870	76,674	361
	Lotte Chemical Corp.	314	79,732	5,588
	POSCO	132	26,477	270
	Samsung Electronics Co. Ltd.	60	80,779	1,779
	SK Innovation Co. Ltd.	635	82,860	819

				27,713

	Sweden
	Atlas Copco AB	2,991	84,241	(279)

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	Sweden
Goldman Sachs International	Axfood AB	3,770	$68,421	$(674)
(Long Positions - continued)	BillerudKorsnas AB	1,800	31,425	(138)
	Electrolux AB	3,088	84,584	(923)
	Skanska AB	3,731	78,575	740
	SKF AB	2,224	35,345	(109)
	Swedish Match AB	2,232	80,238	1,184
	Telefonaktiebolaget LM Ericsson	9,829	74,311	(1,012)

				(1,211)

	Switzerland
	Actelion Ltd.	431	77,191	(848)
	Adecco Group AG	1,430	78,707	(220)
	Georg Fischer AG	93	76,565	(761)
	Kuehne + Nagel International AG	571	81,007	(914)
	STMicroelectronics NV	6,748	49,142	201
	Swiss Life Holding AG	193	44,399	(374)
	Swiss Re AG	687	59,459	(1,869)

				(4,785)

	Taiwan
	Advantech Co. Ltd.	9,000	71,045	328
	Cheng Shin Rubber Industry Co. Ltd.	36,000	75,707	2,138
	Compal Electronics, Inc.	72,000	44,817	2,213
	Delta Electronics, Inc.	15,000	77,925	1,196
	Formosa Chemicals & Fibre Corp.	30,000	78,627	2,796
	Formosa Petrochemical Corp.	31,000	88,020	182
	Pou Chen Corp.	60,000	82,839	1,558
	President Chain Store Corp.	10,000	80,967	279
	Uni-President Enterprises Corp.	38,160	78,820	(831)

				9,859

	United Kingdom
	ASOS plc	1,371	82,379	(527)
	Barratt Developments plc	12,900	73,905	792
	Bellway plc	2,684	73,708	699
	Burberry Group plc	2,033	36,158	(686)
	Compass Group plc	4,339	84,184	(1,744)
	Dialog Semiconductor plc	1,332	46,541	(2,862)
	IMI plc	5,363	73,815	2,277
	Inchcape plc	9,067	86,304	(5,460)
	Kingfisher plc	13,124	57,529	750
	Meggitt plc	6,872	39,321	481

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	United Kingdom
Goldman Sachs International	Persimmon plc	3,357	$74,684	$268
(Long Positions - continued)	Rolls-Royce Holdings plc	8,136	78,880	6,252
	Sage Group plc (The)	9,029	83,885	1,244
	Smith & Nephew plc	4,499	77,381	(3,377)
	Spirax-Sarco Engineering plc	1,066	56,600	(440)
	Taylor Wimpey plc	36,474	74,627	8
	Wm Morrison Supermarkets plc	30,171	74,664	(519)

				(2,844)

	United States
	Allison Transmission Holdings, Inc.	2,505	75,451	(3,257)
	AmerisourceBergen Corp.	529	45,341	(275)
	Anthem, Inc.	169	23,253	(1,056)
	Archer-Daniels-Midland Co.	88	3,861	106
	Brocade Communications Systems, Inc.	8,788	81,816	(88)
	Bruker Corp.	1,384	33,742	747
	Cadence Design Systems, Inc.	3,442	83,503	(723)
	Cardinal Health, Inc.	981	82,051	(39)
	CenturyLink, Inc.	2,919	89,409	2,364
	Citrix Systems, Inc.	973	86,918	(195)
	Computer Sciences Corp.	1,593	76,655	(462)
	Deluxe Corp.	671	46,420	(1,067)
	Discovery Communications, Inc.	4,292	108,983	(2,038)
	DISH Network Corp.	196	10,231	239
	Eastman Chemical Co.	548	38,355	(2,608)
	Herbalife Ltd.	1,417	95,420	949
	HollyFrontier Corp.	2,545	64,312	382
	Hologic, Inc.	2,105	77,527	3,494
	HP, Inc.	6,343	89,944	(1,078)
	Huntsman Corp.	1,219	19,638	(792)
	j2 Global, Inc.	315	20,696	359
	Juniper Networks, Inc.	3,060	74,113	(4,682)
	Las Vegas Sands Corp.	130	6,581	4
	Leidos Holdings, Inc.	1,474	76,560	(2,845)
	LifePoint Health, Inc.	964	64,010	(6,960)
	LyondellBasell Industries NV	948	74,750	(3,403)
	McKesson Corp.	362	71,053	(623)
	Mentor Graphics Corp.	593	12,815	(148)
	Michael Kors Holdings Ltd.	1,449	75,580	(638)
	Molina Healthcare, Inc.	1,545	80,278	7,493

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	United States
Goldman Sachs International	NetApp, Inc.	3,509	$93,338	$(877)
(Long Positions - continued)	Nuance Communications, Inc.	3,867	61,563	580
	ON Semiconductor Corp.	5,976	60,776	(837)
	Pilgrim’s Pride Corp.	2,854	71,864	(5,508)
	Popular, Inc.	2,828	91,203	4,072
	Ralph Lauren Corp.	349	35,232	(998)
	Robert Half International, Inc.	1,915	79,377	(9,403)
	Seagate Technology plc	2,564	83,202	(1,077)
	Skechers U.S.A., Inc.	1,940	47,258	(660)
	Skyworks Solutions, Inc.	933	61,457	140
	Synopsys, Inc.	1,533	83,043	(15)
	Teradata Corp.	2,774	79,198	(472)
	Tesoro Corp.	930	73,219	(2,399)
	Thor Industries, Inc.	1,005	75,094	1,829
	Valero Energy Corp.	1,408	74,159	(549)
	VMware, Inc.	1,295	94,120	389
	WellCare Health Plans, Inc.	726	78,945	(1,408)
	WESCO International, Inc.	528	28,739	692
	Western Digital Corp.	1,736	93,292	(10,924)
	Western Refining, Inc.	2,679	56,634	240
	Westlake Chemical Corp.	1,667	76,265	(17)
	Xerox Corp.	6,149	61,183	2,152

				(41,890)

	Total Long Positions of Contracts for Differences			1,809

	Australia
Goldman Sachs International	Crown Resorts Ltd.	(9,258)	(91,467)	(795)
(Short Positions)	Evolution Mining Ltd.	(16,498)	(35,342)	(763)
	Harvey Norman Holdings Ltd.	(25,268)	(90,073)	(2,884)
	Incitec Pivot Ltd.	(29,605)	(65,473)	653
	Origin Energy Ltd.	(20,026)	(88,394)	3,950
	Ramsay Health Care Ltd.	(1,376)	(81,478)	(952)
	Santos Ltd.	(9,892)	(34,269)	453
	SEEK Ltd.	(6,744)	(84,263)	(1,551)
	Sonic Healthcare Ltd.	(4,792)	(83,027)	(686)
	Sydney Airport	(13,103)	(74,585)	(2,332)
	Tatts Group Ltd.	(23,125)	(70,829)	(1,747)

				(6,654)

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	Canada
Goldman Sachs International	Waste Connections, Inc.	(939)	$(69,898)	$(174)

(Short Positions - continued)
	China
	21Vianet Group, Inc.	(6,996)	(68,841)	1,819
	Anhui Conch Cement Co. Ltd.	(8,500)	(22,624)	260
	China Mengniu Dairy Co. Ltd.	(46,000)	(78,619)	1,557
	Fosun International Ltd.	(54,000)	(72,108)	1,254
	GOME Electrical Appliances Holding Ltd.	(38,000)	(4,702)	83
	Lenovo Group Ltd.	(122,000)	(80,511)	1,449
	Semiconductor Manufacturing International Corp.	(156,000)	(13,271)	624
	Tsingtao Brewery Co. Ltd.	(14,000)	(49,173)	(1,115)

				5,931

	Denmark
	AP Moeller - Maersk A/S	(5)	(6,506)	(287)
	H Lundbeck A/S	(2,069)	(83,719)	(385)
	Tryg A/S	(4,146)	(77,142)	(145)
	William Demant Holding A/S	(3,548)	(72,259)	(192)

				(1,009)

	Finland
	Amer Sports OYJ	(820)	(23,536)	256
	Fortum OYJ	(4,926)	(83,649)	1,819

				2,075

	France
	Accor SA	(1,835)	(76,563)	(257)
	Bouygues SA	(2,398)	(71,992)	956
	Capgemini SA	(847)	(78,289)	(3,127)
	Carrefour SA	(2,799)	(74,127)	4,004
	Casino Guichard Perrachon SA	(243)	(13,986)	816
	Edenred	(2,461)	(56,179)	349
	Kering	(414)	(73,760)	(4,921)
	Orpea	(987)	(87,672)	446
	Vivendi SA	(3,989)	(79,246)	919
	Zodiac Aerospace	(3,586)	(83,053)	2,306

				1,491

	Germany
	Axel Springer SE	(1,009)	(55,296)	(5)
	Bayerische Motoren Werke AG	(988)	(86,535)	1,405
	Daimler AG	(1,133)	(78,420)	1,394
	Deutsche Lufthansa AG	(5,665)	(66,442)	(896)

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	Germany
Goldman Sachs International	Fraport AG Frankfurt Airport Services Worldwide	(1,393)	$(76,003)	$(181)
(Short Positions - continued)	GEA Group AG	(365)	(19,233)	(256)
	United Internet AG	(1,761)	(77,512)	(425)
	Volkswagen AG	(526)	(80,390)	2,609

				3,645

	Hong Kong
	ASM Pacific Technology Ltd.	(4,900)	(36,189)	(287)
	Brilliance China Automotive Holdings Ltd.	(78,000)	(92,996)	6,153
	Cathay Pacific Airways Ltd.	(46,000)	(73,639)	(1,171)
	Cheung Kong Infrastructure Holdings Ltd.	(8,000)	(70,117)	(705)
	China Agri-Industries Holdings Ltd.	(36,000)	(12,714)	153
	China Merchants Holdings International Co. Ltd.	(28,772)	(84,925)	301
	China Mobile Ltd.	(6,500)	(82,021)	1,528
	China Taiping Insurance Holdings Co. Ltd.	(37,200)	(76,238)	3,045
	China Unicom Hong Kong Ltd.	(66,000)	(70,778)	467
	CITIC Ltd.	(54,000)	(83,383)	1,440
	COSCO Pacific Ltd.	(62,000)	(63,371)	(661)
	Galaxy Entertainment Group Ltd.	(24,000)	(79,964)	(47)
	Haier Electronics Group Co. Ltd.	(44,000)	(71,684)	(2,910)
	Henderson Land Development Co. Ltd.	(8,800)	(52,856)	327
	Hong Kong & China Gas Co. Ltd.	(46,200)	(87,060)	1,155
	Jardine Matheson Holdings Ltd.	(200)	(11,508)	(387)
	Li & Fung Ltd.	(150,000)	(75,789)	636

				9,037

	Italy
	Atlantia SpA	(3,010)	(74,905)	(394)
	Leonardo-Finmeccanica SpA	(7,522)	(81,596)	(4,333)
	Unione di Banche Italiane SpA	(13,927)	(42,876)	90

				(4,637)

	Japan
	Aeon Co. Ltd.	(5,000)	(72,231)	385
	Air Water, Inc.	(4,000)	(66,885)	(1,129)
	Aozora Bank Ltd.	(21,000)	(75,523)	(2,313)
	Asahi Intecc Co. Ltd.	(1,500)	(70,491)	1,279
	Calbee, Inc.	(200)	(8,912)	180
	Casio Computer Co. Ltd.	(4,800)	(69,160)	833
	Chugai Pharmaceutical Co. Ltd.	(2,000)	(76,149)	899
	Dentsu, Inc.	(1,400)	(68,586)	1,156

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	Japan
Goldman Sachs International	Ezaki Glico Co. Ltd.	(1,300)	$(78,479)	$657
(Short Positions - continued)	FANUC Corp.	(400)	(68,202)	1,319
	Hamamatsu Photonics KK	(3,100)	(92,373)	1,363
	Hirose Electric Co. Ltd.	(500)	(62,668)	821
	Izumi Co. Ltd.	(1,900)	(85,293)	2,885
	Japan Airport Terminal Co. Ltd.	(1,100)	(44,927)	(3,532)
	Kansai Paint Co. Ltd.	(3,800)	(77,906)	(1,673)
	Keihan Holdings Co. Ltd.	(12,000)	(86,757)	472
	Kubota Corp.	(5,300)	(74,690)	(2,774)
	Mabuchi Motor Co. Ltd.	(1,700)	(73,461)	(4,413)
	Makita Corp.	(600)	(39,335)	(2,878)
	Marui Group Co. Ltd.	(5,600)	(81,428)	667
	Minebea Co. Ltd.	(10,000)	(77,072)	(2,231)
	MISUMI Group, Inc.	(5,000)	(85,299)	(6,536)
	NGK Insulators Ltd.	(3,500)	(75,878)	(7,682)
	Nidec Corp.	(1,000)	(88,525)	(2,216)
	Nippon Shinyaku Co. Ltd.	(1,300)	(72,432)	1,173
	Nissan Chemical Industries Ltd.	(2,400)	(76,161)	(512)
	Obic Co. Ltd.	(600)	(35,143)	215
	Olympus Corp.	(200)	(7,135)	233
	Ono Pharmaceutical Co. Ltd.	(2,000)	(75,324)	3,387
	Santen Pharmaceutical Co. Ltd.	(5,000)	(84,357)	1,213
	Shimadzu Corp.	(5,000)	(74,389)	2,026
	Sohgo Security Services Co. Ltd.	(1,500)	(71,454)	(2,621)
	Suruga Bank Ltd.	(3,500)	(77,346)	(2,459)
	Taiyo Nippon Sanso Corp.	(8,500)	(81,459)	(357)
	Yamada Denki Co. Ltd.	(8,700)	(45,385)	(491)
	Yamaha Motor Co. Ltd.	(500)	(8,688)	270

				(22,384)

	Jordan
	Hikma Pharmaceuticals plc	(2,421)	(82,068)	(2,233)

	Luxembourg
	Eurofins Scientific SE	(160)	(60,651)	629

				—
	Netherlands
	Aalberts Industries NV	(2,393)	(77,670)	(1,783)
	Gemalto NV	(960)	(62,553)	(714)
	SBM Offshore NV	(4,541)	(62,687)	1,797

				$(700)

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	Singapore
Goldman Sachs International	Sembcorp Industries Ltd.	(38,700)	$(83,981)	3,095
(Short Positions - continued)	Singapore Post Ltd.	(42,800)	(46,768)	875
	Singapore Telecommunications Ltd.	(27,900)	(89,893)	2,402

				6,372

	South Korea
	E-MART, Inc.	(490)	(71,068)	(516)
	Hanssem Co. Ltd.	(478)	(72,067)	(1,397)
	Hyundai Department Store Co. Ltd.	(249)	(28,320)	693
	Hyundai Motor Co.	(667)	(80,567)	1,273
	Hyundai Steel Co.	(1,274)	(57,848)	57
	Kakao Corp.	(711)	(57,171)	(546)
	Kangwon Land, Inc.	(1,622)	(58,633)	(738)
	KCC Corp.	(213)	(73,992)	(1,086)
	KEPCO Plant Service & Engineering Co. Ltd.	(913)	(52,806)	(3,136)
	LG Display Co. Ltd.	(3,089)	(82,931)	(2,713)
	Lotte Shopping Co. Ltd.	(69)	(11,924)	25
	Orion Corp.	(18)	(14,537)	(289)
	Samsung Electro-Mechanics Co. Ltd.	(1,719)	(84,723)	(147)
	Samsung Heavy Industries Co. Ltd.	(1,895)	(17,209)	311
	Samsung SDI Co. Ltd.	(801)	(75,919)	194
	SK Hynix, Inc.	(2,825)	(83,315)	(3,678)

				(11,693)

	Sweden
	Assa Abloy AB	(3,679)	(80,532)	(178)
	Elekta AB	(2,263)	(18,050)	42
	Getinge AB	(3,524)	(71,698)	270
	Securitas AB	(4,684)	(76,152)	(918)
	Svenska Cellulosa AB SCA	(2,457)	(74,079)	1,036
	Tele2 AB	(9,509)	(81,233)	897
	Trelleborg AB	(1,694)	(31,060)	183
	Volvo AB	(7,686)	(81,737)	(163)

				1,169

	Switzerland
	Chocoladefabriken Lindt & Spruengli AG	(1)	(70,484)	(167)
	Cie Financiere Richemont SA	(1,268)	(77,112)	28

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	Switzerland
Goldman Sachs International	Dufry AG	(601)	$(70,864)	$1,706
(Short Positions - continued)	Geberit AG	(200)	(78,055)	924
	LafargeHolcim Ltd.	(1,841)	(87,107)	(434)
	Swatch Group AG (The)	(116)	(30,839)	466
	Temenos Group AG	(203)	(12,392)	(161)

				2,362

	Taiwan
	Advanced Semiconductor Engineering, Inc.	(78,000)	(91,751)	(328)
	Asustek Computer, Inc.	(8,000)	(70,140)	534
	AU Optronics Corp.	(50,000)	(19,735)	(698)
	Catcher Technology Co. Ltd.	(11,000)	(79,626)	2,930
	China Development Financial Holding Corp.	(297,000)	(73,022)	709
	China Steel Corp.	(28,000)	(19,613)	(192)
	Far EasTone Telecommunications Co. Ltd.	(33,000)	(76,708)	(2,411)
	Hon Hai Precision Industry Co. Ltd.	(23,000)	(63,869)	398
	Innolux Corp.	(222,000)	(82,081)	(1,521)
	Pegatron Corp.	(36,000)	(87,164)	(1,455)
	Taiwan Semiconductor Manufacturing Co. Ltd.	(9,000)	(49,142)	527
	United Microelectronics Corp.	(198,000)	(77,532)	324

				(1,183)

	United Kingdom
	Ashtead Group plc	(3,357)	(53,710)	578
	AstraZeneca plc	(1,277)	(79,301)	(6,193)
	BAE Systems plc	(11,135)	(79,504)	885
	Berkeley Group Holdings plc	(2,010)	(71,267)	(29)
	Capita plc	(5,312)	(68,529)	1,080
	CNH Industrial NV	(10,889)	(79,434)	1,672
	Cobham plc	(36,993)	(84,697)	826
	G4S plc	(32,121)	(78,941)	(202)
	GlaxoSmithKline plc	(3,668)	(82,357)	439
	Greene King plc	(6,956)	(73,605)	(1,136)
	InterContinental Hotels Group plc	(2,027)	(80,934)	(106)
	J Sainsbury plc	(24,187)	(72,308)	532
	Next plc	(1,202)	(79,616)	(1,927)
	Playtech plc	(5,405)	(62,803)	552
	Rio Tinto Ltd.	(1,346)	(50,748)	(617)
	Sports Direct International plc	(10,236)	(34,902)	(4,300)
	St James’s Place plc	(7,357)	(89,336)	(702)
	Travis Perkins plc	(3,080)	(63,791)	239

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	United Kingdom
Goldman Sachs International	Whitbread plc	(1,543)	$(77,890)	$(902)

(Short Positions - continued)				(9,311)

	United States
	Alliance Data Systems Corp.	(346)	(80,618)	477
	athenahealth, Inc.	(368)	(47,546)	519
	Autodesk, Inc.	(1,211)	(71,146)	(848)
	Ball Corp.	(1,066)	(76,187)	853
	Cabela’s, Inc.	(949)	(51,208)	2,211
	Cheniere Energy, Inc.	(2,088)	(86,297)	(1,044)
	Chicago Bridge & Iron Co. NV	(1,603)	(57,083)	2,885
	Chipotle Mexican Grill, Inc.	(169)	(72,814)	1,159
	Cypress Semiconductor Corp.	(7,511)	(87,578)	150
	Danaher Corp.	(179)	(14,520)	(57)
	Deere & Co.	(1,041)	(82,229)	707
	DexCom, Inc.	(364)	(32,148)	(1,423)
	EPAM Systems, Inc.	(83)	(5,848)	18
	Fidelity National Information Services, Inc.	(1,196)	(96,685)	1,567
	FireEye, Inc.	(4,236)	(70,402)	(3,389)
	FleetCor Technologies, Inc.	(524)	(79,658)	178
	FMC Corp.	(1,852)	(90,378)	2,334
	Guidewire Software, Inc.	(1,304)	(80,665)	509
	Harley-Davidson, Inc.	(346)	(17,383)	(927)
	Harris Corp.	(954)	(82,349)	(286)
	Kansas City Southern	(890)	(85,369)	(169)
	Kraft Heinz Co. (The)	(776)	(67,559)	520
	Leucadia National Corp.	(5,029)	(91,125)	(704)
	Liberty Broadband Corp.	(974)	(61,255)	(409)
	Lockheed Martin Corp.	(180)	(45,857)	365
	Macquarie Infrastructure Corp.	(928)	(71,354)	223
	MAXIMUS, Inc.	(560)	(33,438)	442
	Mohawk Industries, Inc.	(401)	(82,229)	(1,556)
	Monster Beverage Corp.	(470)	(74,551)	(945)
	Occidental Petroleum Corp.	(936)	(69,910)	(37)
	Olin Corp.	(993)	(20,962)	209
	Palo Alto Networks, Inc.	(435)	(57,838)	900
	Post Holdings, Inc.	(68)	(5,862)	(31)
	Reynolds American, Inc.	(1,609)	(80,450)	(97)
	Ryder System, Inc.	(648)	(45,204)	2,501
	Spectrum Brands Holdings, Inc.	(718)	(85,047)	(7,410)

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	United States
Goldman Sachs International	Spirit Airlines, Inc.	(672)	$(29,575)	$847
(Short Positions - continued)	Splunk, Inc.	(1,540)	(91,923)	(4,389)
	SS&C Technologies Holdings, Inc.	(2,530)	(80,454)	(1,063)
	Stericycle, Inc.	(688)	(73,671)	11,565
	Team Health Holdings, Inc.	(405)	(17,411)	871
	TransDigm Group, Inc.	(265)	(73,485)	(588)
	Tyler Technologies, Inc.	(512)	(85,463)	1,997
	Under Armour, Inc.	(108)	(4,050)	194
	Universal Display Corp.	(830)	(55,884)	(2,913)
	Verisk Analytics, Inc.	(1,056)	(90,140)	84
	ViaSat, Inc.	(1,052)	(78,100)	431
	Visa, Inc.	(525)	(41,207)	231
	WR Grace & Co.	(518)	(39,000)	218
	Yahoo!, Inc.	(2,148)	(83,256)	1,224
	Zimmer Biomet Holdings, Inc.	(575)	(71,082)	(4,324)

				3,780

	Total Short Positions of Contracts for Differences			(23,487)

	Total Long and Short Positions of Contracts for Differences			(21,678)

	Net other receivables/(payables)			240,140

	Total Contracts for Differences, at value			$218,462

	Australia
Morgan Stanley	Amcor Ltd.	4,770	54,324	188
(Long Positions)	AMP Ltd.	5,882	25,565	459
	Australia & New Zealand Banking Group Ltd.	1,628	31,234	796
	BHP Billiton plc	1,525	19,286	(58)
	Caltex Australia Ltd.	132	3,213	126
	CIMIC Group Ltd.	1,100	23,330	1,135
	Computershare Ltd.	3,393	22,501	409
	CSL Ltd.	761	66,982	1,261
	Flight Centre Travel Group Ltd.	1,126	26,194	1,401
	Iluka Resources Ltd.	2,574	13,148	696
	Kingsgate Consolidated Ltd.	5,105	944	647
	Medusa Mining Ltd.	7,043	3,498	353
	Metals X Ltd.	5,179	5,995	479
	Newcrest Mining Ltd.	2,340	41,224	4,351
	Qantas Airways Ltd.	4,571	10,309	666
	Telstra Corp. Ltd.	7,548	32,299	807

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	Australia
Morgan Stanley	TPG Telecom Ltd.	8,060	$75,421	$3,369
(Long Positions - continued)	Woodside Petroleum Ltd.	973	19,714	162

				17,247

	Belgium
	Ageas	569	19,166	(36)
	bpost SA	940	24,033	602
	KBC Group NV	339	17,215	406

				972

	Bermuda
	Aspen Insurance Holdings Ltd.	709	32,089	496
	Everest Re Group Ltd.	312	57,652	1,320

				1,816

	Canada
	Argonaut Gold, Inc.	5,006	12,427	1,299
	Bank of Nova Scotia (The)	557	27,932	356
	Barrick Gold Corp.	1,643	33,536	2,340
	Birchcliff Energy Ltd.	3,848	24,842	2,980
	Canadian Imperial Bank of Commerce	425	32,226	61
	Canadian National Railway Co.	988	62,491	99
	Canadian Pacific Railway Ltd.	273	39,963	937
	Canfor Pulp Products, Inc.	2,506	20,787	(768)
	Cascades, Inc.	4,118	30,449	397
	CCL Industries, Inc.	196	34,634	448
	Centerra Gold, Inc.	4,228	23,775	1,159
	Cogeco, Inc.	602	23,236	1,129
	Constellation Software, Inc.	175	68,077	3,161
	CT REIT	2,806	32,428	340
	Emera, Inc.	706	26,080	242
	Endeavour Silver Corp.	933	4,103	414
	Enghouse Systems Ltd.	510	20,245	602
	Finning International, Inc.	2,296	36,943	267
	George Weston Ltd.	299	26,010	545
	Great Canadian Gaming Corp.	1,872	26,508	189
	Intertape Polymer Group, Inc.	1,848	29,679	143
	Linamar Corp.	649	26,426	(662)
	Magna International, Inc.	1,063	41,748	(752)
	Methanex Corp.	660	18,717	(205)
	Pason Systems, Inc.	2,155	27,890	978
	Penn West Petroleum Ltd.	18,745	24,401	(712)

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	Canada
Morgan Stanley	Quebecor, Inc.	928	$27,834	$753
(Long Positions - continued)	Ritchie Bros Auctioneers, Inc.	490	16,236	15
	Silver Standard Resources, Inc.	2,123	27,572	2,054
	Silvercorp Metals, Inc.	2,524	6,629	853
	Teck Resources Ltd.	2,571	36,134	4,843
	TELUS Corp.	878	29,245	135
	TransForce, Inc.	1,385	26,520	626
	Waste Connections Inc	146	10,835	61
	Waste Connections, Inc.	534	39,631	156

				24,483

	China
	ENN Energy Holdings Ltd.	4,475	21,748	(376)

	Denmark
	AP Moeller - Maersk A/S	36	45,211	2,828
	Chr Hansen Holding A/S	398	24,658	373
	Pandora A/S	397	50,728	981
	Vestas Wind Systems A/S	971	66,268	1,615

				5,797

	Finland
	Amer Sports OYJ	531	14,980	96
	Nokia OYJ	374	2,164	(6)
	Nokian Renkaat OYJ	927	34,606	(145)

				(55)

	France
	Eurazeo SA	372	23,507	277
	Safran SA	365	25,949	(1,138)
	SCOR SE	752	22,119	(150)
	Valeo SA	826	42,005	369

				(642)

	Germany
	Hannover Rueck SE	276	28,165	65
	HOCHTIEF AG	217	27,950	507
	HUGO BOSS AG	354	20,463	545
	KION Group AG	359	19,580	105
	ProSiebenSat.1 Media SE	686	30,864	560
	Rational AG	30	14,269	244
	Talanx AG	907	27,263	16
	thyssenkrupp AG	779	17,293	572
	United Internet AG	698	30,196	696

				$3,310

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	Greece
Morgan Stanley	Costamare, Inc.	341	$3,287	51

(Long Positions - continued)	Hong Kong
	BOC Hong Kong Holdings Ltd.	7,500	25,137	(443)
	Chinese Estates Holdings Ltd.	5,500	17,122	(2,210)
	CLP Holdings Ltd.	2,813	29,807	(491)
	Guoco Group Ltd.	714	8,054	75
	Hang Lung Group Ltd.	4,000	13,174	(213)
	Hang Lung Properties Ltd.	13,000	28,020	154
	Lifestyle China Group Ltd.	14,000	3,068	(271)
	Lifestyle International Holdings Ltd.	12,000	17,263	(315)
	Link REIT	6,000	44,280	547
	Man Wah Holdings Ltd.	11,600	8,658	(184)
	Orient Overseas International Ltd.	7,000	25,176	(325)

				(3,676)

	Ireland
	AerCap Holdings NV	453	16,467	72
	Paddy Power Betfair plc	194	21,533	1,221
	Ryanair Holdings plc	698	47,743	1,654

				2,947

	Israel
	First International Bank Of Israel Ltd.	1,692	21,606	(264)
	Paz Oil Co. Ltd.	33	5,358	17

				(247)

	Italy
	A2A SpA	35,224	49,160	876
	Brembo SpA	319	17,949	707
	De’ Longhi SpA	868	21,539	161
	DiaSorin SpA	261	16,378	57
	Eni SpA	1,408	21,709	(110)
	EXOR SpA	555	21,225	432
	Ferrari NV	1,341	58,468	2,104
	Moncler SpA	1,090	19,166	(36)
	Recordati SpA	850	27,247	341

				4,532

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	Japan
Morgan Stanley	Advantest Corp.	1,500	$16,828	$3,067
(Long Positions - continued)	Aeon Mall Co. Ltd.	1,900	25,238	289
	Chubu Electric Power Co., Inc.	900	13,219	4
	Concordia Financial Group Ltd.	700	2,795	180
	Daikyo, Inc.	17,000	27,130	2,671
	Frontier Real Estate Investment Corp.	13	67,829	2,984
	Furukawa Electric Co. Ltd.	8,000	20,488	400
	Hitachi Construction Machinery Co. Ltd.	1,500	23,264	1,131
	Hitachi Transport System Ltd.	200	3,496	403
	Hokuhoku Financial Group, Inc.	19,000	22,696	1,688
	Ibiden Co. Ltd.	2,800	33,875	1,870
	Itochu Techno-Solutions Corp.	900	20,951	660
	JGC Corp.	800	11,865	(153)
	Kissei Pharmaceutical Co. Ltd.	1,362	30,534	487
	Komeri Co. Ltd.	300	7,792	(1,040)
	Konami Holdings Corp.	700	26,145	995
	KYORIN Holdings, Inc.	1,100	23,410	120
	Life Corp.	600	17,287	336
	Marubeni Corp.	5,700	26,467	33
	Medipal Holdings Corp.	1,700	28,056	(237)
	Mitsubishi Shokuhin Co. Ltd.	500	13,436	402
	Mitsubishi UFJ Financial Group, Inc.	5,200	24,617	1,671
	Mochida Pharmaceutical Co. Ltd.	100	7,731	(106)
	Mori Trust Sogo Reit, Inc.	34	61,862	1,265
	MS&AD Insurance Group Holdings, Inc.	100	2,752	129
	Nagase & Co. Ltd.	2,900	33,338	411
	Nichi-iko Pharmaceutical Co. Ltd.	1,100	23,399	283
	Nichirei Corp.	7,581	69,185	3,155
	Nikkon Holdings Co. Ltd.	200	3,784	208
	Nippon Telegraph & Telephone Corp.	852	40,269	217
	Nipro Corp.	2,900	35,195	796
	ORIX Corp.	1,900	25,773	890
	Sega Sammy Holdings, Inc.	400	4,388	(8)
	Shinsei Bank Ltd.	19,000	26,780	1,723
	Showa Denko KK	1,100	11,207	4
	Sony Financial Holdings, Inc.	200	2,307	199
	Sumitomo Forestry Co. Ltd.	1,500	21,286	(160)
	Sumitomo Mitsui Financial Group, Inc.	779	23,196	1,498
	Suzuken Co. Ltd.	1,100	34,426	657
	T&D Holdings, Inc.	2,100	19,909	1,507

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	Japan
Morgan Stanley	Takara Holdings, Inc.	4,700	$42,354	$(547)
(Long Positions - continued)	Toho Gas Co. Ltd.	4,960	43,986	(336)
	Toho Holdings Co. Ltd.	1,300	29,057	115
	Tokai Tokyo Financial Holdings, Inc.	1,300	6,112	(87)
	Tokyo Gas Co. Ltd.	6,000	25,647	(105)
	Tokyu REIT, Inc.	17	24,401	272
	Toyota Boshoku Corp.	2,400	48,461	6,416
	Tsumura & Co.	900	24,640	759
	TV Asahi Holdings Corp.	500	8,596	(392)
	Ube Industries Ltd.	24,000	40,594	1,248

				37,972

	Luxembourg
	Millicom International Cellular SA	507	26,510	560

	Macao
	Sands China Ltd.	6,800	26,779	(761)

	Netherlands
	Heineken Holding NV	694	56,278	1,869
	NN Group NV	563	14,905	281

				2,150

	New Zealand
	Air New Zealand Ltd.	18,625	28,526	1,142
	Argosy Property Ltd.	6,503	5,269	132
	Freightways Ltd.	1,158	5,466	168
	Genesis Energy Ltd.	9,576	15,044	297
	Goodman Property Trust	6,509	6,099	150
	Investore Property Ltd.	778	904	23
	SKY Network Television Ltd.	2,929	10,256	99
	Trade Me Group Ltd.	2,016	7,314	152
	Z Energy Ltd.	7,690	46,916	706

				2,869

	Norway
	Aker Solutions ASA	7,398	30,624	620
	Borregaard ASA	2,550	20,762	(185)
	Gjensidige Forsikring ASA	650	10,607	375
	Protector Forsikring ASA	2,927	24,682	496
	Salmar ASA	691	20,816	732
	SpareBank 1 SMN	3,454	19,203	115
	SpareBank 1 SR-Bank ASA	4,285	19,687	233
	TGS Nopec Geophysical Co. ASA	1,640	27,907	(427)

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	Norway
Morgan Stanley	Veidekke ASA	2,728	$33,951	$708

(Long Positions - continued)				2,667

	Peru
	Cia de Minas Buenaventura SAA	1,999	25,467	3,818

	Portugal
	NOS SGPS SA	1,508	10,154	(62)

	Singapore
	DBS Group Holdings Ltd.	1,900	22,642	(677)
	Fortune REIT	2,000	2,568	(1)
	Great Eastern Holdings Ltd.	800	12,829	286
	Mapletree Logistics Trust	28,011	21,945	466
	SATS Ltd.	9,000	28,733	1,278
	Singapore Press Holdings Ltd.	7,600	20,965	548

				1,900

	South Africa
	Mondi plc	2,375	47,374	689

	Spain
	Enagas SA	713	21,401	336
	Ferrovial SA	943	19,215	304
	Industria de Diseno Textil SA	797	27,132	431

				1,071

	Sweden
	Axfood AB	3,474	62,165	262
	Betsson AB	1,476	13,784	61
	BillerudKorsnas AB	1,610	27,715	269
	Boliden AB	1,134	23,990	970
	Clas Ohlson AB	1,598	26,514	147
	Electrolux AB	1,031	27,839	93
	Evolution Gaming Group AB	182	5,463	(234)
	Industrial & Financial Systems	27	1,153	(6)
	Intrum Justitia AB	1,094	34,590	534
	L E Lundbergforetagen AB	539	32,140	296
	Loomis AB	766	20,433	1,664
	Meda AB	598	10,967	186
	Mycronic AB	2,429	27,498	674
	NetEnt AB	5,584	48,384	(1,127)
	Nordnet AB	1,470	4,743	138
	Peab AB	652	5,191	49
	Skanska AB	1,268	26,328	628

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	Sweden
Morgan Stanley	Swedish Match AB	772	$27,362	$800
(Long Positions - continued)	Vitrolife AB	147	8,116	268
	Wihlborgs Fastigheter AB	1,230	26,120	1,152

				6,824

	Switzerland
	Adecco Group AG	344	18,475	405
	Cohu, Inc.	208	23,012	399
	EMS-Chemie Holding AG	51	27,314	592
	Givaudan SA	13	26,266	433
	Lonza Group AG	158	29,108	647
	Roche Holding AG	52	13,050	224
	Schindler Holding AG	158	29,696	598
	Sika AG	7	30,964	1,830
	Zurich Insurance Group AG	95	22,494	315

				5,443

	Turkey
	Koza Altin Isletmeleri AS	3,826	13,030	(16)

	United Kingdom
	3i Group plc	3,823	31,135	91
	ARM Holdings plc	930	20,429	274
	Auto Trader Group plc	2,954	14,256	242
	Beazley plc	2,018	10,544	27
	Berendsen plc	1,424	25,305	(1,256)
	British American Tobacco plc	217	13,633	217
	BT Group plc	2,534	13,363	482
	Delphi Automotive plc	328	22,766	(522)
	Direct Line Insurance Group plc	3,508	16,061	171
	Henderson Group plc	4,076	11,915	539
	Hochschild Mining plc	4,800	16,449	606
	Howden Joinery Group plc	1,087	6,224	(8)
	Imperial Brands plc	425	21,994	403
	Indivior plc	3,806	13,613	1,318
	Intermediate Capital Group plc	2,899	21,557	406
	ITV plc	5,558	14,381	30
	Jupiter Fund Management plc	4,407	24,083	564
	Meggitt plc	4,033	22,865	494
	Moneysupermarket.com Group plc	7,206	28,360	106
	Next plc	233	15,294	197
	Noble Corp. plc	4,840	36,639	(823)

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	United Kingdom
Morgan Stanley	Reckitt Benckiser Group plc	559	$54,572	$(371)
(Long Positions - continued)	RELX NV	311	5,429	175
	Rightmove plc	740	39,993	(321)
	Rio Tinto Ltd.	548	20,905	8
	Rio Tinto plc	103	3,318	24
	Segro plc	4,138	23,422	824
	Severn Trent plc	2,021	65,678	(193)
	Stagecoach Group plc	7,965	21,727	(368)
	Standard Chartered plc	2,087	17,246	(558)
	Unilever NV	491	22,420	326
	Unilever plc	608	28,107	337
	WH Smith plc	1,163	23,183	360
	WPP plc	1,180	26,184	292

				4,093

	United States
	Aetna, Inc.	440	51,075	(382)
	Affiliated Managers Group, Inc.	372	53,918	684
	Agilent Technologies, Inc.	1,511	70,941	1,753
	Allscripts Healthcare Solutions, Inc.	638	9,022	(14)
	Amazon.com, Inc.	82	60,318	1,904
	AMC Networks, Inc.	903	50,884	(894)
	American Airlines Group, Inc.	890	32,530	(935)
	American Financial Group, Inc.	819	60,385	(516)
	AmTrust Financial Services, Inc.	2,252	54,386	(631)
	Apache Corp.	938	49,480	—
	Apple, Inc.	510	49,302	3,845
	Arrow Electronics, Inc.	446	29,507	147
	Avery Dennison Corp.	782	59,721	1,189
	Avnet, Inc.	1,400	57,344	196
	Axiall Corp.	666	21,665	80
	Big Lots, Inc.	1,124	60,370	(596)
	Boeing Co. (The)	358	48,276	(426)
	Bright Horizons Family Solutions, Inc.	489	33,179	(381)
	Bruker Corp.	2,043	49,808	1,103
	Campbell Soup Co.	348	21,788	11
	Care Capital Properties, Inc.	964	27,715	800
	Casey’s General Stores, Inc.	383	52,057	(820)
	Cavium, Inc.	545	23,833	1,602
	CBRE Group, Inc.	1,121	32,599	(706)

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	United States
Morgan Stanley	Centene Corp.	632	$43,526	$1,062
(Long Positions - continued)	CenterPoint Energy, Inc.	2,570	62,502	(1,028)
	Charles River Laboratories International, Inc.	718	63,033	101
	Cigna Corp.	43	6,020	(475)
	Cisco Systems, Inc.	931	28,749	(326)
	Citrix Systems, Inc.	681	60,834	(136)
	Communications Sales & Leasing, Inc.	2,235	69,218	246
	Computer Sciences Corp.	1,053	50,670	(305)
	ConAgra Foods, Inc.	1,038	48,423	374
	CR Bard, Inc.	267	61,802	(2,067)
	Crown Holdings, Inc.	1,106	59,049	(465)
	CubeSmart	1,979	59,429	(633)
	Darden Restaurants, Inc.	1,048	63,635	1,577
	Deluxe Corp.	971	67,174	(1,544)
	Devon Energy Corp.	1,096	41,056	899
	Dick’s Sporting Goods, Inc.	536	27,170	322
	Dr Pepper Snapple Group, Inc.	648	62,979	855
	DreamWorks Animation SKG, Inc.	556	22,779	—
	E*TRADE Financial Corp.	2,212	55,831	(354)
	East West Bancorp, Inc.	1,446	50,465	(694)
	eBay, Inc.	2,172	68,201	(521)
	Electronic Arts, Inc.	352	26,849	16
	EMC Corp.	404	11,474	(48)
	Entergy Corp.	757	61,226	386
	Equifax, Inc.	159	21,542	(481)
	Equity LifeStyle Properties, Inc.	866	70,250	970
	Exelon Corp.	579	21,614	(29)
	F5 Networks, Inc.	479	59,425	(307)
	Facebook, Inc.	505	61,216	1,374
	Fifth Third Bancorp	3,127	58,350	1,001
	First Industrial Realty Trust, Inc.	985	28,073	955
	Fiserv, Inc.	487	54,018	(273)
	Flextronics International Ltd.	4,266	54,946	(896)
	FMC Technologies, Inc.	2,096	53,176	21
	Fortive Corp.	224	11,039	(240)
	Gilead Sciences, Inc.	618	50,089	(976)
	Global Payments, Inc.	798	63,226	(3,647)
	Goodyear Tire & Rubber Co. (The)	1,923	53,671	1,596
	Graphic Packaging Holding Co.	4,419	60,452	(177)

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	United States
Morgan Stanley	Hanover Insurance Group, Inc. (The)	695	$57,907	$(681)
(Long Positions - continued)	Hasbro, Inc.	631	51,035	543
	Herbalife Ltd.	962	64,781	645
	Hospitality Properties Trust	2,192	69,333	1,731
	Humana, Inc.	31	5,393	(44)
	Huntington Ingalls Industries, Inc.	376	64,228	662
	Incyte Corp.	515	44,784	1,674
	Ingevity Corp.	105	4,194	(175)
	Integra LifeSciences Holdings Corp.	670	53,091	3,370
	Interpublic Group of Cos., Inc. (The)	2,478	57,713	(570)
	Iron Mountain, Inc.	523	21,574	(21)
	JC Penney Co., Inc.	2,616	25,244	26
	Jones Lang LaSalle, Inc.	325	35,695	(117)
	Juniper Networks, Inc.	2,530	61,277	(3,871)
	KLA-Tencor Corp.	702	54,047	(899)
	L Brands, Inc.	779	57,849	(280)
	Leidos Holdings, Inc.	426	22,126	(822)
	Lexmark International, Inc.	147	5,495	(104)
	Liberty Property Trust	1,223	48,847	1,761
	LinkedIn Corp.	114	21,951	21
	Masco Corp.	1,846	66,179	1,371
	Michaels Cos., Inc./The	2,039	53,817	(69)
	Microsoft Corp.	1,039	58,974	(83)
	Molson Coors Brewing Co.	611	59,945	2,475
	MSC Industrial Direct Co., Inc.	373	26,759	34
	National Fuel Gas Co.	1,055	59,755	(137)
	National Instruments Corp.	788	22,229	370
	NextEra Energy, Inc.	568	72,948	(80)
	Northrop Grumman Corp.	241	52,622	(415)
	Nuance Communications, Inc.	3,372	53,682	506
	NVIDIA Corp.	1,141	64,615	536
	PepsiCo, Inc.	494	53,451	356
	Piedmont Natural Gas Co., Inc.	411	24,582	(4)
	Post Properties, Inc.	1,015	64,016	528
	Principal Financial Group, Inc.	1,364	61,162	2,442
	Procter & Gamble Co. (The)	721	61,480	714
	Qlik Technologies, Inc.	762	22,906	107
	Red Hat, Inc.	550	40,869	540
	Reinsurance Group of America, Inc.	515	49,409	1,705

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	United States
Morgan Stanley	ResMed, Inc.	534	$35,217	$1,565
(Long Positions - continued)	Rite Aid Corp.	1,370	9,549	41
	Simon Property Group, Inc.	287	64,432	729
	Sirius XM Holdings, Inc.	17,472	76,003	699
	Southwest Airlines Co.	659	25,227	(837)
	Spirit AeroSystems Holdings, Inc.	1,252	54,149	163
	St Jude Medical, Inc.	562	46,185	483
	Starz	334	10,107	(10)
	SunTrust Banks, Inc.	1,606	68,351	(434)
	Synchrony Financial	1,957	55,011	(450)
	Synovus Financial Corp.	1,863	57,362	(652)
	Taro Pharmaceutical Industries Ltd.	145	20,043	251
	Taubman Centers, Inc.	501	39,108	1,433
	Telephone & Data Systems, Inc.	846	26,657	(17)
	Tiffany & Co.	539	34,124	652
	United Rentals, Inc.	798	63,872	(295)
	Urban Outfitters, Inc.	1,838	55,985	(1,029)
	Valero Energy Corp.	902	47,508	(352)
	Valspar Corp.	104	11,103	(30)
	Verizon Communications, Inc.	724	39,682	920
	Vertex Pharmaceuticals, Inc.	526	49,959	1,063
	WellCare Health Plans, Inc.	490	53,283	(951)
	Western Alliance Bancorp	1,750	60,358	(805)
	WestRock Co.	635	27,705	(457)
	Worthington Industries, Inc.	1,493	67,155	(1,000)
	Xerox Corp.	5,778	57,491	2,022
	Xylem, Inc.	1,292	61,732	39
	Yahoo!, Inc.	1,530	59,303	(872)
	Zoetis, Inc.	1,102	55,012	606

				19,366

	Total Long Positions of Contracts for Differences			144,742

	Australia
Morgan Stanley	AGL Energy Ltd.	(1,830)	(27,538)	(1,112)
(Short Positions)	Alumina Ltd.	(20,611)	(20,703)	(137)
	Bendigo & Adelaide Bank Ltd.	(3,156)	(23,875)	(511)
	BlueScope Steel Ltd.	(5,664)	(34,812)	(1,728)
	Commonwealth Bank of Australia	(399)	(23,224)	(264)
	Healthscope Ltd.	(23,188)	(50,738)	(1,487)
	Incitec Pivot Ltd.	(12,595)	(27,371)	(205)

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	Australia
Morgan Stanley	Insurance Australia Group Ltd.	(6,292)	$(28,193)	$(747)
(Short Positions - continued)	Medibank Pvt Ltd.	(7,104)	(16,181)	(401)
	QBE Insurance Group Ltd.	(2,666)	(22,120)	(132)
	Sonic Healthcare Ltd.	(965)	(16,431)	(427)
	South32 Ltd.	(18,448)	(25,212)	(801)
	Tatts Group Ltd.	(13,701)	(41,235)	(1,766)
	Transurban Group	(7,050)	(65,549)	(3,057)
	Treasury Wine Estates Ltd.	(6,150)	(45,285)	111
	Vocus Communications Ltd.	(3,668)	(21,201)	(1,206)

				(13,870)

	Austria
	Telekom Austria AG	(3,752)	(21,899)	(182)
	Verbund AG	(1,797)	(27,637)	(504)

				(686)

	Bermuda
	Endurance Specialty Holdings Ltd.	(624)	(42,039)	(162)
	Hiscox Ltd.	(1,315)	(18,418)	(10)
	Validus Holdings Ltd.	(717)	(35,370)	(72)

				(244)

	Canada
	Allied Properties REIT	(600)	(17,996)	(268)
	Atco Ltd.	(742)	(26,798)	(1,168)
	ATS Automation Tooling Systems, Inc.	(2,765)	(20,236)	(878)
	CAE, Inc.	(4,585)	(59,094)	(2,078)
	Canadian REIT	(594)	(22,847)	7
	Canadian Utilities Ltd.	(829)	(24,915)	(603)
	Cominar REIT	(1,739)	(23,954)	(21)
	Detour Gold Corp.	(1,097)	(26,086)	(2,598)
	DHX Media Ltd.	(4,838)	(26,180)	(129)
	Dorel Industries, Inc.	(1,323)	(37,488)	(662)
	Enbridge, Inc.	(553)	(21,680)	(1,069)
	Fairfax Financial Holdings Ltd.	(64)	(33,527)	(786)
	First Quantum Minerals Ltd.	(3,882)	(30,790)	(2,778)
	Fortis, Inc.	(1,095)	(35,909)	(363)
	Franco-Nevada Corp.	(405)	(29,560)	(1,666)
	Freehold Royalties Ltd.	(2,505)	(21,594)	145

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	Canada
Morgan Stanley	Gildan Activewear, Inc.	(864)	$(26,745)	$1,393
(Short Positions - continued)	Goldcorp, Inc.	(1,355)	(24,776)	564
	HudBay Minerals, Inc.	(2,806)	(13,974)	(17)
	lululemon athletica, Inc.	(717)	(55,337)	(337)
	Lundin Mining Corp.	(809)	(3,276)	(107)
	MacDonald Dettwiler & Associates Ltd.	(513)	(32,714)	(934)
	MAG Silver Corp.	(3,532)	(52,741)	(2,715)
	Maple Leaf Foods, Inc.	(1,297)	(28,751)	(772)
	New Gold, Inc.	(2,722)	(12,010)	(2,125)
	Northland Power, Inc.	(1,402)	(26,039)	(397)
	Novagold Resources, Inc.	(2,344)	(14,689)	(1,612)
	ProMetic Life Sciences, Inc.	(17,563)	(39,744)	(1,553)
	Raging River Exploration, Inc.	(3,938)	(30,311)	(906)
	RioCan REIT	(143)	(3,155)	(32)
	Smart REIT	(115)	(3,346)	(58)
	SunOpta, Inc.	(3,600)	(19,224)	(1,116)
	TMX Group Ltd.	(1,085)	(46,609)	(1,797)
	Toronto-Dominion Bank (The)	(694)	(30,102)	(138)
	Vermilion Energy, Inc.	(239)	(7,731)	(232)
	Yamana Gold, Inc.	(4,113)	(22,381)	(1,150)

				(28,956)

	China
	Alibaba Group Holding Ltd.	(2,276)	(183,906)	(3,818)

	Denmark
	Carlsberg A/S	(334)	(32,366)	(804)
	H Lundbeck A/S	(534)	(21,634)	(73)

				(877)

	Finland
	Kemira OYJ	(2,481)	(32,691)	59
	Outokumpu OYJ	(5,012)	(27,540)	(1,313)
	Outotec OYJ	(4,518)	(22,343)	475
	Stora Enso OYJ	(2,657)	(23,651)	(486)

				(1,265)

	France
	Alstom SA	(1,130)	(27,469)	(357)
	Credit Agricole SA	(2,226)	(19,362)	(356)
	Danone SA	(392)	(28,303)	(1,761)
	Kering	(217)	(38,001)	(3,240)
	Pernod Ricard SA	(231)	(25,652)	(742)

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	France
Morgan Stanley	Remy Cointreau SA	(320)	$(27,148)	$(840)
(Short Positions - continued)	Rexel SA	(1,498)	(20,825)	(1,453)
	Vivendi SA	(1,106)	(21,598)	(119)

				(8,868)

	Germany
	Celesio AG	(899)	(25,618)	(401)
	Deutsche Lufthansa AG	(1,637)	(18,871)	(587)
	Fresenius Medical Care AG & Co. KGaA	(570)	(51,064)	(998)
	Infineon Technologies AG	(1,356)	(22,386)	(94)
	MAN SE	(259)	(27,040)	(118)
	MTU Aero Engines AG	(373)	(38,326)	211
	Puma SE	(159)	(38,747)	(881)
	Telefonica Deutschland Holding AG	(3,936)	(16,567)	496
	Volkswagen AG	(116)	(16,279)	(41)
	Vonovia SE	(1,491)	(56,194)	(2,922)
	Wacker Chemie AG	(147)	(14,134)	431

				(4,904)

	Greece
	Diana Shipping, Inc.	(2,245)	(6,286)	449

	Hong Kong
	Bank of East Asia Ltd. (The)	(4,000)	(16,629)	70
	China Traditional Chinese Medicine Co. Ltd.	(62,000)	(25,496)	129
	Esprit Holdings Ltd.	(25,900)	(21,067)	272
	Galaxy Entertainment Group Ltd.	(3,000)	(9,741)	(261)
	Genting Hong Kong Ltd.	(27,200)	(7,616)	149
	Goldin Properties Holdings Ltd.	(3,273)	(1,726)	(50)
	Kingston Financial Group Ltd.	(74,000)	(33,387)	516
	KuangChi Science Ltd.	(71,000)	(25,078)	361
	MTR Corp. Ltd.	(8,585)	(48,085)	(536)
	New World Development Co. Ltd.	(266)	(306)	(4)
	Shangri-La Asia Ltd.	(18,000)	(19,885)	519
	Sun Hung Kai Properties Ltd.	(1,009)	(14,412)	(66)

				1,099

	Ireland
	Medtronic plc	(800)	(70,600)	496
	Permanent TSB Group Holdings plc	(4,852)	(11,560)	(18)
	Perrigo Co. plc	(413)	(37,492)	(252)
	XL Group Ltd.	(1,680)	(55,121)	(3,024)

				(2,798)

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	Israel
Morgan Stanley	Gazit-Globe Ltd.	(3,196)	$(31,102)	$(481)
(Short Positions - continued)	Israel Chemicals Ltd.	(4,829)	(20,187)	737
	Melisron Ltd.	(77)	(3,237)	(54)
	SodaStream International Ltd.	(2,067)	(49,152)	(558)

				(356)

	Italy
	Banca Generali SpA	(766)	(16,146)	288
	Banco Popolare SC	(5,785)	(15,970)	(346)
	Brunello Cucinelli SpA	(1,384)	(25,750)	(75)
	Buzzi Unicem SpA	(330)	(6,495)	(128)
	Fincantieri SpA	(35,084)	(14,686)	(634)
	Leonardo-Finmeccanica SpA	(2,853)	(30,412)	(2,179)
	Parmalat SpA	(1,963)	(5,095)	(66)
	Prada SpA	(8,500)	(25,859)	574
	Telecom Italia SpA	(35,673)	(29,285)	(1,198)
	Unione di Banche Italiane SpA	(4,355)	(13,180)	(199)
	Yoox Net-A-Porter Group SpA	(1,156)	(32,408)	6

				(3,957)

	Japan
	ABC-Mart, Inc.	(458)	(28,930)	(380)
	Activia Properties, Inc.	(5)	(25,276)	(1,478)
	Ai Holdings Corp.	(900)	(21,364)	(852)
	Aiful Corp.	(6,000)	(17,545)	(415)
	Ajinomoto Co., Inc.	(1,600)	(39,081)	(1,762)
	Asics Corp.	(300)	(5,385)	(120)
	Autobacs Seven Co. Ltd.	(200)	(2,848)	(50)
	Bank of Kyoto Ltd. (The)	(2,546)	(17,055)	(83)
	Calbee, Inc.	(600)	(26,089)	(109)
	Chiba Bank Ltd. (The)	(5,538)	(24,979)	(1,492)
	COOKPAD, Inc.	(1,800)	(23,651)	(1,578)
	Daiwa Office Investment Corp.	(5)	(29,767)	(651)
	Disco Corp.	(279)	(26,582)	(2,011)
	Fast Retailing Co. Ltd.	(74)	(23,004)	(877)
	GLP J-Reit	(2)	(2,469)	(81)
	GMO Payment Gateway, Inc.	(300)	(16,456)	(759)
	Hamamatsu Photonics KK	(1,200)	(34,861)	(369)
	Hokkaido Electric Power Co., Inc.	(1,100)	(8,517)	(208)
	Hoshizaki Electric Co. Ltd.	(500)	(44,293)	(952)
	Hulic Reit, Inc.	(1)	(1,698)	(69)

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	Japan
Morgan Stanley	Invincible Investment Corp.	(41)	$(26,966)	$(1,153)
(Short Positions - continued)	Japan Hotel REIT Investment Corp.	(34)	(28,657)	138
	Japan Post Holdings Co. Ltd.	(800)	(10,267)	(298)
	KDDI Corp.	(863)	(26,654)	171
	Kyushu Electric Power Co., Inc.	(2,000)	(18,520)	(218)
	Kyushu Financial Group, Inc.	(5,100)	(26,951)	(1,225)
	M3, Inc.	(900)	(31,349)	2,550
	Mixi, Inc.	(238)	(8,119)	(406)
	Mizuho Financial Group, Inc.	(14,900)	(22,540)	(1,365)
	Mori Hills REIT Investment Corp.	(20)	(30,694)	(1,262)
	Nidec Corp.	(400)	(34,497)	(1,799)
	Nihon M&A Center, Inc.	(500)	(30,245)	(406)
	Nippon Densetsu Kogyo Co. Ltd.	(212)	(4,189)	(50)
	Nippon Paint Holdings Co. Ltd.	(800)	(20,993)	(862)
	Nippon Shinyaku Co. Ltd.	(500)	(27,187)	(220)
	Oriental Land Co. Ltd.	(500)	(31,163)	(460)
	Orix JREIT, Inc.	(14)	(24,309)	(1,514)
	Ryohin Keikaku Co. Ltd.	(100)	(21,434)	(767)
	Shimadzu Corp.	(937)	(13,504)	(57)
	Shimano, Inc.	(150)	(22,576)	(882)
	Shiseido Co. Ltd.	(900)	(24,606)	(609)
	Showa Shell Sekiyu KK	(2,200)	(19,426)	(305)
	SK Kaken Co. Ltd.	(293)	(26,515)	(3,177)
	SoftBank Group Corp.	(473)	(24,282)	(1,754)
	Sohgo Security Services Co. Ltd.	(100)	(4,649)	(289)
	Square Enix Holdings Co. Ltd.	(1,432)	(43,790)	(850)
	Sumitomo Mitsui Trust Holdings, Inc.	(8,455)	(28,117)	20
	Trusco Nakayama Corp.	(927)	(46,862)	141
	Valor Holdings Co. Ltd.	(100)	(2,665)	(73)
	Yahoo Japan Corp.	(3,000)	(13,388)	163

				(31,114)

	Jersey
	Randgold Resources Ltd.	(264)	(29,966)	(1,101)

	Luxembourg
	B&M European Value Retail SA	(7,494)	(25,287)	(220)

	Mexico
	Fresnillo plc	(731)	(17,707)	(1,000)

	Netherlands
	Cimpress NV	(311)	(29,772)	289

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	Netherlands
Morgan Stanley	Gemalto NV	(535)	$(34,265)	$(993)
(Short Positions - continued)	ING Groep NV	(2,431)	(26,579)	(599)
	NXP Semiconductors NV	(1,845)	(141,032)	(14,114)
	OCI NV	(360)	(5,630)	132
	Steinhoff International Holdings NV	(582)	(3,594)	(104)

				(15,389)

	New Zealand
	a2 Milk Co. Ltd.	(2,330)	(3,119)	(195)
	Fletcher Building Ltd.	(11,521)	(77,512)	(3,132)
	Kiwi Property Group Ltd.	(15,631)	(17,179)	(444)
	Mainfreight Ltd.	(263)	(3,141)	(135)
	Meridian Energy Ltd.	(15,805)	(30,732)	(1,233)
	Metlifecare Ltd.	(4,766)	(18,702)	(718)
	New Zealand Refining Co. Ltd. (The)	(4,677)	(7,908)	(360)
	Port of Tauranga Ltd.	(1,793)	(24,695)	(663)
	Warehouse Group Ltd. (The)	(14,400)	(28,203)	(917)
	Xero Ltd.	(2,518)	(35,371)	(616)

				(8,413)

	Norway
	Det Norske Oljeselskap ASA	(1,590)	(19,751)	(570)
	DNO ASA	(48,792)	(49,203)	(1,308)
	Hoegh LNG Holdings Ltd.	(1,899)	(19,492)	(372)
	Marine Harvest ASA	(3,527)	(58,704)	(1,449)
	Norwegian Air Shuttle ASA	(671)	(22,696)	(1,424)
	Schibsted ASA	(1,637)	(49,297)	(636)
	Wilh Wilhelmsen Holding ASA	(833)	(15,357)	(391)

				(6,150)

	Panama
	Copa Holdings SA	(633)	(42,329)	(82)

	Peru
	Southern Copper Corp.	(2,239)	(59,445)	1,254

	Singapore
	Broadcom Ltd.	(877)	(132,217)	(9,840)
	City Developments Ltd.	(2,900)	(18,709)	254
	Golden Agri-Resources Ltd.	(61,900)	(16,620)	(54)
	Keppel Corp. Ltd.	(5,000)	(20,009)	224
	OUE Ltd.	(15,100)	(16,828)	(81)
	Sembcorp Industries Ltd.	(10,400)	(22,263)	526
	Sembcorp Marine Ltd.	(14,000)	(15,036)	97

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	Singapore
Morgan Stanley	SIA Engineering Co. Ltd.	(8,500)	$(23,448)	$(510)
(Short Positions - continued)	Singapore Technologies Engineering Ltd.	(4,400)	(10,746)	(100)
	United Industrial Corp. Ltd.	(6,536)	(13,318)	(9)
	UOL Group Ltd.	(5,300)	(22,496)	(371)
	Venture Corp. Ltd.	(4,300)	(28,152)	(422)
	Wheelock Properties Singapore Ltd.	(12,500)	(13,655)	2

				(10,284)

	Spain
	EDP Renovaveis SA	(4,653)	(36,638)	(1,023)

	Sweden
	Autoliv, Inc.	(473)	(50,942)	899
	Capio AB	(1,672)	(9,440)	(383)
	Elekta AB	(2,349)	(18,472)	(219)
	Eltel AB	(1,936)	(20,411)	(8)
	Getinge AB	(1,519)	(30,472)	(317)
	Hoist Finance AB	(885)	(7,928)	(371)
	ICA Gruppen AB	(785)	(26,095)	(170)
	Investment AB Latour	(143)	(5,551)	(2)
	Melker Schorling AB	(473)	(30,194)	122
	Recipharm AB	(529)	(8,213)	(318)
	Saab AB	(1,986)	(66,637)	(1,558)
	SAS AB	(13,649)	(26,421)	(366)
	SKF AB	(1,145)	(17,943)	(198)
	Swedish Orphan Biovitrum AB	(1,719)	(21,570)	(383)
	Thule Group AB (The)	(2,273)	(36,143)	(326)
	Volvo AB	(4,491)	(47,013)	(775)

				(4,373)

	Switzerland
	Aryzta AG	(514)	(18,861)	(450)
	Barry Callebaut AG	(20)	(25,530)	(610)
	Chocoladefabriken Lindt & Spruengli AG	(3)	(17,260)	(380)
	Dufry AG	(232)	(26,695)	(2)
	LafargeHolcim Ltd.	(304)	(14,035)	(421)

				(1,863)

	United Kingdom
	Admiral Group plc	(955)	(26,852)	(482)
	Amec Foster Wheeler plc	(4,339)	(26,887)	1,207
	BBA Aviation plc	(6,923)	(21,831)	34
	BTG plc	(5,201)	(45,120)	(798)

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	United Kingdom
Morgan Stanley	Capital & Counties Properties plc	(4,687)	$(17,795)	$(230)
(Short Positions - continued)	CNH Industrial NV	(3,164)	(22,688)	92
	Cobham plc	(3,697)	(8,388)	6
	Drax Group plc	(3,854)	(17,266)	(166)
	G4S plc	(8,147)	(19,841)	(233)
	Hargreaves Lansdown plc	(807)	(13,716)	(154)
	ICAP plc	(4,388)	(25,850)	76
	J Sainsbury plc	(7,538)	(22,332)	(38)
	John Wood Group plc	(2,318)	(20,763)	483
	Johnson Matthey plc	(1,586)	(67,453)	(1,280)
	Lloyds Banking Group plc	(23,898)	(17,473)	664
	Millennium & Copthorne Hotels plc	(2,293)	(12,931)	(791)
	Ocado Group plc	(4,899)	(17,328)	32
	Pearson plc	(2,661)	(33,921)	2,830
	Pennon Group plc	(2,267)	(27,085)	27
	RPC Group plc	(3,532)	(39,697)	(607)
	Spectris plc	(968)	(24,120)	86
	Tesco plc	(8,590)	(17,687)	(24)
	Travis Perkins plc	(892)	(18,308)	(98)

				636

	United States
	Abbott Laboratories	(489)	(21,320)	(689)
	Acadia Healthcare Co., Inc.	(1,090)	(59,002)	(2,583)
	Albemarle Corp.	(730)	(62,430)	986
	Alliant Energy Corp.	(862)	(34,558)	(391)
	AMERCO	(69)	(26,992)	(298)
	American Homes 4 Rent	(3,327)	(70,799)	(1,397)
	American International Group, Inc.	(1,089)	(59,557)	272
	ANSYS, Inc.	(671)	(60,618)	658
	Antero Resources Corp.	(567)	(14,804)	(45)
	Anthem, Inc.	(23)	(3,165)	144
	ARRIS International plc	(1,520)	(37,924)	(3,481)
	Assurant, Inc.	(699)	(60,470)	2,447
	athenahealth, Inc.	(712)	(97,921)	6,935
	Atmos Energy Corp.	(798)	(63,513)	(160)
	Automatic Data Processing, Inc.	(686)	(65,664)	4,644
	Bank of Hawaii Corp.	(772)	(53,816)	610
	Bank of the Ozarks, Inc.	(2,761)	(99,656)	288
	Bio-Techne Corp.	(526)	(58,065)	(1,068)

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	United States
Morgan Stanley	BlackRock, Inc.	(829)	$(278,731)	$(24,891)
(Short Positions - continued)	BOK Financial Corp.	(930)	(62,375)	1,711
	Bristol-Myers Squibb Co.	(804)	(60,348)	(217)
	Brookdale Senior Living, Inc.	(3,231)	(58,610)	(1,066)
	Brunswick Corp.	(2,645)	(119,299)	(11,946)
	Cabela’s, Inc.	(1,1,66)	(62,917)	2,717
	Cambrex Corp.	(2,102)	(109,859)	(307)
	Carlisle Cos., Inc.	(1,272)	(132,723)	1,338
	CarMax, Inc.	(1,108)	(64,962)	410
	Caterpillar, Inc.	(3,718)	(284,525)	(24,972)
	CDK Global, Inc.	(1,298)	(75,414)	402
	Charles Schwab Corp. (The)	(1,934)	(55,409)	445
	Charter Communications, Inc.	(274)	(65,207)	852
	Chipotle Mexican Grill, Inc.	(133)	(57,303)	912
	CIT Group, Inc.	(697)	(23,977)	(112)
	Coach, Inc.	(3,288)	(133,468)	(8,278)
	Cognex Corp.	(1,234)	(54,148)	(1,592)
	Comfort Systems USA, Inc.	(644)	(20,705)	1,140
	CommScope Holding Co., Inc.	(1,847)	(58,144)	2,826
	Concho Resources, Inc.	(123)	(14,851)	(426)
	Continental Resources, Inc.	(883)	(38,534)	(362)
	Costco Wholesale Corp.	(397)	(66,525)	139
	CSX Corp.	(1,681)	(48,278)	656
	Cullen/Frost Bankers, Inc.	(868)	(60,803)	1,875
	Dave & Buster’s Entertainment, Inc.	(3,388)	(156,433)	5,667
	Deere & Co.	(681)	(53,792)	313
	Diamondback Energy, Inc.	(92)	(7,902)	(175)
	Dick’s Sporting Goods, Inc.	(3,797)	(178,807)	(15,941)
	Dollar Tree, Inc.	(651)	(62,919)	234
	Dover Corp.	(525)	(37,954)	454
	Dunkin’ Brands Group, Inc.	(3,854)	(170,077)	(4,548)
	Dycom Industries, Inc.	(972)	(90,896)	(521)
	Eaton Vance Corp.	(1,621)	(60,804)	(916)
	Edison International	(820)	(63,025)	(426)
	EPR Properties	(819)	(67,871)	(1,204)
	FactSet Research Systems, Inc.	(1,225)	(203,268)	(7,383)
	Fastenal Co.	(1,299)	(54,532)	(1,390)
	FireEye, Inc.	(3,150)	(52,353)	(2,520)
	FMC Corp.	(1,194)	(58,267)	1,504

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	United States
Morgan Stanley	Foot Locker, Inc.	(1,581)	$(91,943)	$(2,316)
(Short Positions - continued)	General Electric Co.	(1,971)	(62,027)	650
	Gentherm, Inc.	(3,248)	(107,964)	(1,039)
	Hain Celestial Group, Inc. (The)	(1,188)	(61,895)	(820)
	Harris Corp.	(627)	(54,272)	(39)
	HCP, Inc.	(1,878)	(72,904)	(770)
	Helmerich & Payne, Inc.	(693)	(44,511)	1,566
	Hexcel Corp.	(1,607)	(70,788)	1,414
	Intel Corp.	(3,199)	(104,543)	(6,974)
	iShares 20+ Year Treasury Bond Fund	(653)	(90,280)	(2,159)
	iShares EURO STOXX 50 UCITS Fund DE	(322)	(10,839)	(165)
	iShares MSCI EAFE Fund	(351)	(20,081)	(284)
	Juno Therapeutics, Inc.	(1,247)	(38,058)	(511)
	Kansas City Southern	(475)	(45,562)	(90)
	Kirby Corp.	(299)	(17,680)	1,387
	Kraft Heinz Co. (The)	(701)	(61,029)	470
	L-3 Communications Holdings, Inc.	(411)	(60,816)	(1,504)
	Lam Research Corp.	(351)	(32,152)	642
	Lear Corp.	(1,850)	(187,571)	(22,312)
	LendingClub Corp.	(4,175)	(19,372)	84
	Liberty Broadband Corp.	(702)	(44,149)	(295)
	Lions Gate Entertainment Corp.	(2,590)	(52,499)	434
	Louisiana-Pacific Corp.	(3,228)	(65,173)	(32)
	M&T Bank Corp.	(477)	(54,593)	(52)
	Martin Marietta Materials, Inc.	(65)	(13,121)	(51)
	Medical Properties Trust, Inc.	(3,634)	(56,836)	(218)
	Mercury General Corp.	(926)	(51,106)	(167)
	Mylan NV	(46)	(2,125)	(27)
	Netflix, Inc.	(1,407)	(136,560)	8,171
	Newell Brands, Inc.	(5,231)	(254,684)	(19,735)
	Noble Energy, Inc.	(896)	(31,279)	(726)
	NRG Energy, Inc.	(2,895)	(40,865)	798
	Olin Corp.	(2,495)	(52,670)	524
	Omega Healthcare Investors, Inc.	(1,817)	(62,832)	(945)
	ON Semiconductor Corp.	(5,290)	(53,156)	98
	OPKO Health, Inc.	(4,068)	(40,191)	(286)
	Oshkosh Corp.	(2,987)	(141,247)	(23,306)
	Papa John’s International, Inc.	(1,503)	(102,685)	(8,461)
	Pioneer Natural Resources Co.	(358)	(53,378)	(4,822)

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Counterparty	Reference Entity	Shares	Notional	Unrealized Appreciation/ (Depreciation)
	United States
Morgan Stanley	ProAssurance Corp.	(1,145)	$(59,712)	$561
(Short Positions - continued)	Public Service Enterprise Group, Inc.	(1,345)	(61,561)	(323)
	PulteGroup, Inc.	(2,610)	(57,681)	2,401
	Puma Biotechnology, Inc.	(449)	(20,506)	(1,895)
	Qorvo, Inc.	(1,178)	(71,128)	(3,357)
	Range Resources Corp.	(703)	(29,435)	1,097
	Reliance Steel & Aluminum Co.	(1,373)	(105,762)	(1,936)
	SBA Communications Corp.	(473)	(53,156)	(1,239)
	Senior Housing Properties Trust	(3,112)	(66,628)	(3,704)
	Simon Property Group, Inc.	(1,064)	(234,325)	(7,246)
	SL Green Realty Corp.	(2,239)	(242,836)	(20,963)
	SPDR S&P500 Fund Trust	(673)	(145,884)	(258)
	Sprouts Farmers Market, Inc.	(2,462)	(59,507)	2,560
	SS&C Technologies Holdings, Inc.	(1,723)	(54,791)	(724)
	Stryker Corp.	(527)	(61,364)	84
	T Rowe Price Group, Inc.	(1,913)	(136,493)	1,263
	Tempur Sealy International, Inc.	(1,788)	(99,634)	(35,593)
	Tesla Motors, Inc.	(700)	(154,150)	(10,203)
	TransDigm Group, Inc.	(223)	(61,838)	(495)
	TreeHouse Foods, Inc.	(267)	(27,321)	(231)
	Tyler Technologies, Inc.	(318)	(53,081)	1,240
	Under Armour, Inc.	(1,407)	(58,194)	2,674
	Union Pacific Corp.	(581)	(54,039)	(23)
	United Technologies Corp.	(585)	(63,116)	140
	Vector Group Ltd.	(1,624)	(36,296)	422
	Veeva Systems, Inc.	(1,268)	(47,347)	(824)
	Vista Outdoor, Inc.	(806)	(40,284)	(56)
	Visa, Inc.	(633)	(49684)	279
	VMware, Inc.	(43)	(3,125)	(13)
	Vornado Realty Trust	(620)	(64,697)	(1,891)
	Wal-Mart Stores, Inc.	(1,039)	(76,605)	790
	Walt Disney Co. (The)	(505)	(48,828)	374
	Western Union Co. (The)	(8,511)	(162,815)	(7,405)
	Wynn Resorts Ltd.	(532)	(55,046)	2,937
	Zebra Technologies Corp.	(1,056)	(55,598)	(380)
	Zillow Group, Inc.	(2,054)	(78,915)	(1,705)

				(244,236)

Unrealized Appreciation/ (Depreciation)
Total Short Positions of Contracts for Differences	$(392,409)

Total Long and Short Positions of Contracts for Differences	(247,667)

Net other receivables/(payables)	(26,189)

Total Contracts for Differences, at value	$(273,856)

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Forward Foreign Currency Contracts

Over the Counter

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
CHF vs. EUR, expiring 8/4/2016	Royal Bank of Canada	44,484	40,965	$45,902	$45,802	$100
CHF vs. USD, expiring 8/4/2016	Goldman Sachs & Co.	46,837	47,975	48,331	47,975	356
CHF vs. USD, expiring 8/4/2016	HSBC Bank plc	37,812	38,869	39,018	38,869	149
CHF vs. USD, expiring 9/21/2016	JPMorgan Chase Bank	48,915	51,010	50,614	51,010	(396)
CHF vs. USD, expiring 9/21/2016	JPMorgan Chase Bank	28,838	29,605	29,840	29,605	235
DKK vs. USD, expiring 8/4/2016	Citibank NA	249,099	37,143	37,442	37,143	299
DKK vs. USD, expiring 8/4/2016	Deutsche Bank AG	265,591	39,560	39,921	39,560	361
EUR vs. GBP, expiring 8/4/2016	Royal Bank of Canada	40,052	33,355	44,781	44,144	637
EUR vs. USD, expiring 8/4/2016-9/6/2016	Deutsche Bank AG	1,034,072	1,142,655	1,156,454	1,142,655	13,799
EUR vs. USD, expiring 8/4/2016	Goldman Sachs & Co.	35,561	39,075	39,761	39,075	686
EUR vs. USD, expiring 9/21/2016	JPMorgan Chase Bank	11,000	12,295	12,325	12,295	30
EUR vs. USD, expiring 8/4/2016	Royal Bank of Canada	329,965	366,571	368,927	366,571	2,356
GBP vs. EUR, expiring 8/4/2016	Goldman Sachs & Co.	107,481	126,090	142,249	140,978	1,271
GBP vs. NOK, expiring 9/6/2016	Royal Bank of Canada	33,229	374,680	44,002	44,412	(410)
GBP vs. USD, expiring 8/4/2016	Deutsche Bank AG	15,041	19,868	19,906	19,868	38
GBP vs. USD, expiring 8/4/2016	Goldman Sachs & Co.	1,595,727	2,149,270	2,111,915	2,149,270	(37,355)
GBP vs. USD, expiring 8/4/2016	Royal Bank of Canada	75,568	99,663	100,013	99,663	350
SEK vs. USD, expiring 8/4/2016	Deutsche Bank AG	266,765	31,312	31,178	31,312	(134)
USD vs. CHF, expiring 8/4/2016	Australia and New Zealand Banking Group Limited	20,140	19,825	20,140	20,457	(317)
USD vs. CHF, expiring 8/4/2016	Citibank NA	26,330	25,670	26,330	26,488	(158)
USD vs. CHF, expiring 8/4/2016-9/6/2016	Goldman Sachs & Co.	132,979	130,475	132,979	134,730	(1,751)

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Forward Foreign Currency Contracts (concluded)

Over the Counter

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
USD vs. CHF, expiring 9/21/2016	JPMorgan Chase Bank	767,356	735,682	$767,356	$761,246	$6,110
USD vs. CHF, expiring 9/6/2016	Royal Bank of Canada	36,882	35,952	36,882	37,172	(290)
USD vs. DKK, expiring 8/4/2016	Citibank NA	232,818	1,553,245	232,818	233,464	(646)
USD vs. EUR, expiring 8/4/2016	Australia and New Zealand Banking Group Limited	94,723	85,807	94,723	95,940	(1,217)
USD vs. EUR, expiring 8/4/2016	Citibank NA	8,609,016	7,715,289	8,609,016	8,626,321	(17,305)
USD vs. EUR, expiring 8/4/2016	Deutsche Bank AG	112,484	101,124	112,484	113,064	(580)
USD vs. EUR, expiring 8/4/2016	Goldman Sachs & Co.	383,427	346,393	383,427	387,295	(3,868)
USD vs. EUR, expiring 9/21/2016	JPMorgan Chase Bank	1,237,815	1,090,760	1,237,815	1,222,084	15,731
USD vs. EUR, expiring 9/21/2016	JPMorgan Chase Bank	132,427	119,684	132,427	134,094	(1,667)
USD vs. EUR, expiring 8/4/2016	Royal Bank of Canada	125,327	112,567	125,327	125,860	(533)
USD vs. GBP, expiring 9/21/2016	JPMorgan Chase Bank	110,201	78,020	110,201	103,347	6,854
USD vs. JPY, expiring 9/21/2016	JPMorgan Chase Bank	3,106	330,000	3,106	3,241	(135)
USD vs. NOK, expiring 8/4/2016	Citibank NA	195,840	1,642,923	195,840	194,727	1,113
USD vs. NOK, expiring 9/6/2016	Royal Bank of Canada	18,364	157,096	18,364	18,621	(257)
USD vs. SEK, expiring 8/4/2016	Deutsche Bank AG	64,816	547,204	64,816	63,954	862
USD vs. SEK, expiring 8/4/2016	Goldman Sachs & Co.	20,529	176,481	20,529	20,626	(97)
USD vs. SEK, expiring 8/4/2016	Goldman Sachs & Co.	20,635	176,317	20,635	20,607	28
USD vs. SEK, expiring 8/4/2016	Royal Bank of Canada	61,279	523,992	61,279	61,242	37

						$(15,714)

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Currency Abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

KRW — Korea Republic Won

NOK — Norwegian Krone

SEK — Swedish Krona

TWD — New Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

Options Written:

Options written through the period ended July 31, 2016 were as follows:

	Number of Contracts	Premiums Received
Options outstanding — November 1, 2015	6	$2,577
Options written	205	41,006
Options terminated in closing purchase transactions	(109)	(36,519)
Options expired	(59)	(5,749)

Options outstanding — July 31, 2016	43	$1,315

See Accompanying Notes to the Consolidated Schedule of Investments.

  Aberdeen Multi-Manager Alternative Strategies Fund II

  Consolidated Schedule of Investments (Continued)

  July 31, 2016 (Unaudited)

Aberdeen Multi-Manager Alternative Strategies Fund II invested, as a percentage of net assets, in the following countries as of July 31, 2016:

Argentina	(0.1)%
Austria	0.1
Belgium	1.5
Bermuda	0.0	(f)
Brazil	(0.1)
Canada	0.0	(f)
China	0.0	(f)
Denmark	0.7
Finland	0.0	(f)
France	2.1
Germany	2.6
Ireland	(0.1)
Israel	0.1
Italy	0.4
Luxembourg	0.3
Mexico	(0.1)
Netherlands	1.8
Norway	0.5
Russia	0.0	(f)
Singapore	0.1
Spain	0.4
Sweden	0.7
Switzerland	3.7
Taiwan	0.1
United Kingdom	0.6
United States	33.1
Other‡	51.6

	100.0%

(f)	Represents less than 0.05% of net assets.
‡	Includes any non investments in securities and net other assets (liabilities).

See Accompanying Notes to the Consolidated Schedule of Investments.

ABERDEEN MULTI-MANAGER ALTERNATIVE STRATEGIES FUND II

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS

JULY 31, 2016 (Unaudited)

1.	Organization

Aberdeen Funds (the “Trust”) was organized as a statutory trust under the laws of the state of Delaware by a Certificate of Trust filed on September 27, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of July 31, 2016, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. As of July 31, 2016, the Trust operated twenty-five (25) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the Aberdeen Multi-Manager Alternative Strategies Fund II (the “Fund”). The Fund acquired the assets and liabilities of the Arden Alternative Strategies II (the “Predecessor Fund”), a series of the Arden Investment Series Trust, effective February 29, 2016. The Predecessor Fund is considered the accounting and performance survivor for purposes of the reorganization. The Fund and the Predecessor Fund have substantially similar investment objectives and strategies. The Predecessor Fund commenced operations on February 3, 2014. In connection with the reorganization, Advisor Class and Class I shares of the Predecessor Fund were exchanged for Class A and Institutional Class shares of the Fund, respectively. The Fund also offers Class C and Class R Shares.

The Fund’s investment objective is to achieve capital appreciation. In pursuing the objective, Aberdeen Asset Management Inc. (“Aberdeen” or the “Adviser”) seeks to enable the Fund to achieve a low beta to the major equity and fixed income markets, through the allocation of the assets of the Fund among a number of sub-advisers (the “Sub-Advisers”) that employ a variety of alternative investment strategies.

Basis for Consolidation:

AAS II Offshore Fund, Ltd. (the “Subsidiary II”), a Cayman Islands exempted company, was incorporated on April 17, 2012 and is a wholly-owned subsidiary of the Fund. The Subsidiary II acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund was transferred shares of Subsidiary II from the Predecessor Fund effective February 29, 2016, making the Fund the sole shareholder of the Subsidiary II. It is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary II. Under the Memorandum of Association of the Subsidiary II, shares issued by the Subsidiary II confer upon a shareholder the right to vote at general meetings of the Subsidiary II and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary II. The Fund’s policy is to consolidate entities where it is the sole or principal owner of the equity of such entity. All inter-fund balances and transactions have been eliminated in consolidation. The accompanying financial statements reflect the financial position and the results of operations on a consolidated basis for the Fund and the Subsidiary II.

2.	Basis of Presentation

The preparation of the Consolidated Schedules of Investments is in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Consolidated Schedules of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Consolidated Schedules of Investments may differ from the value the Fund ultimately realizes upon sale of the securities.

Investment Valuation:

The net asset value (“NAV”) of the Fund’s shares are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business (the “Valuation Time”). In the event the NYSE experiences a non-routine closure, the Fund may, but generally does not expect to, calculate the NAV. To calculate the NAV, the Fund’s assets are valued and totaled, liabilities are valued and subtracted, and the balance is divided by the number of shares outstanding.

Investments in securities listed on the Nasdaq National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the NAV of the Fund. If no sale is shown on the NASDAQ, the mean price will be used. If no sale is shown and no bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Trust’s Fair Valuation Procedures (“Fair Valuation Procedures”) set forth herein. U.S. exchange traded securities, other than NASDAQ securities, are valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities held short, as reported by such exchange. Other securities for which market quotations are readily available will be valued at their bid prices in the case of securities held long, or ask prices in the case of securities held short, as obtained from one or more broker-dealers making markets for such securities. Exchange-traded U.S. options are valued at the bid prices at the close of the options market in which the options trade. An exchange-traded U.S. option for which there is no bid price is valued at the last sale price. If no bid or sale price is available, the prior day’s price will be used. If it is determined that the prior day’s price no longer reflects the fair value of the option, the value will be determined by the Fund’s Pricing Committee (“Pricing Committee”) in accordance with the Fair Valuation Procedures. Non-U.S. exchange traded and index options are valued at settlement price for long positions or last sale for short positions. For short positions, if last sale is not available, the ask price is used. Futures contracts are valued using the last sales prices as reported by the exchange with the highest reported daily volume for such futures contracts or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported.

ABERDEEN MULTI-MANAGER ALTERNATIVE STRATEGIES FUND II

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

JULY 31, 2016 (Unaudited)

Debt securities will generally be valued by a third party pricing service which employs different techniques to determine valuations for normal institutional size trading units. The valuation techniques may take into account various factors, including, without limitation: bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). The reasonableness of valuations provided by any third party pricing service will be reviewed periodically by the Board of Trustees (the “Board”). Debt securities with remaining maturities of 60 days or less will be valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, which approximates market value, so long as such valuation is determined by the Board to represent fair value.

Investments in exchange traded funds (“ETFs”) are valued at their last sale prices as reported on the exchange determined to be the primary market for such investments. If no sales of those investments are reported on a particular day, the investments will be determined by the managers of the ETFs (“Managers”) in accordance with the ETFs’ valuation policies and as reported by the Managers. As a general matter, the fair value of the Fund’s interest in an ETF will represent the amount that the Fund could reasonably expect to receive from the ETF if the Fund’s interest were redeemed, which could differ from the ETF’s market price. The Fund may not be able to verify valuation information given to the Fund or publicly disseminated by the Managers. In the unlikely event that an ETF does not report a value to the Fund on a timely basis, the Fund would determine the fair value of its interest in that ETF based on all relevant circumstances which may include the most recent value reported by the ETF, as well as any other relevant information available at the time the Fund values its assets.

Mutual funds are valued at the daily closing NAV each business day. Other securities, not referenced above, for which market quotations are readily available will be valued at their bid/ask prices as obtained from one or more broker-dealers making markets for those securities.

Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates, which will be supplied by a third party pricing service. Swap agreements are valued utilizing quotes received daily by the Fund from third party pricing services or through broker-dealers, and are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

In certain instances, such as when market quotations are not readily available, securities and other assets will be valued at fair value (“Fair Value Asset”) in accordance with the Trust’s pricing policy and procedures approved by the Board. The Board has delegated to the Pricing Committee the day-to-day responsibilities for determining the values of the Fund’s investments as of any day on which the Fund’s NAVs are determined. When determining the price for Fair Value Assets, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset or settlement of that liability in an arm’s-length transaction. Fair value determinations shall be based upon various factors that the Adviser and/or Sub-Advisers deem relevant and consistent with the principles of fair value measurement. These factors include but are not limited to: (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) observations or market activity by the customary market participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as interest rates, volatilities, credit risks, and other news events. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Pricing Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Fund’s pricing vendors, a regular review of key inputs and assumptions, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is reviewed by the Board.

The Fund may also fair value securities that trade in a foreign market if events or market fluctuations that appear likely to affect the value of those securities occur between the time the foreign market closes and the time the NYSE closes. Generally, significant events may include: (1) corporate actions or announcements that affect a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts that affect a country or region, or (4) significant domestic or foreign market fluctuations. To address this issue, the Board has approved procedures that implement fair valuations of foreign equity securities (excluding Canadian, Mexican and American Depositary Receipts (“ADR”) securities priced on a domestic exchange) as a result of movements in U.S. markets (following the close of various foreign markets) that, on any given day, exceed certain triggers or thresholds approved by the Board. One or more third-party fair valuation pricing services has been retained to assist in the Trust’s fair valuation process for foreign securities. The Fund will also fair value foreign securities on days when a particular foreign securities principal exchange is closed, but the Fund is open. The effect of using fair value pricing is that a portfolio security will be priced based on the subjective judgment of the Pricing Committee, operating under procedures approved by the Board (including using an adjustment factor provided by a third-party pricing service), instead of being priced using valuations from an independent pricing service. Fair value pricing can help to protect the Fund by reducing arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing will completely prevent dilution of the Fund’s NAV by such traders. At July 31, 2016, no such adjustments had been made.

All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a third party pricing service. On occasion, the values of securities and exchange rates may be affected by significant events occurring between the time that determination of such values or exchange rates are made and the time that the net asset value is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, these securities and liabilities may be valued at fair value as determined in good faith by, or under the supervision of, the Board. For purposes of calculating the U.S. dollar equivalent value of a non U.S. dollar denominated obligations, foreign currency amounts are translated into U.S. dollars on the following basis: (1) market value of investment securities and other assets and liabilities - at the exchange rates prevailing as of the close of business on the NYSE; and (2) purchases and sales of investment securities and income and expenses - at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of investments held or sold during the period. Such gains and losses are included with net realized and unrealized gain or loss on investments.

ABERDEEN MULTI-MANAGER ALTERNATIVE STRATEGIES FUND II

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (Concluded)

JULY 31, 2016 (Unaudited)

Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities on the measurement date.

•	Level 2 — Other significant observable inputs (including quoted prices for similar assets or liabilities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities may be valued at amortized cost which approximates fair market value. Generally, amortized cost approximates the current fair market value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). The valuation of financial instruments held by the Fund is obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.).

The following is a summary of the valuations at July 31, 2016 for the Fund based upon the three levels previously defined. The Fund discloses significant transfers between levels based on valuations at the end of the reporting period. All transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their fair value. Transfers between Level 1 and Level 2 are included in a summary of the valuations below. For the period ended July 31, 2016, there were no Level 3 investments held.

Assets	Level 1	Level 2		Total
Investments:
Common Stocks[1]	$31,552,795	$1,494,131	[2,3]	$33,046,926
Options Purchased	261,512	—		261,512
Convertible Preferred Stocks[1]	180,164	—		180,164
Preferred Stocks[1]	43,784	—		43,784
Short-Term Investments	—	4,388,196		4,388,196

Total Investments	$32,038,255	$5,882,327		$37,920,582

Derivatives:
Futures Contracts[4]	$249,828	$—		$249,828
Total Return Swap Contracts	—	108,871		108,871
Contracts for Differences	—	225,331		225,331
Forward Foreign Currency Contracts	—	51,402		51,402

Total Derivatives	$249,828	$385,604		$635,432

Liabilities	Level 1	Level 2		Total
Investments:
Common Stocks[1]	$6,632,660	$—		$6,632,660
Exchange Traded Funds	5,234,267	—		5,234,267

Total Investments	$11,866,927	$—		$11,866,927

Derivatives:
Options Written	$43	$—		$43
Futures Contracts[4]	512,442	—		512,442
Total Return Swap Contracts	—	127,473		127,473
Contracts for Differences	—	273,856		273,856
Forward Foreign Currency Contracts	—	67,116		67,116

Total Derivatives	$512,485	$468,445		$980,930

ABERDEEN MULTI-MANAGER ALTERNATIVE STRATEGIES FUND II

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS

JULY 31, 2016 (Unaudited)

[1]	See Consolidated Schedule of Investments for industry breakdown.
[2]	Investment securities with a market value of $1,009,943, which represented 1.88% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
[3]	Level 2 includes investment securities with an aggregate value of $1,494,131, which represented 2.78% of the net assets of the Fund, that were fair valued under guidelines adopted by authority of the Fund’s board of directors/trustees as a result of significant market movements following the close of local trading.
[4]	Futures contracts are reported in the table above using the cumulative appreciation/depreciation as detailed in the futures contracts Consolidated Schedule of Investments, but only the variation margin to be received, if any, is reported within the Consolidated Statement of Assets and Liabilities.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Funds

By:	/s/ Bev Hendry
Bev Hendry,
Principal Executive Officer

September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bev Hendry
Bev Hendry,
Principal Executive Officer

September 28, 2016

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer

September 28, 2016